UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02464
MFS SERIES TRUST IX
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
April 30*
Date of reporting period:
April 30, 2026
*This Form N-CSR pertains to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Corporate Bond Fund

Class A-MFBFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$78	0.76%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Corporate Bond Fund (fund) provided a total return of 5.20%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 5.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    The fund's out-of-benchmark exposure to both the BB and B-rated credit quality segments, and its overweight exposure to BBB-rated bonds, supported relative performance.
    Favorable security selection within both A and BBB-rated bonds, particularly within the communications sector, also contributed to the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's underweight exposure to A-rated bonds held back relative performance.
    Security selection within the energy sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	5.20%	0.44%	2.59%
A with initial sales charge (4.25%)	0.73%	(0.42)%	2.14%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
Bloomberg U.S. Credit Index ∆	5.25%	0.65%	2.62%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	4,394,650,297	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	427	Average Effective Duration (yrs):	6.6
Total Management Fee ($)#:	16,745,757
Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	98.2%
Money Market Funds	1.8%
Composition including fixed income credit
quality
AAA	3.2%
AA	2.7%
A	32.1%
BBB	50.0%
BB	7.0%
B	1.9%
D	0.2%
U.S. Government	1.1%
Not Rated	0.0%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFBA-ANN

MFS® Corporate Bond Fund

Class B-MFBBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$154	1.51%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class B shares of the MFS Corporate Bond Fund (fund) provided a total return of 4.42%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 5.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    The fund's out-of-benchmark exposure to both the BB and B-rated credit quality segments, and its overweight exposure to BBB-rated bonds, supported relative performance.
    Favorable security selection within both A and BBB-rated bonds, particularly within the communications sector, also contributed to the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's underweight exposure to A-rated bonds held back relative performance.
    Security selection within the energy sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	4.42%	(0.30)%	1.83%
B with CDSC (declining over six years from 4% to 0%)×	0.42%	(0.63)%	1.83%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
Bloomberg U.S. Credit Index ∆	5.25%	0.65%	2.62%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	4,394,650,297	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	427	Average Effective Duration (yrs):	6.6
Total Management Fee ($)#:	16,745,757
Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	98.2%
Money Market Funds	1.8%
Composition including fixed income credit
quality
AAA	3.2%
AA	2.7%
A	32.1%
BBB	50.0%
BB	7.0%
B	1.9%
D	0.2%
U.S. Government	1.1%
Not Rated	0.0%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFBB-ANN

MFS® Corporate Bond Fund

Class C-MFBCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$154	1.51%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Corporate Bond Fund (fund) provided a total return of 4.42%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 5.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    The fund's out-of-benchmark exposure to both the BB and B-rated credit quality segments, and its overweight exposure to BBB-rated bonds, supported relative performance.
    Favorable security selection within both A and BBB-rated bonds, particularly within the communications sector, also contributed to the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's underweight exposure to A-rated bonds held back relative performance.
    Security selection within the energy sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	4.42%	(0.30)%	1.83%
C with CDSC (1% for 12 months)×	3.42%	(0.30)%	1.83%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
Bloomberg U.S. Credit Index ∆	5.25%	0.65%	2.62%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	4,394,650,297	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	427	Average Effective Duration (yrs):	6.6
Total Management Fee ($)#:	16,745,757
Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	98.2%
Money Market Funds	1.8%
Composition including fixed income credit
quality
AAA	3.2%
AA	2.7%
A	32.1%
BBB	50.0%
BB	7.0%
B	1.9%
D	0.2%
U.S. Government	1.1%
Not Rated	0.0%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFBC-ANN

MFS® Corporate Bond Fund

Class I-MBDIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$52	0.51%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Corporate Bond Fund (fund) provided a total return of 5.55%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 5.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    The fund's out-of-benchmark exposure to both the BB and B-rated credit quality segments, and its overweight exposure to BBB-rated bonds, supported relative performance.
    Favorable security selection within both A and BBB-rated bonds, particularly within the communications sector, also contributed to the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's underweight exposure to A-rated bonds held back relative performance.
    Security selection within the energy sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	5.55%	0.71%	2.84%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
Bloomberg U.S. Credit Index ∆	5.25%	0.65%	2.62%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	4,394,650,297	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	427	Average Effective Duration (yrs):	6.6
Total Management Fee ($)#:	16,745,757
Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	98.2%
Money Market Funds	1.8%
Composition including fixed income credit quality
AAA	3.2%
AA	2.7%
A	32.1%
BBB	50.0%
BB	7.0%
B	1.9%
D	0.2%
U.S. Government	1.1%
Not Rated	0.0%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFBI-ANN

MFS® Corporate Bond Fund

Class R1-MFBGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$154	1.51%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Corporate Bond Fund (fund) provided a total return of 4.51%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 5.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    The fund's out-of-benchmark exposure to both the BB and B-rated credit quality segments, and its overweight exposure to BBB-rated bonds, supported relative performance.
    Favorable security selection within both A and BBB-rated bonds, particularly within the communications sector, also contributed to the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's underweight exposure to A-rated bonds held back relative performance.
    Security selection within the energy sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	4.51%	(0.28)%	1.84%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
Bloomberg U.S. Credit Index ∆	5.25%	0.65%	2.62%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	4,394,650,297	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	427	Average Effective Duration (yrs):	6.6
Total Management Fee ($)#:	16,745,757
Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	98.2%
Money Market Funds	1.8%
Composition including fixed income credit quality
AAA	3.2%
AA	2.7%
A	32.1%
BBB	50.0%
BB	7.0%
B	1.9%
D	0.2%
U.S. Government	1.1%
Not Rated	0.0%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFBR1-ANN

MFS® Corporate Bond Fund

Class R2-MBRRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$103	1.01%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Corporate Bond Fund (fund) provided a total return of 4.94%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 5.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    The fund's out-of-benchmark exposure to both the BB and B-rated credit quality segments, and its overweight exposure to BBB-rated bonds, supported relative performance.
    Favorable security selection within both A and BBB-rated bonds, particularly within the communications sector, also contributed to the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's underweight exposure to A-rated bonds held back relative performance.
    Security selection within the energy sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	4.94%	0.21%	2.34%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
Bloomberg U.S. Credit Index ∆	5.25%	0.65%	2.62%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	4,394,650,297	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	427	Average Effective Duration (yrs):	6.6
Total Management Fee ($)#:	16,745,757
Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	98.2%
Money Market Funds	1.8%
Composition including fixed income credit quality
AAA	3.2%
AA	2.7%
A	32.1%
BBB	50.0%
BB	7.0%
B	1.9%
D	0.2%
U.S. Government	1.1%
Not Rated	0.0%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFBR2-ANN

MFS® Corporate Bond Fund

Class R3-MFBHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$78	0.76%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Corporate Bond Fund (fund) provided a total return of 5.20%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 5.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    The fund's out-of-benchmark exposure to both the BB and B-rated credit quality segments, and its overweight exposure to BBB-rated bonds, supported relative performance.
    Favorable security selection within both A and BBB-rated bonds, particularly within the communications sector, also contributed to the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's underweight exposure to A-rated bonds held back relative performance.
    Security selection within the energy sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	5.20%	0.46%	2.60%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
Bloomberg U.S. Credit Index ∆	5.25%	0.65%	2.62%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	4,394,650,297	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	427	Average Effective Duration (yrs):	6.6
Total Management Fee ($)#:	16,745,757
Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	98.2%
Money Market Funds	1.8%
Composition including fixed income credit quality
AAA	3.2%
AA	2.7%
A	32.1%
BBB	50.0%
BB	7.0%
B	1.9%
D	0.2%
U.S. Government	1.1%
Not Rated	0.0%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFBR3-ANN

MFS® Corporate Bond Fund

Class R4-MFBJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$52	0.51%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Corporate Bond Fund (fund) provided a total return of 5.63%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 5.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    The fund's out-of-benchmark exposure to both the BB and B-rated credit quality segments, and its overweight exposure to BBB-rated bonds, supported relative performance.
    Favorable security selection within both A and BBB-rated bonds, particularly within the communications sector, also contributed to the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's underweight exposure to A-rated bonds held back relative performance.
    Security selection within the energy sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	5.63%	0.74%	2.87%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
Bloomberg U.S. Credit Index ∆	5.25%	0.65%	2.62%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	4,394,650,297	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	427	Average Effective Duration (yrs):	6.6
Total Management Fee ($)#:	16,745,757
Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	98.2%
Money Market Funds	1.8%
Composition including fixed income credit quality
AAA	3.2%
AA	2.7%
A	32.1%
BBB	50.0%
BB	7.0%
B	1.9%
D	0.2%
U.S. Government	1.1%
Not Rated	0.0%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFBR4-ANN

MFS® Corporate Bond Fund

Class R6-MFBKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$42	0.41%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Corporate Bond Fund (fund) provided a total return of 5.65%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 5.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    The fund's out-of-benchmark exposure to both the BB and B-rated credit quality segments, and its overweight exposure to BBB-rated bonds, supported relative performance.
    Favorable security selection within both A and BBB-rated bonds, particularly within the communications sector, also contributed to the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's underweight exposure to A-rated bonds held back relative performance.
    Security selection within the energy sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	5.65%	0.80%	2.94%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
Bloomberg U.S. Credit Index ∆	5.25%	0.65%	2.62%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	4,394,650,297	Average Effective Maturity (yrs):	9.3
Total Number of Holdings:	427	Average Effective Duration (yrs):	6.6
Total Management Fee ($)#:	16,745,757
Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	98.2%
Money Market Funds	1.8%
Composition including fixed income credit quality
AAA	3.2%
AA	2.7%
A	32.1%
BBB	50.0%
BB	7.0%
B	1.9%
D	0.2%
U.S. Government	1.1%
Not Rated	0.0%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFBR6-ANN

MFS® Limited Maturity Fund

Class A-MQLFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$58	0.57%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Limited Maturity Fund (fund) provided a total return of 4.04%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 3.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector strengthened relative performance. Security selection within the industrials sector also supported relative results.
    From a quality perspective, security selection within BBB-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    There were no material detractors from relative performance during the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	4.04%	2.50%	2.41%
A with initial sales charge (2.50%)	1.44%	1.98%	2.16%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index ∆	3.42%	2.07%	2.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	3,352,561,328	Average Effective Maturity (yrs):	2.9
Total Number of Holdings:	396	Average Effective Duration (yrs):	2.1
Total Management Fee ($)#:	11,048,122
Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	97.2%
Money Market Funds	2.8%
Composition including fixed income credit quality
AAA	12.9%
AA	11.2%
A	18.6%
BBB	31.9%
CCC	0.0%
CC	0.0%
U.S. Government	22.2%
Federal Agencies	0.4%
Not Rated	0.0%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MQLA-ANN

MFS® Limited Maturity Fund

Class B-MQLBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$134	1.32%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class B shares of the MFS Limited Maturity Fund (fund) provided a total return of 3.44%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 3.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector strengthened relative performance. Security selection within the industrials sector also supported relative results.
    From a quality perspective, security selection within BBB-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    There were no material detractors from relative performance during the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	3.44%	1.77%	1.68%
B with CDSC (declining over six years from 4% to 0%)×	(0.55)%	1.41%	1.68%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index ∆	3.42%	2.07%	2.03%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	3,352,561,328	Average Effective Maturity (yrs):	2.9
Total Number of Holdings:	396	Average Effective Duration (yrs):	2.1
Total Management Fee ($)#:	11,048,122
Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	97.2%
Money Market Funds	2.8%
Composition including fixed income credit quality
AAA	12.9%
AA	11.2%
A	18.6%
BBB	31.9%
CCC	0.0%
CC	0.0%
U.S. Government	22.2%
Federal Agencies	0.4%
Not Rated	0.0%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MQLB-ANN

MFS® Limited Maturity Fund

Class C-MQLCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$144	1.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Limited Maturity Fund (fund) provided a total return of 3.16%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 3.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector strengthened relative performance. Security selection within the industrials sector also supported relative results.
    From a quality perspective, security selection within BBB-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    There were no material detractors from relative performance during the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	3.16%	1.63%	1.57%
C with CDSC (1% for 12 months)×	2.17%	1.63%	1.57%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index ∆	3.42%	2.07%	2.03%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	3,352,561,328	Average Effective Maturity (yrs):	2.9
Total Number of Holdings:	396	Average Effective Duration (yrs):	2.1
Total Management Fee ($)#:	11,048,122
Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	97.2%
Money Market Funds	2.8%
Composition including fixed income credit quality
AAA	12.9%
AA	11.2%
A	18.6%
BBB	31.9%
CCC	0.0%
CC	0.0%
U.S. Government	22.2%
Federal Agencies	0.4%
Not Rated	0.0%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MQLC-ANN

MFS® Limited Maturity Fund
Class I-MQLIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$43	0.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Limited Maturity Fund (fund) provided a total return of 4.37%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 3.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector strengthened relative performance. Security selection within the industrials sector also supported relative results.
    From a quality perspective, security selection within BBB-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    There were no material detractors from relative performance during the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.37%	2.65%	2.58%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index ∆	3.42%	2.07%	2.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	3,352,561,328	Average Effective Maturity (yrs):	2.9
Total Number of Holdings:	396	Average Effective Duration (yrs):	2.1
Total Management Fee ($)#:	11,048,122
Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	97.2%
Money Market Funds	2.8%
Composition including fixed income credit
quality
AAA	12.9%
AA	11.2%
A	18.6%
BBB	31.9%
CCC	0.0%
CC	0.0%
U.S. Government	22.2%
Federal Agencies	0.4%
Not Rated	0.0%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MQLI-ANN

MFS® Limited Maturity Fund
Class R1-MQLGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$144	1.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Limited Maturity Fund (fund) provided a total return of 3.16%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 3.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector strengthened relative performance. Security selection within the industrials sector also supported relative results.
    From a quality perspective, security selection within BBB-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    There were no material detractors from relative performance during the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	3.16%	1.60%	1.55%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index ∆	3.42%	2.07%	2.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	3,352,561,328	Average Effective Maturity (yrs):	2.9
Total Number of Holdings:	396	Average Effective Duration (yrs):	2.1
Total Management Fee ($)#:	11,048,122
Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	97.2%
Money Market Funds	2.8%
Composition including fixed income credit
quality
AAA	12.9%
AA	11.2%
A	18.6%
BBB	31.9%
CCC	0.0%
CC	0.0%
U.S. Government	22.2%
Federal Agencies	0.4%
Not Rated	0.0%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MQLR1-ANN

MFS® Limited Maturity Fund

Class R2-MLMRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$84	0.82%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Limited Maturity Fund (fund) provided a total return of 3.96%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 3.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector strengthened relative performance. Security selection within the industrials sector also supported relative results.
    From a quality perspective, security selection within BBB-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    There were no material detractors from relative performance during the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	3.96%	2.24%	2.18%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index ∆	3.42%	2.07%	2.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	3,352,561,328	Average Effective Maturity (yrs):	2.9
Total Number of Holdings:	396	Average Effective Duration (yrs):	2.1
Total Management Fee ($)#:	11,048,122
Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	97.2%
Money Market Funds	2.8%
Composition including fixed income credit
quality
AAA	12.9%
AA	11.2%
A	18.6%
BBB	31.9%
CCC	0.0%
CC	0.0%
U.S. Government	22.2%
Federal Agencies	0.4%
Not Rated	0.0%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MQLR2-ANN

MFS® Limited Maturity Fund

Class R3-MQLHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$68	0.67%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Limited Maturity Fund (fund) provided a total return of 4.11%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 3.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector strengthened relative performance. Security selection within the industrials sector also supported relative results.
    From a quality perspective, security selection within BBB-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    There were no material detractors from relative performance during the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	4.11%	2.40%	2.33%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index ∆	3.42%	2.07%	2.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	3,352,561,328	Average Effective Maturity (yrs):	2.9
Total Number of Holdings:	396	Average Effective Duration (yrs):	2.1
Total Management Fee ($)#:	11,048,122
Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	97.2%
Money Market Funds	2.8%
Composition including fixed income credit
quality
AAA	12.9%
AA	11.2%
A	18.6%
BBB	31.9%
CCC	0.0%
CC	0.0%
U.S. Government	22.2%
Federal Agencies	0.4%
Not Rated	0.0%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MQLR3-ANN

MFS® Limited Maturity Fund

Class R4-MQLJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$43	0.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Limited Maturity Fund (fund) provided a total return of 4.20%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 3.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector strengthened relative performance. Security selection within the industrials sector also supported relative results.
    From a quality perspective, security selection within BBB-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    There were no material detractors from relative performance during the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	4.20%	2.66%	2.61%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index ∆	3.42%	2.07%	2.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	3,352,561,328	Average Effective Maturity (yrs):	2.9
Total Number of Holdings:	396	Average Effective Duration (yrs):	2.1
Total Management Fee ($)#:	11,048,122
Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	97.2%
Money Market Funds	2.8%
Composition including fixed income credit
quality
AAA	12.9%
AA	11.2%
A	18.6%
BBB	31.9%
CCC	0.0%
CC	0.0%
U.S. Government	22.2%
Federal Agencies	0.4%
Not Rated	0.0%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MQLR4-ANN

MFS® Limited Maturity Fund

Class R6-MQLKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.34%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Limited Maturity Fund (fund) provided a total return of 4.28%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 3.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector strengthened relative performance. Security selection within the industrials sector also supported relative results.
    From a quality perspective, security selection within BBB-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    There were no material detractors from relative performance during the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	4.28%	2.73%	2.64%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index ∆	3.42%	2.07%	2.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	3,352,561,328	Average Effective Maturity (yrs):	2.9
Total Number of Holdings:	396	Average Effective Duration (yrs):	2.1
Total Management Fee ($)#:	11,048,122
Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	97.2%
Money Market Funds	2.8%
Composition including fixed income credit quality
AAA	12.9%
AA	11.2%
A	18.6%
BBB	31.9%
CCC	0.0%
CC	0.0%
U.S. Government	22.2%
Federal Agencies	0.4%
Not Rated	0.0%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MQLR6-ANN

MFS® Municipal Limited
Maturity Fund

Class A-MTLFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	0.58%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Municipal Limited Maturity Fund (fund) provided a total return of 4.95%, at net asset value. This compares with a return of 6.34% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg 1-9 Year Municipal Bond Index, generated a return of 4.91%.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a supportive backdrop punctuated by bouts of volatility. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year, providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. Volatility rose again in March of this year due to heightened geopolitical risks and related economic effects before returning to relatively low levels late in the period. Resilient inflows and generally solid credit fundamentals were key supports for the asset class. The benchmark index for this fund generated a return of 4.91% for the period. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.03%, higher than the five-year average of 2.60%.
  Top contributors to performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    The fund’s overweight to the housing sector and underweight to general obligation bonds aided relative performance. Favorable security selection within both the transportation and education sectors also supported relative results.
    From a quality perspective, an overweight to BBB-rated and below investment grade bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    The fund's overweight to the 10 to 20-year segment of the yield curve detracted from relative returns as yields in that segment declined less than bonds with shorter maturities.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	4.95%	1.49%	1.94%
A with initial sales charge (2.50%)	2.33%	0.98%	1.69%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	6.34%	0.90%	2.20%
Bloomberg 1-9 Year Municipal Bond Index ∆	4.91%	1.27%	1.81%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	3,116,903,553	Average Effective Maturity (yrs):	5.2
Total Number of Holdings:	1,069	Average Effective Duration (yrs):	3.7
Total Management Fee ($)#:	9,561,990
Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.6%
Composition including fixed income credit
quality
AAA	2.7%
AA	34.4%
A	37.0%
BBB	13.6%
BB	3.5%
B	0.3%
Not Rated	4.9%
Money Market Funds	3.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTLA-ANN

MFS® Municipal Limited
Maturity Fund

Class B-MTLBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$136	1.33%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class B shares of the MFS Municipal Limited Maturity Fund (fund) provided a total return of 4.04%, at net asset value. This compares with a return of 6.34% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg 1-9 Year Municipal Bond Index, generated a return of 4.91%.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a supportive backdrop punctuated by bouts of volatility. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year, providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. Volatility rose again in March of this year due to heightened geopolitical risks and related economic effects before returning to relatively low levels late in the period. Resilient inflows and generally solid credit fundamentals were key supports for the asset class. The benchmark index for this fund generated a return of 4.91% for the period. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.03%, higher than the five-year average of 2.60%.
  Top contributors to performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    The fund’s overweight to the housing sector and underweight to general obligation bonds aided relative performance. Favorable security selection within both the transportation and education sectors also supported relative results.
    From a quality perspective, an overweight to BBB-rated and below investment grade bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    The fund's overweight to the 10 to 20-year segment of the yield curve detracted from relative returns as yields in that segment declined less than bonds with shorter maturities.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	4.04%	0.74%	1.19%
B with CDSC (declining over six years from 4% to 0%)×	0.04%	0.36%	1.19%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	6.34%	0.90%	2.20%
Bloomberg 1-9 Year Municipal Bond Index ∆	4.91%	1.27%	1.81%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	3,116,903,553	Average Effective Maturity (yrs):	5.2
Total Number of Holdings:	1,069	Average Effective Duration (yrs):	3.7
Total Management Fee ($)#:	9,561,990
Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.6%
Composition including fixed income credit
quality
AAA	2.7%
AA	34.4%
A	37.0%
BBB	13.6%
BB	3.5%
B	0.3%
Not Rated	4.9%
Money Market Funds	3.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTLB-ANN

MFS® Municipal Limited
Maturity Fund

Class C-MTLCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$146	1.43%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Municipal Limited Maturity Fund (fund) provided a total return of 3.94%, at net asset value. This compares with a return of 6.34% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg 1-9 Year Municipal Bond Index, generated a return of 4.91%.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a supportive backdrop punctuated by bouts of volatility. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year, providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. Volatility rose again in March of this year due to heightened geopolitical risks and related economic effects before returning to relatively low levels late in the period. Resilient inflows and generally solid credit fundamentals were key supports for the asset class. The benchmark index for this fund generated a return of 4.91% for the period. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.03%, higher than the five-year average of 2.60%.
  Top contributors to performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    The fund’s overweight to the housing sector and underweight to general obligation bonds aided relative performance. Favorable security selection within both the transportation and education sectors also supported relative results.
    From a quality perspective, an overweight to BBB-rated and below investment grade bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    The fund's overweight to the 10 to 20-year segment of the yield curve detracted from relative returns as yields in that segment declined less than bonds with shorter maturities.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	3.94%	0.61%	1.07%
C with CDSC (1% for 12 months)×	2.94%	0.61%	1.07%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	6.34%	0.90%	2.20%
Bloomberg 1-9 Year Municipal Bond Index ∆	4.91%	1.27%	1.81%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	3,116,903,553	Average Effective Maturity (yrs):	5.2
Total Number of Holdings:	1,069	Average Effective Duration (yrs):	3.7
Total Management Fee ($)#:	9,561,990
Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.6%
Composition including fixed income credit quality
AAA	2.7%
AA	34.4%
A	37.0%
BBB	13.6%
BB	3.5%
B	0.3%
Not Rated	4.9%
Money Market Funds	3.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTLC-ANN

MFS® Municipal Limited
Maturity Fund

Class I-MTLIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$44	0.43%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Municipal Limited Maturity Fund (fund) provided a total return of 4.98%, at net asset value. This compares with a return of 6.34% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg 1-9 Year Municipal Bond Index, generated a return of 4.91%.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a supportive backdrop punctuated by bouts of volatility. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year, providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. Volatility rose again in March of this year due to heightened geopolitical risks and related economic effects before returning to relatively low levels late in the period. Resilient inflows and generally solid credit fundamentals were key supports for the asset class. The benchmark index for this fund generated a return of 4.91% for the period. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.03%, higher than the five-year average of 2.60%.
  Top contributors to performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    The fund’s overweight to the housing sector and underweight to general obligation bonds aided relative performance. Favorable security selection within both the transportation and education sectors also supported relative results.
    From a quality perspective, an overweight to BBB-rated and below investment grade bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    The fund's overweight to the 10 to 20-year segment of the yield curve detracted from relative returns as yields in that segment declined less than bonds with shorter maturities.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.98%	1.61%	2.09%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	6.34%	0.90%	2.20%
Bloomberg 1-9 Year Municipal Bond Index ∆	4.91%	1.27%	1.81%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	3,116,903,553	Average Effective Maturity (yrs):	5.2
Total Number of Holdings:	1,069	Average Effective Duration (yrs):	3.7
Total Management Fee ($)#:	9,561,990
Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.6%
Composition including fixed income credit
quality
AAA	2.7%
AA	34.4%
A	37.0%
BBB	13.6%
BB	3.5%
B	0.3%
Not Rated	4.9%
Money Market Funds	3.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTLI-ANN

MFS® Municipal Limited
Maturity Fund

Class R6-MTLRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$37	0.36%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Municipal Limited Maturity Fund (fund) provided a total return of 5.19%, at net asset value. This compares with a return of 6.34% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg 1-9 Year Municipal Bond Index, generated a return of 4.91%.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  The municipal market produced positive returns over the trailing year, characterized by a supportive backdrop punctuated by bouts of volatility. Following a spike in April 2025, bond yield volatility generally trended lower through January of this year, providing a tailwind to returns. Additionally, the resumption of Fed rate cuts in late 2025 bolstered fixed income assets, including municipals. Volatility rose again in March of this year due to heightened geopolitical risks and related economic effects before returning to relatively low levels late in the period. Resilient inflows and generally solid credit fundamentals were key supports for the asset class. The benchmark index for this fund generated a return of 4.91% for the period. A positive for income-oriented investors, the yield (yield-to-worst) of the benchmark index ended the period at 3.03%, higher than the five-year average of 2.60%.
  Top contributors to performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    The fund’s overweight to the housing sector and underweight to general obligation bonds aided relative performance. Favorable security selection within both the transportation and education sectors also supported relative results.
    From a quality perspective, an overweight to BBB-rated and below investment grade bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    The fund's overweight to the 10 to 20-year segment of the yield curve detracted from relative returns as yields in that segment declined less than bonds with shorter maturities.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	5.19%	1.71%	2.21%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	6.34%	0.90%	2.20%
Bloomberg 1-9 Year Municipal Bond Index ∆	4.91%	1.27%	1.85%
*	For the period from the commencement of the class's investment operations, September 1, 2017 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	3,116,903,553	Average Effective Maturity (yrs):	5.2
Total Number of Holdings:	1,069	Average Effective Duration (yrs):	3.7
Total Management Fee ($)#:	9,561,990
Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.6%
Composition including fixed income credit
quality
AAA	2.7%
AA	34.4%
A	37.0%
BBB	13.6%
BB	3.5%
B	0.3%
Not Rated	4.9%
Money Market Funds	3.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTLR6-ANN

MFS® Total Return
Bond Fund

Class A-MRBFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$61	0.60%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Total Return Bond Fund (fund) provided a total return of 4.40%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative returns. Favorable security selection within the industrials sector also supported relative results.
    From a quality perspective, the fund’s out-of-benchmark exposure to BB-rated bonds benefited relative returns. Security selection within BBB-rated bonds was another positive factor for relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. Not owning any securities within the government-related sovereign sector also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	4.40%	0.49%	2.06%
A with initial sales charge (4.25%)	(0.03)%	(0.38)%	1.62%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	8,274,986,056	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	1,074	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	28,761,662
Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	98.5%
Money Market Funds	1.5%
Composition including fixed income credit quality
AAA	13.7%
AA	7.0%
A	10.8%
BBB	22.2%
BB	4.0%
B	1.9%
CCC	0.0%
CC	0.0%
U.S. Government	24.0%
Federal Agencies	14.7%
Not Rated	0.2%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RBFA-ANN

MFS® Total Return
Bond Fund

Class B-MRBBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$137	1.35%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class B shares of the MFS Total Return Bond Fund (fund) provided a total return of 3.63%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative returns. Favorable security selection within the industrials sector also supported relative results.
    From a quality perspective, the fund’s out-of-benchmark exposure to BB-rated bonds benefited relative returns. Security selection within BBB-rated bonds was another positive factor for relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. Not owning any securities within the government-related sovereign sector also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	3.63%	(0.26)%	1.31%
B with CDSC (declining over six years from 4% to 0%)×	(0.37)%	(0.60)%	1.31%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	8,274,986,056	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	1,074	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	28,761,662
Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	98.5%
Money Market Funds	1.5%
Composition including fixed income credit quality
AAA	13.7%
AA	7.0%
A	10.8%
BBB	22.2%
BB	4.0%
B	1.9%
CCC	0.0%
CC	0.0%
U.S. Government	24.0%
Federal Agencies	14.7%
Not Rated	0.2%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RBFB-ANN

MFS® Total Return
Bond Fund

Class C-MRBCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$148	1.45%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Total Return Bond Fund (fund) provided a total return of 3.52%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative returns. Favorable security selection within the industrials sector also supported relative results.
    From a quality perspective, the fund’s out-of-benchmark exposure to BB-rated bonds benefited relative returns. Security selection within BBB-rated bonds was another positive factor for relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. Not owning any securities within the government-related sovereign sector also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	3.52%	(0.36)%	1.20%
C with CDSC (1% for 12 months)×	2.52%	(0.36)%	1.20%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	8,274,986,056	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	1,074	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	28,761,662
Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	98.5%
Money Market Funds	1.5%
Composition including fixed income credit quality
AAA	13.7%
AA	7.0%
A	10.8%
BBB	22.2%
BB	4.0%
B	1.9%
CCC	0.0%
CC	0.0%
U.S. Government	24.0%
Federal Agencies	14.7%
Not Rated	0.2%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RBFC-ANN

MFS® Total Return
Bond Fund

Class I-MRBIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$46	0.45%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Total Return Bond Fund (fund) provided a total return of 4.56%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative returns. Favorable security selection within the industrials sector also supported relative results.
    From a quality perspective, the fund’s out-of-benchmark exposure to BB-rated bonds benefited relative returns. Security selection within BBB-rated bonds was another positive factor for relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. Not owning any securities within the government-related sovereign sector also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.56%	0.64%	2.21%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	8,274,986,056	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	1,074	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	28,761,662
Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	98.5%
Money Market Funds	1.5%
Composition including fixed income credit quality
AAA	13.7%
AA	7.0%
A	10.8%
BBB	22.2%
BB	4.0%
B	1.9%
CCC	0.0%
CC	0.0%
U.S. Government	24.0%
Federal Agencies	14.7%
Not Rated	0.2%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RBFI-ANN

MFS® Total Return
Bond Fund

Class R1-MRBGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$148	1.45%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Total Return Bond Fund (fund) provided a total return of 3.52%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative returns. Favorable security selection within the industrials sector also supported relative results.
    From a quality perspective, the fund’s out-of-benchmark exposure to BB-rated bonds benefited relative returns. Security selection within BBB-rated bonds was another positive factor for relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. Not owning any securities within the government-related sovereign sector also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	3.52%	(0.34)%	1.20%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	8,274,986,056	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	1,074	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	28,761,662
Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	98.5%
Money Market Funds	1.5%
Composition including fixed income credit quality
AAA	13.7%
AA	7.0%
A	10.8%
BBB	22.2%
BB	4.0%
B	1.9%
CCC	0.0%
CC	0.0%
U.S. Government	24.0%
Federal Agencies	14.7%
Not Rated	0.2%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RBFR1-ANN

MFS® Total Return
Bond Fund

Class R2-MRRRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$97	0.95%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Total Return Bond Fund (fund) provided a total return of 4.04%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative returns. Favorable security selection within the industrials sector also supported relative results.
    From a quality perspective, the fund’s out-of-benchmark exposure to BB-rated bonds benefited relative returns. Security selection within BBB-rated bonds was another positive factor for relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. Not owning any securities within the government-related sovereign sector also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	4.04%	0.14%	1.72%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	8,274,986,056	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	1,074	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	28,761,662
Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	98.5%
Money Market Funds	1.5%
Composition including fixed income credit quality
AAA	13.7%
AA	7.0%
A	10.8%
BBB	22.2%
BB	4.0%
B	1.9%
CCC	0.0%
CC	0.0%
U.S. Government	24.0%
Federal Agencies	14.7%
Not Rated	0.2%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RBFR2-ANN

MFS® Total Return
Bond Fund

Class R3-MRBHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$72	0.70%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Total Return Bond Fund (fund) provided a total return of 4.30%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative returns. Favorable security selection within the industrials sector also supported relative results.
    From a quality perspective, the fund’s out-of-benchmark exposure to BB-rated bonds benefited relative returns. Security selection within BBB-rated bonds was another positive factor for relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. Not owning any securities within the government-related sovereign sector also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	4.30%	0.39%	1.96%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	8,274,986,056	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	1,074	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	28,761,662
Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	98.5%
Money Market Funds	1.5%
Composition including fixed income credit quality
AAA	13.7%
AA	7.0%
A	10.8%
BBB	22.2%
BB	4.0%
B	1.9%
CCC	0.0%
CC	0.0%
U.S. Government	24.0%
Federal Agencies	14.7%
Not Rated	0.2%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RBFR3-ANN

MFS® Total Return
Bond Fund

Class R4-MRBJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$46	0.45%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Total Return Bond Fund (fund) provided a total return of 4.56%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative returns. Favorable security selection within the industrials sector also supported relative results.
    From a quality perspective, the fund’s out-of-benchmark exposure to BB-rated bonds benefited relative returns. Security selection within BBB-rated bonds was another positive factor for relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. Not owning any securities within the government-related sovereign sector also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	4.56%	0.64%	2.21%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	8,274,986,056	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	1,074	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	28,761,662
Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	98.5%
Money Market Funds	1.5%
Composition including fixed income credit quality
AAA	13.7%
AA	7.0%
A	10.8%
BBB	22.2%
BB	4.0%
B	1.9%
CCC	0.0%
CC	0.0%
U.S. Government	24.0%
Federal Agencies	14.7%
Not Rated	0.2%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RBFR4-ANN

MFS® Total Return
Bond Fund

Class R6-MRBKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$36	0.35%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Total Return Bond Fund (fund) provided a total return of 4.66%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative returns. Favorable security selection within the industrials sector also supported relative results.
    From a quality perspective, the fund’s out-of-benchmark exposure to BB-rated bonds benefited relative returns. Security selection within BBB-rated bonds was another positive factor for relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. Not owning any securities within the government-related sovereign sector also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	4.66%	0.74%	2.32%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	8,274,986,056	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	1,074	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	28,761,662
Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	98.5%
Money Market Funds	1.5%
Composition including fixed income credit quality
AAA	13.7%
AA	7.0%
A	10.8%
BBB	22.2%
BB	4.0%
B	1.9%
CCC	0.0%
CC	0.0%
U.S. Government	24.0%
Federal Agencies	14.7%
Not Rated	0.2%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RBFR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr. and Ms. Paula E. Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis and Ms. Smith are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to a series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended April 30, 2026 and 2025, audit fees billed to each Fund by Deloitte were as follows:

Fees billed by Deloitte:		Audit Fees
	2026	2025
MFS Corporate Bond Fund	73,551	71,432
MFS Limited Maturity Fund	70,226	68,204
MFS Municipal Limited Maturity Fund	62,079	60,294
MFS Total Return Bond Fund	82,685	80,300
Total	288,541	280,230

For the fiscal years ended April 30, 2026 and 2025, fees billed by Deloitte for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	2025	2026	2025
To MFS Corporate Bond Fund	0	0	0	0	0	0
To MFS Limited Maturity Fund	0	0	0	0	0	0
To MFS Municipal Limited	0	0	0	0	0	0
Maturity Fund
To MFS Total Return Bond Fund	0	0	0	0	0	0
Total fees billed by Deloitte	0	0	0	0	0	0
To above Funds:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	2025	2026	2025
To MFS and MFS Related	0	0	0	0	0	452,513
Entities of MFS Corporate Bond Fund*
To MFS and MFS Related Entities	0	0	0	0	0	452,513
of MFS Limited Maturity Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	452,513
MFS Municipal Limited Maturity Fund*
To MFS and MFS Related Entities	0	0	0	0	0	452,513
of MFS Total Return Bond Fund*

Fees billed by Deloitte:		Aggregate Fees for Non-audit Services
			2026		2025
To MFS Corporate Bond Fund, MFS and MFS Related			0		470,440
Entities#
To MFS Limited Maturity Fund, MFS and MFS			0		470,440
Related Entities#
To MFS Municipal Limited Maturity Fund, MFS and			0		470,440
MFS Related Entities#
To MFS Total Return Bond Fund, MFS and MFS			0		470,440
Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities. If applicable the fees are converted to USD as of the payment date.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Corporate Bond Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Corporate Bond Fund
Portfolio of Investments − 4/30/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 97.4%
Aerospace & Defense – 2.2%
Boeing Co., 5.15%, 5/01/2030	$15,298,000	$15,545,410
Boeing Co., 6.388%, 5/01/2031	6,580,000	7,027,444
Boeing Co., 5.805%, 5/01/2050	33,463,000	32,608,124
Honeywell Aerospace, Inc., 4.6%, 3/16/2033 (n)	11,076,000	10,935,791
Honeywell Aerospace, Inc., 4.95%, 3/16/2036 (n)	11,076,000	10,950,282
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	4,416,000	4,567,040
TransDigm, Inc., 6.875%, 12/15/2030 (n)	16,762,000	17,275,001
		$98,909,092
Asset-Backed & Securitized – 3.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.101%, 11/15/2054 (i)	$109,849,327	$3,579,330
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	9,604,394	9,641,864
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.469% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	4,841,000	4,840,965
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.404% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	16,374,000	16,404,551
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.372% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	120,925	300,138
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.231%, 7/15/2054 (i)	193,232,625	8,412,015
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	7,118,238	7,142,029
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)	11,593,604	11,601,157
ELM Trust, 2024-ELM, “D10”, 6.626%, 6/10/2039 (n)	4,848,307	4,844,308
Home Owner Mortgage Enhanced, 5.077%, 8/25/2060 (n)	6,872,535	6,837,411
Jersey Mikes Funding LLC, 2026-1A, “A2I”, 4.952%, 2/15/2056 (n)	5,434,000	5,381,603
Jersey Mikes Funding LLC, 2026-1A, “A2II”, 5.481%, 2/15/2056 (n)	6,476,000	6,381,846
KREF 2018-FT1 Ltd., “A”, FLR, 4.852% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	467,498	467,464
KREF 2018-FT1 Ltd., “AS”, FLR, 5.082% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	9,074,500	9,070,571
MF1 2022-FL8 Ltd., “A”, FLR, 5.007% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	4,900,292	4,900,277
MF1 2024-FL5 LLC, “A”, FLR, 5.349% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	14,356,000	14,379,328
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.044%, 7/25/2069 (n)	3,274,452	3,274,007
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A1”, 5.53%, 5/25/2070 (n)	3,638,999	3,654,348
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	2,418,720	2,427,407
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	1,872,819	1,876,780
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	3,196,081	3,215,030
Provident Funding Mortgage Trust, 2025-3, “A4”, 5.5%, 8/25/2055 (n)	11,020,011	11,021,446
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	2,658,368	2,677,379
		$142,331,254
Auto & Auto Components – 1.3%
Cummins, Inc., 5.45%, 2/20/2054	$7,545,000	$7,298,947
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	8,394,000	8,452,987
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	8,944,000	8,943,277
Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	8,901,000	8,846,106
Ford Motor Credit Co. LLC, 5.753%, 4/06/2033	6,622,000	6,564,653
Volkswagen Group of America Finance LLC, 4.45%, 9/11/2027 (n)	5,497,000	5,481,146
Volkswagen Group of America Finance LLC, 6.2%, 11/16/2028 (n)	9,816,000	10,146,017
		$55,733,133
Brokerage & Asset Managers – 3.7%
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036	$27,702,000	$27,033,048
Citadel Securities Global Holdings LLC, 5.75%, 3/27/2036 (n)	17,888,000	17,653,016
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	19,354,000	19,455,751
MFBFS-ANN
1

MFS Corporate Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Jefferies Financial Group, Inc., 5.125%, 4/28/2031	$7,773,000	$7,665,075
Jefferies Financial Group, Inc., 5.5%, 2/15/2036	14,826,000	14,277,469
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	12,968,000	12,909,180
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	16,854,000	16,185,950
LPL Holdings, Inc., 5.65%, 3/15/2035	16,252,000	16,241,556
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)	10,316,000	10,477,897
The Carlyle Group, Inc., 5.05%, 9/19/2035	20,053,000	19,381,713
		$161,280,655
Building – 1.2%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$16,803,000	$16,704,027
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)	8,912,000	8,907,893
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	8,128,000	8,145,264
Vulcan Materials Co., 3.5%, 6/01/2030	4,932,000	4,736,106
Vulcan Materials Co., 4.5%, 6/15/2047	10,514,000	8,790,641
Vulcan Materials Co., 5.7%, 12/01/2054	7,935,000	7,738,116
		$55,022,047
Business Services – 0.8%
Black Pearl Compute LLC, 6.125%, 2/15/2031 (n)	$7,145,000	$7,249,230
Fiserv, Inc., 4.4%, 7/01/2049	11,150,000	8,448,750
Paychex, Inc., 5.1%, 4/15/2030	5,597,000	5,656,644
Paychex, Inc., 5.35%, 4/15/2032	12,254,000	12,363,578
		$33,718,202
Cable TV – 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$7,929,000	$8,011,303
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	18,364,000	14,679,458
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.834%, 10/23/2055	4,303,000	4,027,332
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.7%, 12/01/2055	4,302,000	4,053,503
Comcast Corp., 2.887%, 11/01/2051	17,096,000	9,818,011
Videotron Ltd., 3.625%, 6/15/2029 (n)	8,998,000	8,723,527
Videotron Ltd., 5.7%, 1/15/2035 (n)	15,385,000	15,479,942
		$64,793,076
Chemicals – 1.0%
Maxam Prill S.à r.l., 7.75%, 7/15/2030 (n)	$18,665,000	$19,290,334
SCIH Salt Holdings, Inc., 4.875%, 5/01/2028 (n)	18,888,000	18,703,001
SNF Group SACA, 5.626%, 3/31/2031 (n)	5,141,300	5,203,811
		$43,197,146
Conglomerates – 1.9%
Eaton Corp. PLC, 4.5%, 3/06/2033	$6,805,000	$6,703,283
Eaton Corp. PLC, 4.8%, 3/06/2036	4,464,000	4,394,479
GE Vernova, Inc., 4.875%, 2/04/2036	11,082,000	10,961,998
nVent Finance S.à r.l., 5.65%, 5/15/2033	5,067,000	5,195,877
Regal Rexnord Corp., 6.05%, 4/15/2028	10,547,000	10,811,501
Regal Rexnord Corp., 6.3%, 2/15/2030	14,860,000	15,549,491
Regal Rexnord Corp., 6.4%, 4/15/2033	11,138,000	11,843,314
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	10,836,000	10,869,898
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	8,326,000	8,586,160
		$84,916,001
2

MFS Corporate Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.8%
Haleon US Capital LLC, 3.625%, 3/24/2032	$11,835,000	$11,145,124
HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 1/15/2029 (n)	5,410,000	5,239,828
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)	4,192,000	4,240,049
L'Oréal S.A., 5%, 5/20/2035 (n)	6,725,000	6,806,892
Mattel, Inc., 3.75%, 4/01/2029 (n)	7,492,000	7,268,254
		$34,700,147
Consumer Services – 0.7%
CBRE Group, Inc., 5.95%, 8/15/2034	$14,472,000	$15,102,865
Rentokil Terminix Funding PLC, 4.625%, 4/23/2031 (n)	3,723,000	3,684,560
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	6,759,000	6,812,593
Service Corp. International, 5.75%, 10/15/2032	6,087,000	6,140,669
		$31,740,687
Diversified Financial Services – 2.6%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	$4,843,000	$4,843,000
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	8,004,000	7,911,741
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	5,143,000	4,966,871
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)	10,375,000	10,122,405
Blackstone Secured Lending Fund, 5.35%, 4/13/2028	8,864,000	8,842,362
FTAI Aviation Investors LLC, 7%, 5/01/2031 (n)	10,320,000	10,680,395
Goldman Sachs Private Credit Corp., 6.15%, 6/16/2031 (n)	8,863,000	8,788,410
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)	4,283,000	4,266,390
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	7,609,000	7,952,059
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	5,461,000	5,542,014
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	8,150,000	8,249,389
Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031 (n)	6,283,000	5,833,130
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	17,593,000	17,843,378
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)	7,617,000	7,461,542
		$113,303,086
Electrical Equipment – 0.6%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$15,431,000	$15,903,559
PR RNO Property Owner 1 LLC, 6.5%, 5/01/2031 (n)(w)	10,802,000	10,707,092
		$26,610,651
Emerging Market Quasi-Sovereign – 0.3%
Comision Federal de Electricidad (United Mexican States), 6.045%, 1/28/2034 (n)	$13,539,000	$13,368,138
Emerging Market Sovereign – 1.4%
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$9,580,000	$9,653,766
Republic of Poland, 6.125%, 4/14/2056	11,177,000	11,207,359
United Mexican States, 5.85%, 7/02/2032	12,008,000	12,198,327
United Mexican States, 5.625%, 2/09/2034	11,597,000	11,448,210
United Mexican States, 6.625%, 1/29/2038	11,920,000	12,281,176
United Mexican States, 6.338%, 5/04/2053	4,838,000	4,554,977
		$61,343,815
Energy - Independent – 1.4%
APA Corp., 6.1%, 2/15/2035	$3,503,000	$3,634,430
APA Corp., 6.75%, 2/15/2055	6,386,000	6,526,533
Occidental Petroleum Corp., 4.4%, 4/15/2046	18,603,000	14,795,224
Pioneer Natural Resources Co., 1.9%, 8/15/2030	2,906,000	2,625,091
3

MFS Corporate Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Pioneer Natural Resources Co., 2.15%, 1/15/2031	$20,530,000	$18,538,925
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	10,508,000	11,459,321
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	5,056,000	5,115,460
		$62,694,984
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 3.001%, 3/17/2052	$10,654,000	$6,725,663
Entertainment & Leisure – 0.9%
Carnival Corp., 5.75%, 8/01/2032 (n)	$15,087,000	$15,162,858
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	6,700,000	6,792,172
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)	9,140,000	9,280,070
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	9,364,000	9,530,567
		$40,765,667
Food & Beverages – 4.1%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$4,622,000	$4,306,577
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	17,135,000	14,460,731
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	20,190,000	20,009,902
Flowers Foods, Inc., 5.75%, 3/15/2035	9,433,000	9,089,574
Flowers Foods, Inc., 6.2%, 3/15/2055	3,764,000	3,179,903
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.75%, 12/01/2031	12,802,000	11,992,828
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.625%, 1/15/2032	7,345,000	6,792,370
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 6.5%, 12/01/2052	6,203,000	6,221,044
Kraft Heinz Foods Co., 4.875%, 10/01/2049	7,869,000	6,443,611
Kraft Heinz Foods Co., 5.5%, 6/01/2050	9,757,000	8,738,058
Mars, Inc., 4.55%, 4/20/2028 (n)	8,206,000	8,258,408
Mars, Inc., 5%, 3/01/2032 (n)	19,768,000	20,053,693
Mars, Inc., 5.2%, 3/01/2035 (n)	3,438,000	3,468,679
Mars, Inc., 3.95%, 4/01/2049 (n)	10,409,000	8,056,478
Mars, Inc., 5.7%, 5/01/2055 (n)	13,975,000	13,598,188
Primo Water Holdings, Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)	18,150,000	17,712,501
SYSCO Corp., 4.45%, 3/15/2048	10,038,000	8,005,754
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	9,882,000	9,918,267
		$180,306,566
Global Systemically Important Banks – 12.5%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$13,536,000	$13,531,741
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	6,620,000	6,811,665
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	12,703,000	11,526,696
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	9,701,000	10,174,396
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	13,347,000	11,945,629
BNP Paribas S.A., 6.875% to 12/15/2033, FLR (CMT - 5yr. + 2.853%) to 6/15/2174 (n)	11,962,000	11,880,955
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	11,827,000	11,926,102
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029	14,717,000	14,881,247
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	7,329,000	7,306,017
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	9,995,000	10,745,063
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	9,426,000	9,425,808
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	14,169,000	13,940,538
Goldman Sachs Group, Inc., 5.065% to 1/21/2036, FLR (SOFR - 1 day + 1.19%) to 1/21/2037	13,709,000	13,402,417
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031	4,418,000	4,473,514
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	14,851,000	13,435,823
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	8,263,000	7,426,680
4

MFS Corporate Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Global Systemically Important Banks – continued
HSBC Holdings PLC, 5.279% to 3/10/2036, FLR (SOFR - 1 day + 1.55%) to 3/10/2037	$10,370,000	$10,227,613
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	13,272,000	13,382,433
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	4,363,000	4,360,880
JPMorgan Chase & Co., 3.54%, 5/01/2028	13,887,000	13,771,014
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	9,529,000	9,796,356
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	37,249,000	33,147,686
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	5,407,000	5,480,563
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	19,973,000	19,748,572
JPMorgan Chase & Co., 4.898% to 1/22/2036, FLR (SOFR - 1 day + 1.07%) to 1/22/2037	18,465,000	17,999,998
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	14,185,000	14,006,842
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	6,954,000	7,051,828
Mitsubishi UFJ Financial Group, Inc., 4.847% to 4/21/2031, FLR (CMT - 1yr. + 0.92%) to 4/21/2032	7,255,000	7,242,622
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036	17,847,000	17,732,800
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	4,781,000	4,868,859
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	16,170,000	15,542,260
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	10,761,000	10,967,333
Morgan Stanley, 5.073% to 1/30/2036, FLR (SOFR - 1 day + 1.184%) to 1/30/2037	25,841,000	25,283,637
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	28,730,000	25,135,495
Toronto-Dominion Bank, 4.693%, 9/15/2027	13,991,000	14,062,247
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	35,561,000	33,883,600
UBS Group AG, 5.58%, 5/09/2036 (n)	23,300,000	23,697,461
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	12,670,000	11,615,470
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	9,269,000	9,432,663
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	10,754,000	10,990,892
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031	12,007,000	12,240,009
Wells Fargo & Co., 5.389% to 4/24/2033, FLR (SOFR - 1 day + 2.02%) to 4/24/2034	4,281,000	4,358,094
		$548,861,518
Hardware, Peripherals, & Assembly – 0.1%
Apple, Inc., 2.7%, 8/05/2051	$5,729,000	$3,525,242
Industrial – 0.8%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$11,452,000	$11,540,197
WSP Global, Inc., 5.039%, 9/18/2031 (n)	7,788,000	7,754,666
WSP Global, Inc., 5.714%, 9/18/2036 (n)	16,273,000	16,174,116
		$35,468,979
Insurance – 1.8%
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	$8,970,000	$9,104,604
Corebridge Financial, Inc., 6.875% to 12/01/2030, FLR (CMT - 5yr. + 3.181%) to 6/01/2174	8,532,000	8,775,717
Corebridge Global Funding, 4.9%, 8/21/2032 (n)	9,874,000	9,786,991
Lincoln National Corp., 5.852%, 3/15/2034	10,597,000	10,800,921
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)	14,444,000	14,889,403
Pacific Life Insurance Co., 5.95%, 9/15/2055 (n)	14,081,000	13,758,358
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	12,457,000	13,191,543
		$80,307,537
Insurance - Health – 1.4%
Elevance Health, Inc., 5.65%, 6/15/2054	$15,203,000	$14,391,862
Humana, Inc., 5.375%, 4/15/2031	8,486,000	8,601,943
Humana, Inc., 5.55%, 5/01/2035	9,053,000	8,995,258
Humana, Inc., 4.95%, 10/01/2044	7,759,000	6,545,101
UnitedHealth Group, Inc., 5.5%, 7/15/2044	11,737,000	11,388,779
5

MFS Corporate Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – continued
UnitedHealth Group, Inc., 5.875%, 2/15/2053	$13,807,000	$13,687,297
		$63,610,240
Insurance - Property & Casualty – 3.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/2028 (n)	$14,078,000	$14,239,080
American International Group, Inc., 4.85%, 5/07/2030	4,495,000	4,539,588
American International Group, Inc., 5.125%, 3/27/2033	16,737,000	16,927,451
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	8,147,000	8,786,010
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	11,784,000	12,701,958
Asurion LLC, 8%, 12/31/2032 (n)	10,596,000	11,068,465
Brown & Brown, Inc., 5.25%, 6/23/2032	2,879,000	2,873,033
Brown & Brown, Inc., 6.25%, 6/23/2055	2,513,000	2,498,584
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	9,453,000	8,846,997
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054	11,191,000	11,389,701
Fairfax Financial Holdings Ltd., 6.5%, 5/20/2055	7,484,000	7,811,649
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	7,483,000	7,547,457
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	7,151,000	6,666,945
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	4,401,000	4,421,609
Progressive Corp., 5.15%, 3/26/2036	10,921,000	10,894,022
		$131,212,549
International Market Quasi-Sovereign – 0.6%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$11,954,000	$12,318,708
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	16,065,000	14,240,646
		$26,559,354
International Market Sovereign – 0.6%
Government of Bermuda, 5%, 7/15/2032 (n)	$25,609,000	$25,690,949
Machinery & Tools – 0.8%
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	$3,228,000	$3,208,733
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	9,885,000	10,028,587
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	4,502,000	4,669,383
CNH Industrial Capital LLC, 5.5%, 1/12/2029	10,984,000	11,230,695
CNH Industrial N.V., 3.85%, 11/15/2027	5,323,000	5,277,897
		$34,415,295
Media – 0.9%
Walt Disney Co., 3.5%, 5/13/2040	$14,545,000	$11,936,920
Walt Disney Co., 4.75%, 9/15/2044	2,217,000	1,980,211
Walt Disney Co., 3.6%, 1/13/2051	8,855,000	6,412,882
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	11,650,000	11,059,483
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	10,874,000	10,250,852
		$41,640,348
Medical & Health Technology & Services – 2.1%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$12,203,000	$11,295,730
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	6,904,000	5,107,828
Baxter International, Inc., 4.9%, 12/15/2030	4,043,000	4,001,244
Baxter International, Inc., 5.65%, 12/15/2035	5,698,000	5,597,184
CommonSpirit Health, 5.662%, 9/01/2055	7,411,000	7,059,081
HCA, Inc., 4.9%, 11/15/2035	5,166,000	5,000,108
HCA, Inc., 5.7%, 11/15/2055	8,467,000	7,875,363
6

MFS Corporate Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
ICON Investments Six DAC, 5.809%, 5/08/2027	$17,938,000	$18,073,485
ICON Investments Six DAC, 5.849%, 5/08/2029	2,916,000	2,971,404
Marin General Hospital, 7.242%, 8/01/2045	8,685,000	9,278,394
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032	16,466,000	16,276,968
		$92,536,789
Medical Equipment – 1.3%
Abbott Laboratories, 4.65%, 3/15/2036	$15,026,000	$14,591,752
Augusta SpinCo Corp., 4.945%, 3/23/2033	7,382,000	7,346,100
Augusta SpinCo Corp., 5.245%, 3/23/2036	8,119,000	8,086,120
Danaher Corp., 2.6%, 10/01/2050	16,527,000	9,836,298
Stryker Corp., 4.625%, 9/11/2034	15,607,000	15,265,980
		$55,126,250
Metals & Mining – 1.0%
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	$11,171,000	$10,674,316
Glencore Finance (Canada) Ltd., 5.55%, 10/25/2042 (n)	1,034,000	991,604
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	13,761,000	13,676,176
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	17,231,000	17,861,524
		$43,203,620
Midstream – 4.4%
Cheniere Energy Partners LP, 5.55%, 10/30/2035	$16,893,000	$17,241,743
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	3,370,000	3,381,276
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	8,216,000	8,605,809
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	8,633,000	9,077,948
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	18,259,000	17,210,245
Energy Transfer LP, 6.5% to 2/15/2031, FLR (CMT - 5yr. + 2.676%) to 2/15/2056	3,930,000	3,940,591
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	6,504,000	6,679,836
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	5,632,128	5,491,795
Plains All American Pipeline LP, 5.95%, 6/15/2035	10,914,000	11,254,665
Plains All American Pipeline LP, 5.6%, 1/15/2036	7,525,000	7,537,793
Plains All American Pipeline LP, 4.9%, 2/15/2045	13,471,000	11,704,639
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)	15,327,000	15,117,276
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)	6,372,000	6,714,387
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	2,537,000	2,562,073
Sunoco LP, 6.625%, 8/15/2032 (n)	16,278,000	16,642,757
Targa Resources Corp., 4.2%, 2/01/2033	7,413,000	7,042,084
Targa Resources Corp., 4.95%, 4/15/2052	20,769,000	17,472,521
Targa Resources Corp., 6.25%, 7/01/2052	3,900,000	3,899,339
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	2,672,000	2,750,020
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	9,312,000	8,723,068
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)	7,342,000	7,261,551
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)	3,165,000	3,364,522
		$193,675,938
Municipals – 0.5%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$6,395,000	$5,662,100
Massachusetts Development Finance Agency Rev., Taxable (Middlesex Sustainable Energy Partners), “B”, 7.375%, 10/01/2035	4,905,000	5,047,552
New Hampshire National Finance Authority, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	9,195,000	9,753,706
		$20,463,358
7

MFS Corporate Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.4%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$18,170,000	$19,021,249
Network & Telecom – 0.5%
NTT Finance Corp., 5.171%, 7/16/2032 (n)	$15,965,000	$16,132,243
NTT Finance Corp., 5.502%, 7/16/2035 (n)	6,761,000	6,879,163
		$23,011,406
Non-Global Systemically Important Banks – 5.9%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$21,135,000	$22,082,894
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)	6,242,000	6,471,483
Bank Hapoalim B.M., 4.722%, 7/14/2029 (n)	20,030,000	19,804,232
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	11,170,000	12,093,540
BPCE S.A., 5.716% to 1/18/2029, FLR (CMT - 1yr. + 1.959%) to 1/18/2030 (n)	9,556,000	9,787,364
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	21,476,000	23,469,372
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	12,534,000	12,037,420
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	18,459,000	14,090,314
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	16,262,000	16,711,683
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	4,193,000	4,468,859
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	9,528,000	9,450,132
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	3,736,000	3,758,375
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	11,201,000	11,266,543
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	21,704,000	19,668,519
Nationwide Building Society, 4.351%, 9/30/2030 (n)	15,908,000	15,722,939
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	16,788,000	16,598,546
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	6,731,000	6,774,080
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	8,687,000	8,954,151
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	6,505,000	6,654,167
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	10,434,000	11,069,586
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	10,140,000	10,116,032
		$261,050,231
Pharmaceuticals & Biotechnology – 1.7%
AbbVie, Inc., 4.75%, 3/15/2036	$7,388,000	$7,224,305
AbbVie, Inc., 5.35%, 3/15/2044	14,936,000	14,490,121
AbbVie, Inc., 5.4%, 3/15/2054	8,759,000	8,312,722
Eli Lilly & Co., 5.5%, 2/12/2055	6,063,000	5,901,924
Merck & Co., Inc., 4.75%, 12/04/2035	14,965,000	14,648,185
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	8,900,000	8,244,915
Pfizer, Inc., 2.55%, 5/28/2040	7,976,000	5,792,123
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	8,944,000	9,189,112
		$73,803,407
Pollution Control – 0.3%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	$7,073,000	$6,904,454
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)	4,300,000	4,458,171
		$11,362,625
Railroads – 0.8%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$15,724,000	$14,499,103
Burlington Northern Santa Fe LLC, 5.5%, 3/15/2055	8,373,000	8,067,522
Canadian Pacific Railway Co., 3.1%, 12/02/2051	21,527,000	14,024,755
		$36,591,380
8

MFS Corporate Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Apartment – 0.8%
American Homes 4 Rent LP, REIT, 5.5%, 7/15/2034	$6,707,000	$6,739,020
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	22,341,000	22,115,750
American Homes 4 Rent LP, REIT, 4.3%, 4/15/2052	6,036,000	4,634,954
		$33,489,724
Real Estate - Other – 0.7%
Lexington Realty Trust Co., 2.375%, 10/01/2031	$14,810,000	$12,895,476
Prologis LP, REIT, 5.125%, 1/15/2034	10,977,000	11,084,749
Public Storage Operating Co., 5%, 12/15/2035	7,380,000	7,297,418
		$31,277,643
Real Estate - Retail – 0.9%
NNN REIT, Inc., 5.6%, 10/15/2033	$10,547,000	$10,816,369
STORE Capital Corp., REIT, 4.625%, 3/15/2029	6,457,000	6,393,500
STORE Capital Corp., REIT, 2.75%, 11/18/2030	2,497,000	2,253,749
STORE Capital Corp., REIT, 2.7%, 12/01/2031	20,677,000	18,141,219
		$37,604,837
Real Estate - Storage & Office – 1.5%
Boston Properties LP, REIT, 2.75%, 10/01/2026	$9,750,000	$9,685,965
COPT Defense Properties, REIT, 2%, 1/15/2029	9,985,000	9,337,017
COPT Defense Properties, REIT, 4.5%, 10/15/2030	5,267,000	5,206,886
COPT Defense Properties, REIT, 2.75%, 4/15/2031	4,771,000	4,330,672
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034	8,148,000	8,292,771
Highwoods Realty LP, 5.35%, 1/15/2033	18,586,000	18,409,500
Vornado Realty LP, 5.75%, 2/01/2033	10,042,000	10,059,027
		$65,321,838
Refining – 0.4%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031	$10,463,529	$9,784,576
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (a)(n)	12,152,000	6,653,220
		$16,437,796
Retail & E-commerce – 1.3%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$12,247,000	$8,946,952
Amazon.com, Inc., 5.65%, 3/13/2046	18,459,000	18,204,246
DICK'S Sporting Goods, 4.1%, 1/15/2052	12,244,000	8,691,888
Home Depot, Inc., 3.3%, 4/15/2040	15,616,000	12,516,157
O'Reilly Automotive, Inc., 5.1%, 3/12/2036	7,383,000	7,305,593
		$55,664,836
Semiconductor & Electronic Components – 1.9%
Broadcom, Inc., 5.05%, 7/12/2029	$8,807,000	$8,977,780
Broadcom, Inc., 5.2%, 7/15/2035	12,805,000	12,915,468
Broadcom, Inc., 4.8%, 2/15/2036	11,572,000	11,293,077
Broadcom, Inc., 5.7%, 1/15/2056	9,846,000	9,788,396
Intel Corp., 5.7%, 2/10/2053	7,743,000	7,242,760
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033	3,324,000	3,328,355
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5.25%, 8/19/2035	21,622,000	21,620,893
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	12,722,000	9,069,748
		$84,236,477
9

MFS Corporate Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Software – 1.9%
Microsoft Corp., 2.525%, 6/01/2050	$5,450,000	$3,217,042
Microsoft Corp., 2.5%, 9/15/2050	14,610,000	8,584,547
Oracle Corp., 4.95%, 2/04/2031	11,892,000	11,632,566
Oracle Corp., 4.8%, 9/26/2032	4,489,000	4,268,433
Oracle Corp., 5.35%, 5/04/2033	15,233,000	14,812,112
Oracle Corp., 5.2%, 9/26/2035	4,796,000	4,468,799
Oracle Corp., 5.7%, 2/04/2036	9,439,000	9,064,727
Oracle Corp., 4%, 7/15/2046	4,254,000	2,839,434
Oracle Corp., 5.55%, 2/06/2053	4,436,000	3,528,701
Salesforce, Inc., 4.9%, 9/15/2031	9,601,000	9,572,799
Salesforce, Inc., 5.55%, 3/15/2036	11,078,000	11,047,399
		$83,036,559
Supermarkets – 0.3%
Kroger Co., 5.5%, 9/15/2054	$12,325,000	$11,438,803
Telecommunications - Wireless – 1.9%
American Tower Corp., 5.2%, 2/15/2029	$11,727,000	$11,933,991
American Tower Corp., 5.45%, 2/15/2034	10,065,000	10,265,433
American Tower Corp., 3.7%, 10/15/2049	6,193,000	4,475,264
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	20,384,000	15,953,545
Rogers Communications, Inc., 4.5%, 3/15/2042	8,577,000	7,242,469
Rogers Communications, Inc., 4.55%, 3/15/2052	3,085,000	2,432,184
T-Mobile USA, Inc., 5.05%, 7/15/2033	3,885,000	3,902,986
T-Mobile USA, Inc., 3%, 2/15/2041	17,961,000	13,117,446
Vodafone Group PLC, 5.625%, 2/10/2053	16,182,000	15,168,063
		$84,491,381
Tobacco – 1.0%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$12,025,000	$12,819,656
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)	15,174,000	15,597,822
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)	15,373,000	15,753,976
		$44,171,454
Transportation & Logistics – 1.1%
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	$19,070,000	$19,880,056
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	11,010,000	11,126,905
ERAC USA Finance LLC, 4.7%, 4/30/2031 (n)	11,060,000	11,035,144
ERAC USA Finance LLC, 5.25%, 4/30/2036 (n)	8,194,000	8,173,413
		$50,215,518
Travel, Gaming, & Lodging – 2.1%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$14,904,000	$15,122,090
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	18,564,000	18,494,571
Las Vegas Sands Corp., 5.9%, 6/01/2027	6,679,000	6,748,517
Las Vegas Sands Corp., 6.2%, 8/15/2034	8,932,000	9,179,138
Marriott International, Inc., 2.85%, 4/15/2031	12,565,000	11,518,054
Sands China Ltd., 2.85%, 3/08/2029	15,270,000	14,492,203
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	7,044,000	7,027,592
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	8,594,000	8,571,018
		$91,153,183
10

MFS Corporate Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 1.1%
U.S. Treasury Bonds, 4.75%, 2/15/2045	$9,101,000	$8,861,032
U.S. Treasury Bonds, 5%, 5/15/2045 (f)	16,964,000	17,030,266
U.S. Treasury Bonds, 4.625%, 11/15/2045	6,770,000	6,468,523
U.S. Treasury Bonds, 4.75%, 2/15/2056	18,081,000	17,408,613
		$49,768,434
Utilities – 8.0%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)	$5,000,000	$4,707,653
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)	4,802,000	4,383,065
Adani Transmission Step-One Ltd., 4.25%, 5/21/2036	4,563,230	4,146,004
AEP Texas, Inc., 5.2%, 4/15/2036	7,341,000	7,217,406
AEP Transmission Co. LLC, 5.375%, 6/15/2035	9,949,000	10,113,668
AEP Transmission Co. LLC, 5.4%, 3/15/2053	5,852,000	5,507,774
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	5,767,000	5,766,854
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	4,691,000	4,205,015
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	3,795,000	3,563,765
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	3,159,000	2,598,319
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	9,739,000	9,079,113
Duke Energy Florida LLC, 3.4%, 10/01/2046	5,361,000	3,824,552
Duke Energy Florida LLC, 6.2%, 11/15/2053	8,443,000	8,828,776
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	7,809,000	7,827,981
Enel Finance International N.V., 5.5%, 6/15/2052 (n)	4,500,000	4,066,163
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	9,393,000	11,088,602
Eversource Energy, 4.45%, 12/15/2030	6,435,000	6,340,796
Eversource Energy, 5.5%, 1/01/2034	11,861,000	12,076,627
FirstEnergy Corp., 3.9%, 7/15/2027	8,381,000	8,322,918
FirstEnergy Corp., 3.4%, 3/01/2050	16,280,000	10,872,921
Florida Power & Light Co., 2.45%, 2/03/2032	6,909,000	6,198,629
Florida Power & Light Co., 3.95%, 3/01/2048	8,281,000	6,464,886
Georgia Power Co., 4.95%, 5/17/2033	3,562,000	3,587,170
Georgia Power Co., 5.125%, 5/15/2052	13,035,000	11,902,686
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	18,451,000	16,578,712
MidAmerican Energy Co., 5.85%, 9/15/2054	14,274,000	14,272,442
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029	9,119,457	8,997,902
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035	15,373,000	15,460,048
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035	11,001,000	11,222,897
Pacific Gas & Electric Co., 5.45%, 6/15/2027	4,875,000	4,919,312
Pacific Gas & Electric Co., 2.5%, 2/01/2031	4,565,000	4,106,481
Pacific Gas & Electric Co., 4%, 12/01/2046	8,364,000	6,158,471
PPL Electric Utilities Corp., 4.85%, 2/15/2034	11,696,000	11,684,055
PSEG Power LLC, 5.2%, 5/15/2030 (n)	12,874,000	13,075,413
PSEG Power LLC, 5.75%, 5/15/2035 (n)	10,101,000	10,289,603
Public Service Electric & Gas Co., 5.5%, 3/01/2055	7,751,000	7,464,698
Southern California Edison Co., 4.5%, 9/01/2040	4,499,000	3,872,218
Vistra Operations Co. LLC, 4.7%, 1/31/2031 (n)	13,848,000	13,633,386
Vistra Operations Co. LLC, 5.35%, 1/31/2036 (n)	13,848,000	13,524,219
Xcel Energy, Inc., 5.5%, 3/15/2034	15,124,000	15,421,768
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	5,000,000	5,199,665
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)	8,777,000	9,378,804
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)	2,010,000	2,153,947
		$350,105,384
11

MFS Corporate Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Gas – 1.3%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$8,925,000	$8,759,277
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	14,050,000	13,785,093
Spire, Inc., 4.6%, 9/01/2031	21,871,000	21,655,494
Spire, Inc., 6.25%, 6/01/2056	15,231,000	15,178,829
		$59,378,693
Total Bonds (Identified Cost, $4,358,944,678)		$4,280,390,834
Mutual Funds (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $77,555,966)	77,553,008	$77,560,764
Other Assets, Less Liabilities – 0.8%		36,698,699
Net Assets – 100.0%		$4,394,650,297

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $77,560,764 and
$4,280,390,834, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$1,688,045,411, representing 38.4% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 4/30/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	869	$98,074,797	June – 2026	$1,584,931
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	1,035	$116,793,282	June – 2026	$(4,846,688)
U.S. Treasury Note 2 yr	Long	USD	426	88,235,250	June – 2026	(810,260)
12

MFS Corporate Bond Fund
Portfolio of Investments – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Interest Rate Futures - continued
U.S. Treasury Ultra Bond 30 yr	Long	USD	753	$86,618,531	June – 2026	$(3,349,790)
						$(9,006,738)
At April 30, 2026, the fund had liquid securities collateral with an aggregate value of $7,552,415 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
13

MFS Corporate Bond Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $4,358,944,678)	$4,280,390,834
Investments in affiliated issuers, at value (identified cost, $77,555,966)	77,560,764
Cash	2,772,169
Receivables for
Net daily variation margin on open futures contracts	31,261
Fund shares sold	3,727,388
Interest and dividends	50,998,382
Other assets	6,629
Total assets	$4,415,487,427
Liabilities
Payables for
Distributions	$474,245
Investments purchased	2,398,047
When-issued investments purchased	10,693,980
Fund shares reacquired	6,151,827
Payable to affiliates
Investment adviser	88,627
Administrative services fee	3,196
Shareholder servicing costs	751,472
Distribution and service fees	23,687
Payable for independent Trustees' compensation	13
Accrued expenses and other liabilities	252,036
Total liabilities	$20,837,130
Net assets	$4,394,650,297
Net assets consist of
Paid-in capital	$5,198,170,301
Total distributable earnings (loss)	(803,520,004)
Net assets	$4,394,650,297
Shares of beneficial interest outstanding	355,740,579

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,590,977,702	128,677,792	$12.36
Class B	263,549	21,351	12.34
Class C	23,752,930	1,927,338	12.32
Class I	990,709,445	80,237,387	12.35
Class R1	2,955,780	239,567	12.34
Class R2	8,051,019	650,869	12.37
Class R3	16,635,485	1,344,804	12.37
Class R4	11,894,891	960,410	12.39
Class R6	1,749,409,496	141,681,061	12.35

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.91 [100 / 95.75 x $12.36]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
14

MFS Corporate Bond Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 4/30/26 Net investment income (loss)
Income
Interest	$234,704,302
Dividends from affiliated issuers	3,431,221
Other	1,578,338
Total investment income	$239,713,861
Expenses
Management fee	$17,372,230
Distribution and service fees	4,503,622
Shareholder servicing costs	3,046,643
Administrative services fee	557,788
Independent Trustees' compensation	93,485
Custodian fee	214,166
Shareholder communications	307,597
Audit and tax fees	86,921
Legal fees	23,146
Miscellaneous	297,931
Total expenses	$26,503,529
Fees paid indirectly	(2,560)
Reduction of expenses by investment adviser and distributor	(627,918)
Net expenses	$25,873,051
Net investment income (loss)	$213,840,810
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(19,919,483)
Affiliated issuers	(18,110)
Futures contracts	821,413
Net realized gain (loss)	$(19,116,180)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$53,069,523
Affiliated issuers	6,481
Futures contracts	(6,179,610)
Net unrealized gain (loss)	$46,896,394
Net realized and unrealized gain (loss)	$27,780,214
Change in net assets from operations	$241,621,024
See Notes to Financial Statements
15

MFS Corporate Bond Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	4/30/26	4/30/25
Change in net assets
From operations
Net investment income (loss)	$213,840,810	$212,685,105
Net realized gain (loss)	(19,116,180)	(60,284,037)
Net unrealized gain (loss)	46,896,394	173,641,779
Change in net assets from operations	$241,621,024	$326,042,847
Total distributions to shareholders	$(213,788,048)	$(213,933,375)
Change in net assets from fund share transactions	$(162,241,599)	$64,280,324
Total change in net assets	$(134,408,623)	$176,389,796
Net assets
At beginning of period	4,529,058,920	4,352,669,124
At end of period	$4,394,650,297	$4,529,058,920
See Notes to Financial Statements
16

MFS Corporate Bond Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.29	$11.97	$12.30	$12.71	$15.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.56	$0.55	$0.50	$0.41	$0.35
Net realized and unrealized gain (loss)	0.07	0.32	(0.32)	(0.40)	(1.92)
Total from investment operations	$0.63	$0.87	$0.18	$0.01	$(1.57)
Less distributions declared to shareholders
From net investment income	$(0.56)	$(0.55)	$(0.51)	$(0.41)	$(0.36)
From net realized gain	—	—	—	(0.01)	(0.45)
Total distributions declared to shareholders	$(0.56)	$(0.55)	$(0.51)	$(0.42)	$(0.81)
Net asset value, end of period (x)	$12.36	$12.29	$11.97	$12.30	$12.71
Total return (%) (r)(s)(t)(x)	5.20	7.37	1.50	0.20	(11.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	0.78	0.78	0.78	0.76
Expenses after expense reductions (f)	0.76	0.76	0.77	0.77	0.75
Net investment income (loss)	4.52	4.46	4.19	3.36	2.38
Portfolio turnover rate	41	38	59	46	54
Net assets at end of period (000 omitted)	$1,590,978	$1,668,483	$1,663,876	$1,726,630	$1,932,006

Class B	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.27	$11.95	$12.28	$12.68	$15.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.47	$0.46	$0.41	$0.32	$0.24
Net realized and unrealized gain (loss)	0.07	0.32	(0.32)	(0.39)	(1.92)
Total from investment operations	$0.54	$0.78	$0.09	$(0.07)	$(1.68)
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.46)	$(0.42)	$(0.32)	$(0.25)
From net realized gain	—	—	—	(0.01)	(0.45)
Total distributions declared to shareholders	$(0.47)	$(0.46)	$(0.42)	$(0.33)	$(0.70)
Net asset value, end of period (x)	$12.34	$12.27	$11.95	$12.28	$12.68
Total return (%) (r)(s)(t)(x)	4.42	6.58	0.74	(0.48)	(11.70)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	1.53	1.53	1.53	1.51
Expenses after expense reductions (f)	1.51	1.51	1.52	1.52	1.50
Net investment income (loss)	3.78	3.71	3.40	2.60	1.62
Portfolio turnover rate	41	38	59	46	54
Net assets at end of period (000 omitted)	$264	$708	$1,734	$3,585	$6,283

See Notes to Financial Statements
17

MFS Corporate Bond Fund
Financial Highlights - continued
Class C	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.25	$11.93	$12.26	$12.67	$15.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.47	$0.46	$0.41	$0.32	$0.24
Net realized and unrealized gain (loss)	0.07	0.32	(0.32)	(0.40)	(1.91)
Total from investment operations	$0.54	$0.78	$0.09	$(0.08)	$(1.67)
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.46)	$(0.42)	$(0.32)	$(0.25)
From net realized gain	—	—	—	(0.01)	(0.45)
Total distributions declared to shareholders	$(0.47)	$(0.46)	$(0.42)	$(0.33)	$(0.70)
Net asset value, end of period (x)	$12.32	$12.25	$11.93	$12.26	$12.67
Total return (%) (r)(s)(t)(x)	4.42	6.58	0.73	(0.56)	(11.65)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	1.53	1.53	1.53	1.51
Expenses after expense reductions (f)	1.51	1.51	1.52	1.52	1.50
Net investment income (loss)	3.77	3.71	3.43	2.60	1.62
Portfolio turnover rate	41	38	59	46	54
Net assets at end of period (000 omitted)	$23,753	$28,059	$34,108	$42,440	$61,283

Class I	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.27	$11.95	$12.29	$12.69	$15.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.59	$0.58	$0.53	$0.44	$0.39
Net realized and unrealized gain (loss)	0.08	0.32	(0.33)	(0.39)	(1.92)
Total from investment operations	$0.67	$0.90	$0.20	$0.05	$(1.53)
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.58)	$(0.54)	$(0.44)	$(0.40)
From net realized gain	—	—	—	(0.01)	(0.45)
Total distributions declared to shareholders	$(0.59)	$(0.58)	$(0.54)	$(0.45)	$(0.85)
Net asset value, end of period (x)	$12.35	$12.27	$11.95	$12.29	$12.69
Total return (%) (r)(s)(t)(x)	5.55	7.64	1.67	0.53	(10.79)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	0.53	0.53	0.53	0.51
Expenses after expense reductions (f)	0.51	0.51	0.52	0.52	0.50
Net investment income (loss)	4.77	4.71	4.43	3.60	2.62
Portfolio turnover rate	41	38	59	46	54
Net assets at end of period (000 omitted)	$990,709	$990,033	$942,477	$934,582	$1,062,759

See Notes to Financial Statements
18

MFS Corporate Bond Fund
Financial Highlights - continued
Class R1	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.26	$11.94	$12.28	$12.68	$15.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.47	$0.46	$0.41	$0.32	$0.24
Net realized and unrealized gain (loss)	0.08	0.32	(0.33)	(0.39)	(1.91)
Total from investment operations	$0.55	$0.78	$0.08	$(0.07)	$(1.67)
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.46)	$(0.42)	$(0.32)	$(0.25)
From net realized gain	—	—	—	(0.01)	(0.45)
Total distributions declared to shareholders	$(0.47)	$(0.46)	$(0.42)	$(0.33)	$(0.70)
Net asset value, end of period (x)	$12.34	$12.26	$11.94	$12.28	$12.68
Total return (%) (r)(s)(t)(x)	4.51	6.58	0.65	(0.48)	(11.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	1.53	1.53	1.53	1.51
Expenses after expense reductions (f)	1.51	1.51	1.52	1.52	1.50
Net investment income (loss)	3.78	3.71	3.45	2.61	1.62
Portfolio turnover rate	41	38	59	46	54
Net assets at end of period (000 omitted)	$2,956	$3,867	$4,071	$3,629	$3,922

Class R2	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.30	$11.97	$12.31	$12.71	$15.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.53	$0.52	$0.47	$0.38	$0.31
Net realized and unrealized gain (loss)	0.07	0.33	(0.33)	(0.39)	(1.91)
Total from investment operations	$0.60	$0.85	$0.14	$(0.01)	$(1.60)
Less distributions declared to shareholders
From net investment income	$(0.53)	$(0.52)	$(0.48)	$(0.38)	$(0.33)
From net realized gain	—	—	—	(0.01)	(0.45)
Total distributions declared to shareholders	$(0.53)	$(0.52)	$(0.48)	$(0.39)	$(0.78)
Net asset value, end of period (x)	$12.37	$12.30	$11.97	$12.31	$12.71
Total return (%) (r)(s)(t)(x)	4.94	7.19	1.16	0.03	(11.23)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	1.03	1.03	1.03	1.01
Expenses after expense reductions (f)	1.01	1.01	1.02	1.02	1.00
Net investment income (loss)	4.28	4.22	3.93	3.11	2.12
Portfolio turnover rate	41	38	59	46	54
Net assets at end of period (000 omitted)	$8,051	$9,543	$13,963	$17,271	$19,328

See Notes to Financial Statements
19

MFS Corporate Bond Fund
Financial Highlights - continued
Class R3	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.30	$11.97	$12.31	$12.71	$15.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.56	$0.55	$0.50	$0.39	$0.35
Net realized and unrealized gain (loss)	0.07	0.34	(0.33)	(0.37)	(1.92)
Total from investment operations	$0.63	$0.89	$0.17	$0.02	$(1.57)
Less distributions declared to shareholders
From net investment income	$(0.56)	$(0.56)	$(0.51)	$(0.41)	$(0.36)
From net realized gain	—	—	—	(0.01)	(0.45)
Total distributions declared to shareholders	$(0.56)	$(0.56)	$(0.51)	$(0.42)	$(0.81)
Net asset value, end of period (x)	$12.37	$12.30	$11.97	$12.31	$12.71
Total return (%) (r)(s)(t)(x)	5.20	7.46	1.42	0.28	(11.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	0.78	0.78	0.78	0.76
Expenses after expense reductions (f)	0.76	0.76	0.77	0.76	0.75
Net investment income (loss)	4.52	4.47	4.18	3.17	2.38
Portfolio turnover rate	41	38	59	46	54
Net assets at end of period (000 omitted)	$16,635	$19,835	$19,949	$24,627	$136,630

Class R4	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.30	$11.97	$12.31	$12.71	$15.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.60	$0.58	$0.53	$0.44	$0.39
Net realized and unrealized gain (loss)	0.09	0.34	(0.33)	(0.39)	(1.92)
Total from investment operations	$0.69	$0.92	$0.20	$0.05	$(1.53)
Less distributions declared to shareholders
From net investment income	$(0.60)	$(0.59)	$(0.54)	$(0.44)	$(0.40)
From net realized gain	—	—	—	(0.01)	(0.45)
Total distributions declared to shareholders	$(0.60)	$(0.59)	$(0.54)	$(0.45)	$(0.85)
Net asset value, end of period (x)	$12.39	$12.30	$11.97	$12.31	$12.71
Total return (%) (r)(s)(t)(x)	5.63	7.72	1.67	0.53	(10.78)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	0.53	0.53	0.53	0.51
Expenses after expense reductions (f)	0.51	0.51	0.52	0.52	0.50
Net investment income (loss)	4.78	4.71	4.44	3.61	2.63
Portfolio turnover rate	41	38	59	46	54
Net assets at end of period (000 omitted)	$11,895	$52,407	$54,316	$53,301	$61,624

See Notes to Financial Statements
20

MFS Corporate Bond Fund
Financial Highlights - continued
Class R6	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.27	$11.95	$12.29	$12.69	$15.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.61	$0.59	$0.54	$0.45	$0.40
Net realized and unrealized gain (loss)	0.08	0.33	(0.33)	(0.39)	(1.92)
Total from investment operations	$0.69	$0.92	$0.21	$0.06	$(1.52)
Less distributions declared to shareholders
From net investment income	$(0.61)	$(0.60)	$(0.55)	$(0.45)	$(0.41)
From net realized gain	—	—	—	(0.01)	(0.45)
Total distributions declared to shareholders	$(0.61)	$(0.60)	$(0.55)	$(0.46)	$(0.86)
Net asset value, end of period (x)	$12.35	$12.27	$11.95	$12.29	$12.69
Total return (%) (r)(s)(t)(x)	5.65	7.74	1.76	0.63	(10.70)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43	0.43	0.43	0.43	0.41
Expenses after expense reductions (f)	0.41	0.42	0.42	0.42	0.40
Net investment income (loss)	4.86	4.80	4.54	3.71	2.73
Portfolio turnover rate	41	38	59	46	54
Net assets at end of period (000 omitted)	$1,749,409	$1,756,124	$1,618,176	$1,477,919	$1,614,162

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
21

MFS Corporate Bond Fund
Notes to Financial Statements
(1) Business and Organization
MFS Corporate Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
22

MFS Corporate Bond Fund
Notes to Financial Statements  - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of April 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$49,768,434	$—	$49,768,434
Non - U.S. Sovereign Debt	—	126,962,256	—	126,962,256
Municipal Bonds	—	20,463,358	—	20,463,358
U.S. Corporate Bonds	—	2,808,409,361	—	2,808,409,361
Residential Mortgage-Backed Securities	—	49,390,460	—	49,390,460
Commercial Mortgage-Backed Securities	—	44,841,361	—	44,841,361
Asset-Backed Securities (including CDOs)	—	48,099,433	—	48,099,433
Foreign Bonds	—	1,132,456,171	—	1,132,456,171
Investment Companies	77,560,764	—	—	77,560,764
Total	$77,560,764	$4,280,390,834	$—	$4,357,951,598

Other Financial Instruments
Futures Contracts – Assets	$1,584,931	$—	$—	$1,584,931
Futures Contracts – Liabilities	(9,006,738)	—	—	(9,006,738)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
23

MFS Corporate Bond Fund
Notes to Financial Statements  - continued
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$1,584,931	$(9,006,738)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended April 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$821,413
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended April 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(6,179,610)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
24

MFS Corporate Bond Fund
Notes to Financial Statements  - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash posted to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as cash collateral posted. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended April 30, 2026, is shown as a reduction of total expenses in the Statement of Operations.
25

MFS Corporate Bond Fund
Notes to Financial Statements  - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 4/30/26	Year ended 4/30/25
Ordinary income (including any short-term capital gains)	$213,788,048	$213,933,375
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/26
Cost of investments	$4,433,500,382
Gross appreciation	62,155,995
Gross depreciation	(145,126,586)
Net unrealized appreciation (depreciation)	$(82,970,591)
Undistributed ordinary income	21,086,837
Capital loss carryforwards	(725,618,148)
Other temporary differences	(16,018,102)
Total distributable earnings (loss)	$(803,520,004)
As of April 30, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(104,328,896)
Long-Term	(621,289,252)
Total	$(725,618,148)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
26

MFS Corporate Bond Fund
Notes to Financial Statements  - continued
	Year ended 4/30/26	Year ended 4/30/25
Class A	$74,397,898	$76,450,049
Class B	19,424	46,017
Class C	980,809	1,174,308
Class I	48,213,179	48,335,359
Class R1	112,992	157,296
Class R2	385,719	486,400
Class R3	853,651	891,049
Class R4	1,849,071	2,536,861
Class R6	86,975,305	83,856,036
Total	$213,788,048	$213,933,375
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.1 billion	0.39%
In excess of $1.1 billion and up to $5 billion	0.38%
In excess of $5 billion and up to $10 billion	0.35%
In excess of $10 billion	0.34%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2027. For the year ended April 30, 2026, this management fee reduction amounted to $626,473, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2026 was equivalent to an annual effective rate of 0.37% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $31,619 for the year ended April 30, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
27

MFS Corporate Bond Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$4,116,352
Class B	0.75%	0.25%	1.00%	1.00%	5,115
Class C	0.75%	0.25%	1.00%	1.00%	259,908
Class R1	0.75%	0.25%	1.00%	1.00%	29,960
Class R2	0.25%	0.25%	0.50%	0.50%	45,126
Class R3	—	0.25%	0.25%	0.25%	47,161
Total Distribution and Service Fees					$4,503,622
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended April 30, 2026, this rebate amounted to $1,294, $5, $2, $86, and $58 for Class A, Class B, Class C, Class R2, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2026, were as follows:
Amount
Class A	$43,503
Class B	—
Class C	10,629
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2026, the fee was $358,713, which equated to 0.0079% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,687,930.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended April 30, 2026 was equivalent to an annual effective rate of 0.0123% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
28

MFS Corporate Bond Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	8	$97
8/19/2024	Redemption	Class I	3	32
8/19/2024	Redemption	Class R1	3	43
8/19/2024	Redemption	Class R2	3	32
8/19/2024	Redemption	Class R3	3	42
8/19/2024	Redemption	Class R4	3	37
(4) Portfolio Securities
For the year ended April 30, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$129,103,597	$166,716,303
Non-U.S. Government securities	1,685,284,965	1,807,245,665
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 4/30/26		Year ended 4/30/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	12,227,903	$152,909,869	17,222,797	$213,633,564
Class B	—	—	8,116	100,334
Class C	338,327	4,206,467	571,728	7,092,896
Class I	23,701,781	295,285,438	30,691,331	380,880,738
Class R1	42,811	533,249	53,149	657,419
Class R2	89,094	1,112,963	170,508	2,110,781
Class R3	308,261	3,841,434	287,800	3,562,956
Class R4	745,588	9,315,752	798,307	9,897,696
Class R6	23,920,781	298,318,654	33,870,945	418,649,201
	61,374,546	$765,523,826	83,674,681	$1,036,585,585
Shares issued to shareholders in reinvestment of distributions
Class A	5,870,750	$73,296,261	6,075,105	$75,207,149
Class B	1,541	19,199	3,682	45,492
Class C	75,502	939,583	89,745	1,107,064
Class I	3,630,450	45,267,983	3,641,686	45,025,568
Class R1	9,070	112,931	12,717	157,075
Class R2	30,806	384,816	39,190	485,104
Class R3	68,280	852,928	71,918	890,815
Class R4	141,312	1,765,295	204,365	2,530,933
Class R6	6,782,751	84,581,238	6,601,614	81,621,756
	16,610,462	$207,220,234	16,740,022	$207,070,956
29

MFS Corporate Bond Fund
Notes to Financial Statements  - continued
	Year ended 4/30/26		Year ended 4/30/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(25,176,512)	$(314,124,923)	(26,569,611)	$(328,229,208)
Class B	(37,857)	(470,604)	(99,246)	(1,223,329)
Class C	(776,884)	(9,646,623)	(1,230,089)	(15,127,271)
Class I	(27,754,240)	(345,921,095)	(32,523,575)	(401,071,289)
Class R1	(127,652)	(1,575,489)	(91,431)	(1,123,398)
Class R2	(245,146)	(3,057,203)	(599,849)	(7,397,035)
Class R3	(644,705)	(8,055,112)	(412,727)	(5,082,906)
Class R4	(4,188,786)	(52,421,528)	(1,277,167)	(15,783,651)
Class R6	(32,095,058)	(399,713,082)	(32,780,219)	(404,338,130)
	(91,046,840)	$(1,134,985,659)	(95,583,914)	$(1,179,376,217)
Net change
Class A	(7,077,859)	$(87,918,793)	(3,271,709)	$(39,388,495)
Class B	(36,316)	(451,405)	(87,448)	(1,077,503)
Class C	(363,055)	(4,500,573)	(568,616)	(6,927,311)
Class I	(422,009)	(5,367,674)	1,809,442	24,835,017
Class R1	(75,771)	(929,309)	(25,565)	(308,904)
Class R2	(125,246)	(1,559,424)	(390,151)	(4,801,150)
Class R3	(268,164)	(3,360,750)	(53,009)	(629,135)
Class R4	(3,301,886)	(41,340,481)	(274,495)	(3,355,022)
Class R6	(1,391,526)	(16,813,190)	7,692,340	95,932,827
	(13,061,832)	$(162,241,599)	4,830,789	$64,280,324
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2026, the fund’s commitment fee and interest expense were $22,265 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended April 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$97,863,104	$1,257,425,053	$1,277,715,764	$(18,110)	$6,481	$77,560,764

30

MFS Corporate Bond Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,431,221	$—
31

MFS Corporate Bond Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IX and the Shareholders of MFS Corporate Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Corporate Bond Fund (the “Fund”), including the portfolio of investments, as of April 30, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
32

MFS Corporate Bond Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
33

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Corporate Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Corporate Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Corporate Bond Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
34

MFS Limited Maturity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Limited Maturity Fund
Portfolio of Investments − 4/30/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 97.8%
Aerospace & Defense – 0.6%
Boeing Co., 6.388%, 5/01/2031	$10,258,000	$10,955,550
Huntington Ingalls Industries, Inc., 5.353%, 1/15/2030	7,750,000	7,906,774
		$18,862,324
Apparel, Footwear, & Accessories – 0.4%
Gildan Activewear, Inc., 4.7%, 10/07/2030 (n)	$5,673,000	$5,615,983
Tapestry, Inc., 5.1%, 3/11/2030	7,899,000	7,995,443
		$13,611,426
Asset-Backed & Securitized – 23.9%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.101%, 11/15/2054 (i)	$88,548,481	$2,885,264
37 Capital CLO Ltd., 2022-1A, “BR”, FLR, 5.373% (SOFR - 3mo. + 1.7%), 7/15/2034 (n)	9,400,000	9,403,215
ACORE Issuer LLC, 2026-FL1, “B”, 5.561%, 8/20/2043 (n)	10,048,500	10,060,889
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.282% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,511,391	1,510,708
ACREC 2021-FL1 Ltd., “B”, FLR, 5.582% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	11,776,000	11,771,776
ACREC 2021-FL1 Ltd., “C”, FLR, 5.932% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	5,972,500	5,972,132
ACREC 2025-FL3 LLC, “A”, FLR, 4.971% (SOFR - 1mo. + 1.31%), 8/18/2042 (n)	4,071,429	4,071,413
Acres PLC, 2026-FL4, “A”, 5.111%, 8/18/2044 (n)	10,000,000	10,009,384
Acres PLC, 2026-FL4, “B”, FLR, 6.111% (SOFR - 1mo. + 1.95%), 8/18/2044 (n)	4,637,500	4,637,494
Affirm Asset Securitization Trust, 2025-X1, “B”, 5.19%, 4/15/2030 (n)	5,000,000	5,006,191
Affirm, Inc., 2025-X1, “A”, 5.08%, 4/15/2030 (n)	63,578	63,607
American Credit Acceptance Receivables Trust, 2024-3, “B”, 5.66%, 8/14/2028 (n)	598,673	598,980
American Credit Acceptance, 2026-2, “B”, 4.5%, 10/08/2030 (n)	2,850,000	2,848,461
AmeriCredit Automobile Receivables Trust, 2026-1, “A”, 4.16%, 7/12/2029 (n)	10,679,571	10,676,649
AmeriCredit Automobile Receivables Trust, 2026-1, “B”, 4.24%, 4/12/2030 (n)	3,000,000	2,993,183
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	10,477,955	10,518,833
Angel Oak Mortgage Trust, 2024-7, “A1”, 5.621%, 5/25/2069 (n)	3,072,588	3,088,758
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	3,245,032	3,244,229
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.469% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	11,713,500	11,713,415
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 5.769% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	7,713,500	7,714,342
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.069% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	4,645,000	4,645,658
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 5.94% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	12,447,500	12,455,049
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.404% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	14,993,000	15,020,974
AREIT 2022-CRE6 Trust, “C”, FLR, 5.79% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	4,174,000	4,171,484
AREIT 2022-CRE6 Trust, “D”, FLR, 6.49% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	2,549,000	2,542,736
AREIT 2022-CRE7 LLC, “B”, FLR, 6.911% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	12,436,500	12,438,042
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	458,642	460,844
Aspire Mortgage Trust, 2026-1, “A-1”, 4.855%, 1/25/2066 (n)	3,076,733	3,058,205
AutoNation Finance Trust, 2025-1A, “A2”, 4.72%, 4/10/2028 (n)	1,541,183	1,542,788
BA Credit Card Trust, 2025-A1, “A”, 4.31%, 5/15/2030	3,923,000	3,935,520
Bain Capital Credit CLO Ltd., 2021-4A, “BRR”, FLR, 5.025% (SOFR - 3mo. + 1.35%), 10/20/2034 (n)	15,478,057	15,477,809
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.164% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)	8,775,562	8,769,928
Balboa Bay Loan Funding Ltd., 2022-1A, “BR”, 5.525% (SOFR - 3mo. + 1.85%), 4/20/2037 (n)	15,426,798	15,438,152
Bardot CLO Ltd., 2019-2A, “CRR”, FLR, 5.214% (SOFR - 3mo. + 1.55%), 10/22/2032 (n)	5,464,286	5,450,461
Bayview Commercial Asset Trust, FLR, 4.234% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	113,828	111,353
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.372% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	57,903	143,718
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.902%, 12/15/2051 (i)(n)	58,034,845	849,822
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.191%, 7/15/2054 (i)	32,429,448	1,479,315
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.326%, 9/15/2054 (i)	37,580,103	1,788,531
MQLFS-ANN
1

MFS Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.54%, 2/15/2054 (i)	$51,875,318	$2,999,628
BDS LLC, 2026-FL17, “B”, FLR, 0% (SOFR - 1mo. + 1.8%), 5/19/2043 (n)(w)	14,875,666	14,875,666
BDS Ltd., 2026-FL17, “AS”, FLR, 5.2% (SOFR - 1mo. + 1.55%), 5/19/2043 (n)(w)	5,300,496	5,300,496
BDS Ltd., 2026-FL17, “C”, FLR, 5.6% (SOFR - 1mo. + 1.95%), 5/19/2043 (n)(w)	2,706,832	2,706,832
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.254%, 2/15/2054 (i)	59,308,663	2,504,996
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.078%, 3/15/2054 (i)	35,878,473	1,317,389
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.231%, 7/15/2054 (i)	69,026,745	3,004,948
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.216%, 8/15/2054 (i)	50,678,731	2,338,621
Benchmark 2021-B29 Mortgage Trust, “XA”, 0.988%, 9/15/2054 (i)	75,143,325	2,449,214
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	7,525,237	7,662,147
BSPRT Issuer Ltd., 2026-FL13, “A”, FLR, 5.15% (SOFR - 1mo. + 1.5%), 10/18/2043 (n)	8,500,000	8,509,673
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	2,393,995	2,429,606
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	278,385	283,912
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	3,435,875	3,428,499
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	2,007,679	1,992,925
BXMT 2020-FL2 Ltd., “A”, FLR, 4.932% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	1,070,527	1,069,773
BXMT 2020-FL2 Ltd., “B”, FLR, 5.432% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	5,795,500	5,778,340
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.332% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	12,062,500	12,029,631
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 6.237%, 1/25/2037 (d)(q)	1,514,396	404,668
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 6.231%, 3/25/2037 (d)(q)	1,986,454	702,917
CD 2017-CD4 Mortgage Trust, “XA”, 1.201%, 5/10/2050 (i)	31,613,992	193,139
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,534,864	1,277,562
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	499,890	306,910
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	1,108,854	1,109,526
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	1,489,503	1,499,947
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	2,998,056	3,017,154
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	4,759,502	4,808,050
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	1,579,094	1,594,879
Columbia Cent CLO Ltd., 2025-35A, “AJ”, FLR, 5.317% (SOFR - 3mo. + 1.65%), 7/25/2036 (n)	13,881,711	13,889,041
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.632%, 11/15/2062 (i)	34,003,482	691,002
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.279%, 2/15/2054 (i)	50,841,861	2,398,546
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.704%, 4/15/2054 (i)	45,989,028	1,212,823
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.957%, 6/15/2063 (i)	55,216,006	1,870,387
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.022%, 6/15/2064 (i)	31,381,796	1,179,908
COOPR Residential Mortgage Trust, 2025-CES1, “A1A”, 5.654%, 5/25/2060 (n)	2,084,957	2,097,322
CPS Auto Trust, 2026-B, “B”, 4.59%, 12/16/2030 (n)	1,990,000	1,986,808
Dell Equipment Finance Trust, 2024-2, “A2”, 4.69%, 8/22/2030 (n)	1,050,475	1,051,465
Dell Equipment Finance Trust, 2024-2, “A3”, 4.59%, 8/22/2030 (n)	3,403,000	3,414,134
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	796,411	798,675
Dryden Senior Loan Fund CLO Ltd., 2019-75A, “BR3”, FLR, 5.173% (SOFR - 3mo. + 1.5%), 4/14/2034 (n)	19,157,552	19,158,855
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 5.537% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	8,060,245	8,071,529
Dryden Senior Loan Fund, 2021-95A, “BR”, FLR, 5.256% (SOFR - 3mo. + 1.6%), 8/20/2034 (n)	16,500,000	16,503,581
Empire District Bondco LLC, 4.943%, 1/01/2033	2,635,559	2,662,718
Enterprise Fleet Financing 2022-4 LLC, “A2”, 5.76%, 10/22/2029 (n)	6,156	6,162
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	710,543	712,976
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	3,561,000	3,597,434
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)	803,892	805,446
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 5.894% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	5,533,897	5,527,899
General Motors Co., FLR, 4.09% (SOFR - 1mo. + 0.45%), 11/15/2028 (n)	5,250,000	5,249,697
General Motors Co., FLR, 4.189% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	7,329,000	7,336,978
GLS Auto Select Receivables Trust, 2026-1A, “A2”, 4.05%, 2/17/2032 (n)	2,450,000	2,441,434
GLS Auto Select Receivables Trust, 2026-2A, “A2”, 4.46%, 6/15/2032 (n)	5,985,000	5,989,183
Greystone Commercial Real Estate Notes, 2025-FL4, “AS”, FLR, 5.793% (SOFR - 1mo. + 2.1385%), 1/15/2043 (n)	2,127,500	2,148,160
Greystone Commercial Real Estate Notes, 2025-FL4, “B”, FLR, 6.243% (SOFR - 1mo. + 2.5887%), 1/15/2043 (n)	1,330,000	1,345,366
2

MFS Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
GS Mortgage Securities Trust, 2017-GS6, “XA”, 0.992%, 5/10/2050 (i)	$36,978,597	$259,793
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.021%, 8/10/2050 (i)	34,419,631	283,876
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.121%, 5/12/2053 (i)	38,869,738	1,390,052
IMPAC Secured Assets Corp., FLR, 4.469% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	43,354	41,247
Invesco CLO Ltd., 2022-2A, “BR”, 5.355%, 7/20/2035 (n)	15,288,461	15,296,518
Jersey Mikes Funding LLC, 2026-1A, “A2I”, 4.952%, 2/15/2056 (n)	4,748,000	4,702,217
JP Morgan Mortgage Trust, 5.592%, 2/25/2064 (n)	3,158,368	3,172,729
JP Morgan Mortgage Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	2,621,347	2,600,384
JPMorgan Chase Commercial Mortgage Securities Corp., 1.003%, 9/15/2050 (i)	29,002,548	221,559
LRECS 2025-CRE1 LLC, “AS”, FLR, 5.411% (SOFR - 1mo. + 1.75%), 8/19/2043 (n)	16,500,000	16,529,279
Merrill Lynch Mortgage Investors, Inc., 5.95%, 2/25/2037 (a)(d)	1,581,749	157,953
MF1 2022-FL8 Ltd., “C”, FLR, 5.857% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,198,259	2,188,670
MF1 2022-FL9 LLC, “B”, FLR, 6.807% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	15,126,500	15,136,438
MF1 2024-FL14 LLC, “C”, FLR, 6.943% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	3,863,210	3,869,580
MF1 2025-FL20 LLC, “AS”, FLR, 5.361% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	11,000,000	11,037,951
MF1 2025-FL20 LLC, “B”, FLR, 5.611% (SOFR - 1mo. + 1.95%), 2/18/2043 (n)	5,078,314	5,095,227
MF1 2026-FL21 LLC, “AS”, FLR, 5.211% (SOFR - 1mo. + 1.55%), 2/18/2041 (n)	3,373,031	3,374,707
MF1 2026-FL21 LLC, “B”, FLR, 5.411% (SOFR - 1mo. + 1.75%), 2/18/2041 (n)	1,820,322	1,823,043
MF1 2026-FL21 LLC, “C”, FLR, 5.611% (SOFR - 1mo. + 1.95%), 2/18/2041 (n)	6,024,853	6,031,721
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.229%, 5/15/2050 (i)	29,943,130	264,679
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.285%, 6/15/2050 (i)	14,433,113	138,808
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.798%, 12/15/2051 (i)	46,838,312	818,368
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.178%, 5/15/2054 (i)	39,450,572	1,775,879
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.141%, 6/15/2054 (i)	38,731,738	1,368,272
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A1”, 6.152%, 12/25/2068 (n)	4,008,305	4,031,596
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM5, “A-1”, 5.649%, 10/25/2069 (n)	8,057,031	8,102,374
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 5.738%, 11/25/2069 (n)	11,777,479	11,886,840
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM9, “A1”, 5.016%, 9/25/2070 (n)	3,529,149	3,518,966
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM4, “A1”, 5.075%, 3/25/2071 (n)	5,050,718	5,045,167
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)	4,390,318	4,416,577
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	5,139,085	5,173,034
New Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 5.643%, 1/25/2065 (n)	10,775,060	10,891,952
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	1,496,495	1,505,361
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	1,838,765	1,845,369
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	557,330	559,808
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	3,394,152	3,424,635
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	4,631,027	4,571,440
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	1,393,661	1,393,472
Ownit Mortgage Loan Asset-Backed Certificates, 5.79%, 10/25/2035	855,131	467,151
Palmer Square Loan Funding 2025-1A Ltd., “A2”, FLR, 4.853% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	15,500,000	15,499,690
Palmer Square Loan Funding 2025-2A Ltd., “A2”, FLR, 5.073% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	9,500,000	9,485,019
PFP III 2025-12 Ltd., “AS”, FLR, 5.403% (SOFR - 1mo. + 1.7418%), 12/18/2042 (n)	10,926,000	10,926,514
PFP III 2025-12 Ltd., “B”, FLR, 5.703% (SOFR - 1mo. + 2.0421%), 12/18/2042 (n)	5,395,500	5,395,797
PFP III 2026-13 Ltd., “AS”, FLR, 5.311% (SOFR - 1mo. + 1.65%), 8/18/2043 (n)	9,185,000	9,202,231
PFP III 2026-13 Ltd., “B”, FLR, 5.511% (SOFR - 1mo. + 1.85%), 8/18/2043 (n)	2,515,500	2,521,785
PFS Financing Corp., 2025-C, “A”, FLR, 4.59%, 4/15/2029 (n)	6,500,000	6,521,634
PFS Financing Corp., 2026-A, “A”, FLR, 4.339% (SOFR - 1mo. + 0.7%), 2/15/2030 (n)	9,248,000	9,269,024
Planet Fitness Master Issuer, 2025-1A, “A2I”, 5.274%, 12/06/2055 (n)	3,578,000	3,563,882
PMT Loan Trust, 2026-INV4, “A36”, FLR, 5.108% (SOFR - 1mo. + 1.45%), 3/25/2057 (n)	6,822,545	6,822,319
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	6,294,427	6,294,877
Provident Funding Mortgage Trust, 2025-1, “A”, 5.5%, 2/25/2055 (n)	10,448,790	10,449,870
Rate Mortgage Trust, 2025-J3, “A27”, FLR, 5.195% (SOFR - 1mo. + 1.55%), 11/25/2055 (n)	14,835,464	14,925,077
Santander Mortgage Asset Receivables Trust, 2025-NQM2, “A1”, 5.732%, 2/25/2065 (n)	1,856,072	1,869,180
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 5.83% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	2,268,542	2,270,463
3

MFS Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Southwick Park CLO Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	$5,142,000	$4,793,923
Southwick Park CLO Ltd., 2019-4A, “CRR”, FLR, 5.225% (SOFR - 3mo. + 1.55%), 7/20/2032 (n)	5,472,000	5,453,828
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 5.582% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	8,644,500	8,639,734
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	9,952,588	9,839,580
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.275% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	17,904,685	17,909,448
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.361% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)	3,885,469	3,893,317
TPG Real Estate Finance, 2025-FL7, “B”, FLR, 5.611% (SOFR - 1mo. + 1.95%), 6/18/2043 (n)	7,135,803	7,135,794
Trinitas CLO Ltd., 2021-15A, “B1R”, FLR, 5.313% (SOFR - 3mo. + 1.65%), 4/22/2034 (n)	15,912,802	15,912,579
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 0.94%, 11/15/2050 (i)	19,074,913	187,392
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.892%, 12/15/2051 (i)	17,777,233	322,168
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	2,422,664	2,444,021
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	2,544,526	2,560,787
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	1,114,427	1,122,397
Volvo Financial Equipment LLC, 2026-1A, “A2”, 3.9%, 11/15/2028 (n)	2,321,000	2,319,029
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.328%, 11/15/2054 (i)	42,227,286	1,982,786
		$800,260,726
Auto & Auto Components – 1.5%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$16,507,000	$16,623,000
Ford Motor Credit Co. LLC, 5.753%, 4/06/2033	5,263,000	5,217,422
LKQ Corp., 5.75%, 6/15/2028	13,189,000	13,397,253
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	6,594,000	6,449,737
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	8,563,000	7,326,322
		$49,013,734
Brokerage & Asset Managers – 2.4%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$13,949,000	$13,784,739
Charles Schwab Corp., 5.875%, 8/24/2026	8,657,000	8,694,449
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	12,920,000	13,255,379
Citadel Finance LLC, 4.75%, 2/14/2029 (n)	8,158,000	8,030,837
Citadel Securities Global Holdings LLC, 5.125%, 1/27/2032 (n)	5,397,000	5,332,405
LPL Holdings, Inc., 5.7%, 5/20/2027	8,342,000	8,430,641
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	4,896,000	4,873,793
LPL Holdings, Inc., 6.75%, 11/17/2028	3,844,000	4,022,553
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,734,000	7,527,920
LPL Holdings, Inc., 5.2%, 3/15/2030	7,293,000	7,359,902
		$81,312,618
Business Services – 1.1%
Fidelity National Information Services, Inc., 4.45%, 3/10/2028	$6,834,000	$6,814,825
Fidelity National Information Services, Inc., 4.55%, 3/10/2029	3,797,000	3,782,172
Fidelity National Information Services, Inc., 4.8%, 3/10/2031	6,834,000	6,797,478
Paychex, Inc., 5.1%, 4/15/2030	12,480,000	12,612,992
Verisk Analytics, Inc., 4.45%, 3/15/2031	8,515,000	8,397,864
		$38,405,331
Cable TV – 0.7%
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	$13,143,000	$13,378,624
Videotron Ltd., 3.625%, 6/15/2029 (n)	10,162,000	9,852,021
		$23,230,645
Chemicals – 0.0%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	$1,320,000	$1,266,915
4

MFS Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.2%
Regal Rexnord Corp., 6.05%, 4/15/2028	$7,325,000	$7,508,699
Consumer Services – 1.7%
Airbnb, Inc., 4.4%, 3/16/2029	$5,710,000	$5,702,128
CBRE Services, Inc., 5.5%, 4/01/2029	10,326,000	10,576,657
CBRE Services, Inc., 4.8%, 6/15/2030	3,015,000	3,025,383
eBay, Inc., 4.25%, 3/06/2029	8,418,000	8,382,703
Meituan, 4.5%, 4/02/2028 (n)	7,022,000	7,004,930
Meituan, 4.625%, 10/02/2029 (n)	3,769,000	3,743,964
Meituan, 4.5%, 5/05/2031 (n)	3,026,000	2,950,137
Rentokil Terminix Funding PLC, 4.625%, 4/23/2031 (n)	595,000	588,857
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	15,656,000	15,780,140
		$57,754,899
Containers – 0.3%
Berry Global, Inc., 1.65%, 1/15/2027	$9,789,000	$9,601,677
Berry Global, Inc., 5.5%, 4/15/2028	1,938,000	1,973,375
		$11,575,052
Diversified Financial Services – 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$5,009,000	$5,101,004
Apollo Debt Solutions BDC, 5.2%, 12/08/2028 (n)	3,429,000	3,392,506
Aviation Capital Group, 4.25%, 4/30/2029 (n)	10,296,000	10,150,336
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	6,355,000	6,157,504
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	4,863,000	4,696,460
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)	5,044,000	5,193,763
Blackstone Secured Lending Fund, 2.125%, 2/15/2027	3,429,000	3,347,761
Blue Owl Credit Income Corp., 7.95%, 6/13/2028	2,371,000	2,442,949
Goldman Sachs Private Credit Corp., 5.05%, 2/23/2028 (n)	1,713,000	1,692,514
Goldman Sachs Private Credit Corp., 6.15%, 6/16/2031 (n)	2,758,000	2,734,789
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	17,518,000	17,767,311
Sumisho Air Lease Corp., 4.4%, 3/24/2028 (n)	8,559,000	8,513,829
Sumisho Air Lease Corp., 4.5%, 3/24/2029 (n)	5,366,000	5,333,353
		$76,524,079
Electrical Equipment – 0.8%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$10,627,000	$10,737,653
Arrow Electronics, Inc., 2.95%, 2/15/2032	6,039,000	5,377,094
Molex Electronic Technologies LLC, 4.75%, 4/30/2028 (n)	9,367,000	9,406,733
		$25,521,480
Emerging Market Sovereign – 0.3%
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$11,215,000	$11,301,355
Energy - Independent – 1.3%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$4,369,000	$4,406,397
Diamondback Energy, Inc., 5.15%, 1/30/2030	4,369,000	4,469,338
EQT Corp., 5.7%, 4/01/2028	14,194,000	14,466,932
Pioneer Natural Resources Co., 1.9%, 8/15/2030	17,638,000	15,933,017
Pioneer Natural Resources Co., 2.15%, 1/15/2031	5,163,000	4,662,273
		$43,937,957
5

MFS Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 2.6%
Bacardi Ltd., 4.7%, 5/15/2028 (n)	$3,424,000	$3,424,626
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	17,244,000	17,418,789
Constellation Brands, Inc., 4.8%, 5/01/2030	7,961,000	8,024,706
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3%, 2/02/2029	16,557,000	15,901,694
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	8,629,000	8,439,180
Mars, Inc., 4.6%, 3/01/2028 (n)	7,441,000	7,485,225
Mars, Inc., 4.8%, 3/01/2030 (n)	15,614,000	15,772,158
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	8,773,000	8,908,372
		$85,374,750
Global Systemically Important Banks – 8.1%
Bank of America Corp., 4.25%, 10/22/2026	$4,033,000	$4,033,692
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	22,751,000	22,616,022
Bank of America Corp., 4.183%, 11/25/2027	6,721,000	6,706,789
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	10,326,000	10,197,102
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	12,560,000	12,391,925
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	8,420,000	8,461,581
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	5,284,000	5,221,244
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	6,381,000	6,595,069
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	6,683,000	6,662,043
Deutsche Bank AG, 5.06% to 4/14/2031, FLR (SOFR - 1 day + 1.41%) to 4/14/2032	3,848,000	3,843,707
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	8,452,000	8,354,204
HSBC Holdings PLC, 4.899% to 3/03/2028, FLR (SOFR - 1 day + 1.03%) to 3/03/2029	14,973,000	15,050,690
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027	11,149,000	11,026,517
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	18,041,000	18,124,675
JPMorgan Chase & Co., 5.571% to 4/22/2027, FLR (SOFR - 1 day + 0.93%) to 4/22/2028	10,252,000	10,366,610
Mitsubishi UFJ Financial Group, Inc., 4.592% to 4/18/2029, FLR (CMT - 1yr. + 0.78%) to 4/18/2030	8,439,000	8,439,144
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	3,979,000	4,034,976
Mitsubishi UFJ Financial Group, Inc., 4.847% to 4/21/2031, FLR (CMT - 1yr. + 0.92%) to 4/21/2032	3,513,000	3,507,006
Mizuho Financial Group, Inc., 4.711% to 7/08/2030, FLR (CMT - 1yr. + 0.92%) to 7/08/2031	14,398,000	14,390,096
Morgan Stanley, 3.625%, 1/20/2027	6,791,000	6,767,705
Morgan Stanley, 3.95%, 4/23/2027	2,440,000	2,433,824
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	18,842,000	18,727,461
Morgan Stanley, 4.994% to 4/12/2028, FLR (SOFR - 1 day + 1.38%) to 4/12/2029	7,494,000	7,556,821
Morgan Stanley, 4.555% to 4/10/2029, FLR (SOFR - 1 day + 0.96%) to 4/10/2030	11,330,000	11,294,182
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	8,689,000	8,573,482
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	7,314,000	7,315,569
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	2,369,000	2,563,554
UBS Group AG, 6.6% to 2/05/2031, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.122%) to 2/05/2174 (n)	12,039,000	12,139,730
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	13,228,000	13,127,478
		$270,522,898
Hardware, Peripherals, & Assembly – 0.1%
VMware, Inc., 1.4%, 8/15/2026	$4,323,000	$4,289,777
Industrial – 0.1%
Booz Allen Hamilton, Inc., 4%, 7/01/2029 (n)	$4,711,000	$4,588,872
Insurance – 1.2%
CNO Global Funding, 4.7%, 12/11/2030 (n)	$8,514,000	$8,432,571
Corebridge Financial, Inc., 3.65%, 4/05/2027	8,294,000	8,242,577
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	5,233,000	5,309,918
Sammons Financial Group Global Funding, 5.05%, 1/10/2028 (n)	4,095,000	4,119,552
6

MFS Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – continued
Sammons Financial Group Global Funding, 5.1%, 12/10/2029 (n)	$14,541,000	$14,663,574
		$40,768,192
Insurance - Health – 0.3%
Elevance Health, Inc., 4.5%, 10/30/2026	$5,855,000	$5,865,797
Elevance Health, Inc., 4.75%, 2/15/2030	4,976,000	5,011,301
		$10,877,098
Insurance - Property & Casualty – 0.9%
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	$23,513	$31,038
Arthur J. Gallagher & Co., 4.6%, 12/15/2027	6,009,000	6,026,080
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	6,008,000	6,064,601
Brown & Brown, Inc., 4.7%, 6/23/2028	4,171,000	4,183,488
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	6,055,000	6,082,114
Marsh & McLennan Cos., Inc., 4.65%, 3/15/2030	6,055,000	6,085,519
		$28,472,840
International Market Quasi-Sovereign – 0.3%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$10,003,000	$10,308,184
Machinery & Tools – 0.4%
AGCO Corp., 5.45%, 3/21/2027	$5,782,000	$5,823,494
Ashtead Capital, Inc., 4.25%, 11/01/2029 (n)	6,204,000	6,083,009
		$11,906,503
Media – 0.9%
Meta Platforms, Inc., 4.55%, 5/15/2031 (w)	$19,902,000	$19,897,409
News Corp., 3.875%, 5/15/2029 (n)	9,172,000	8,872,148
		$28,769,557
Medical & Health Technology & Services – 0.5%
HCA, Inc., 4.3%, 11/15/2030	$2,803,000	$2,754,342
ICON Investments Six DAC, 5.849%, 5/08/2029	5,408,000	5,510,753
IQVIA, Inc., 5.7%, 5/15/2028	4,073,000	4,146,721
IQVIA, Inc., 6.25%, 2/01/2029	3,009,000	3,121,194
		$15,533,010
Metals & Mining – 1.2%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$12,924,000	$12,970,796
Glencore Funding LLC, 5.186%, 4/01/2030 (n)	12,027,000	12,213,205
Rio Tinto Finance (USA) PLC, 4.5%, 3/14/2028	6,206,000	6,237,830
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	7,081,000	7,186,309
		$38,608,140
Midstream – 1.6%
Columbia Pipelines Holdings Co. LLC, 6.042%, 8/15/2028 (n)	$14,822,000	$15,296,110
DCP Midstream Operating LP, 5.625%, 7/15/2027	14,003,000	14,141,227
Enbridge, Inc., 5.25%, 4/05/2027	9,732,000	9,814,019
Enbridge, Inc., 4.9%, 6/20/2030	4,364,000	4,398,786
Energy Transfer LP, 5.55%, 2/15/2028	4,370,000	4,447,867
Plains All American Pipeline LP, 4.7%, 1/15/2031	7,113,000	7,096,971
		$55,194,980
7

MFS Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 0.4%
Fannie Mae, 3%, 12/01/2031	$493,400	$480,300
Fannie Mae, 5.73%, 3/01/2033	23,453	23,862
Fannie Mae, 6.375%, 5/01/2033	49,465	50,495
Fannie Mae, 4.645%, 2/25/2045 (n)	2,309,437	2,313,188
Freddie Mac, 4.286%, 7/25/2029	2,446,026	2,443,860
Freddie Mac, 1.681%, 4/25/2030 (i)	28,129,920	1,464,745
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	5,598,694	5,418,115
Freddie Mac, 2%, 7/15/2042	695,966	655,396
Ginnie Mae, 5.375%, 7/20/2032	15,906	16,097
		$12,866,058
Municipals – 0.5%
California Public Finance Authority Rev., Taxable (Children's Hospital Los Angeles), “A”, AGM, 5.4%, 11/15/2031	$7,520,000	$7,708,037
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	6,345,000	6,478,229
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	1,005,000	1,002,683
		$15,188,949
Network & Telecom – 0.4%
NTT Finance Corp., 4.567%, 7/16/2027 (n)	$2,786,000	$2,793,830
NTT Finance Corp., 4.62%, 7/16/2028 (n)	5,972,000	5,995,029
NTT Finance Corp., 4.876%, 7/16/2030 (n)	5,972,000	6,013,763
		$14,802,622
Non-Global Systemically Important Banks – 6.2%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$2,036,000	$2,127,314
American Express Co., 4.731% to 4/25/2028, FLR (SOFR - 1 day + 1.26%) to 4/25/2029	13,906,000	13,978,497
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	7,978,000	8,005,363
BPCE S.A., 5.281%, 5/30/2029 (n)	8,749,000	8,921,953
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	12,461,000	12,780,193
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	1,650,000	1,670,903
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	2,193,000	2,253,202
Capital One Financial Corp., 4.722% to 1/30/2031, FLR (SOFR - 1 day + 1.15%) to 1/30/2032	8,492,000	8,391,227
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	9,750,000	10,033,481
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	7,786,000	8,001,301
Federation des Caisses Desjardins du Quebec, 4.565%, 8/26/2030 (n)	8,606,000	8,586,680
First Citizens Bancshare, Inc., 5.231% to 3/12/2030, FLR (SOFR - 1 day + 1.41%) to 3/12/2031	4,793,000	4,768,995
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	1,309,000	1,307,450
Huntington Bancshares, Inc., 5.272% to 1/15/2030, FLR (SOFR - 1 day + 1.276%) to 1/15/2031	4,130,000	4,197,819
Lloyds Banking Group PLC, 4.241% to 2/10/2029, FLR (CMT - 1yr. + 0.6%) to 2/10/2030	5,518,000	5,464,208
M&T Bank Corp., 4.833% to 1/16/2028, FLR (SOFR - 1 day + 0.93%) to 1/16/2029	5,819,000	5,842,040
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	3,652,000	3,892,267
Morgan Stanley Private Bank N.A., 4.466% to 7/06/2027, FLR (SOFR - 1 day + 0.77%) to 7/06/2028	8,909,000	8,907,682
Morgan Stanley Private Bank N.A., 4.734% to 7/18/2030, FLR (SOFR - 1 day + 1.08%) to 7/18/2031	12,446,000	12,428,333
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	10,325,000	10,204,933
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	13,246,000	13,265,098
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	16,902,000	17,144,118
Synchrony Financial, 5.019% to 7/29/2028, FLR (SOFR - 1 day + 1.395%) to 7/29/2029	5,747,000	5,747,838
Texas Capital Bancshares, Inc., 5.301% to 2/27/2031, FLR (SOFR - 1 day + 1.94%) to 2/27/2032	13,859,000	13,747,248
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	16,559,000	16,944,013
		$208,612,156
8

MFS Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.3%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$5,832,000	$5,878,775
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	4,083,000	4,163,533
		$10,042,308
Pharmaceuticals & Biotechnology – 0.3%
Biogen, Inc., 5.05%, 1/15/2031	$9,580,000	$9,744,923
Real Estate - Apartment – 0.3%
American Homes 4 Rent LP, REIT, 4.95%, 6/15/2030	$9,703,000	$9,761,592
Real Estate - Retail – 0.7%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$1,747,000	$1,738,706
STORE Capital Corp., REIT, 4.95%, 2/11/2031 (n)	5,314,000	5,275,862
WEA Finance LLC, 4.125%, 9/20/2028 (n)	10,680,000	10,539,594
WEA Finance LLC, 3.5%, 6/15/2029 (n)	2,637,000	2,543,059
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	1,822,000	1,801,963
		$21,899,184
Real Estate - Storage & Office – 0.1%
COPT Defense Properties, REIT, 2%, 1/15/2029	$2,060,000	$1,926,315
Refining – 0.3%
Marathon Petroleum Corp., 5.15%, 3/01/2030	$11,074,000	$11,300,288
Retail & E-commerce – 1.0%
AutoNation, Inc., 4.45%, 1/15/2029	$16,914,000	$16,775,548
AutoNation, Inc., 3.85%, 3/01/2032	8,901,000	8,305,623
Genuine Parts Co., 4.95%, 8/15/2029	8,889,000	8,876,959
		$33,958,130
Semiconductor & Electronic Components – 1.0%
Broadcom, Inc., 5.05%, 7/12/2027	$2,368,000	$2,393,815
Broadcom, Inc., 4.75%, 4/15/2029	13,074,000	13,217,032
Broadcom, Inc., 5.05%, 7/12/2029	3,382,000	3,447,582
Broadcom, Inc., 4.35%, 2/15/2030	8,525,000	8,493,100
Broadcom, Inc., 4.3%, 1/15/2031	2,858,000	2,835,088
NXP B.V./NXP Funding LLC/NXP USA, Inc., 4.3%, 8/19/2028	3,104,000	3,095,308
		$33,481,925
Software – 1.2%
Oracle Corp., 4.55%, 2/04/2029	$11,340,000	$11,203,211
Oracle Corp., 4.95%, 2/04/2031	7,938,000	7,764,826
Salesforce, Inc., 4.5%, 3/15/2028	5,708,000	5,713,360
Salesforce, Inc., 4.65%, 3/15/2029	5,707,000	5,718,115
Salesforce, Inc., 4.9%, 9/15/2031	11,414,000	11,380,474
		$41,779,986
Telecommunications - Wireless – 0.6%
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	$3,817,000	$3,764,769
Rogers Communications, Inc., 3.2%, 3/15/2027	12,956,000	12,824,402
T-Mobile USA, Inc., 4.2%, 10/01/2029	4,489,000	4,448,666
		$21,037,837
9

MFS Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 1.2%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$15,232,000	$15,789,456
Japan Tobacco, Inc., 4.85%, 5/15/2028 (n)	9,362,000	9,449,284
Philip Morris International, Inc., 5.125%, 11/17/2027	2,988,000	3,022,536
Philip Morris International, Inc., 4.875%, 2/15/2028	6,300,000	6,360,386
Philip Morris International, Inc., 4.125%, 4/28/2028	5,549,000	5,533,609
		$40,155,271
Transportation & Logistics – 1.8%
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	$13,058,000	$13,186,423
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	14,335,000	14,487,210
GXO Logistics, Inc., 6.25%, 5/06/2029	5,893,000	6,116,985
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	5,489,000	5,523,337
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	8,420,000	8,565,270
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	6,187,000	6,279,138
Triton International Ltd., 5.15%, 2/15/2033	5,201,000	5,104,946
		$59,263,309
Travel, Gaming, & Lodging – 1.3%
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	$10,831,000	$10,790,492
Hyatt Hotels Corp., 5.75%, 1/30/2027	5,367,000	5,414,162
Las Vegas Sands Corp., 5.9%, 6/01/2027	3,911,000	3,951,707
Las Vegas Sands Corp., 5.625%, 6/15/2028	6,598,000	6,694,626
Marriott International, Inc., 4.9%, 4/15/2029	15,549,000	15,733,987
		$42,584,974
U.S. Treasury Obligations – 22.3%
U.S. Treasury Notes, 3.375%, 11/30/2027	$66,540,000	$66,027,954
U.S. Treasury Notes, 4.125%, 7/31/2028	50,000,000	50,246,094
U.S. Treasury Notes, 4.875%, 10/31/2028 (f)	282,349,000	288,779,058
U.S. Treasury Notes, 4.625%, 4/30/2029	337,324,000	343,991,418
		$749,044,524
Utilities – 2.2%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$3,482,000	$3,481,912
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	1,347,000	1,207,451
Con Edison Co. of NY, Inc., FLR, 4.207% (SOFR - 1 day + 0.52%), 11/18/2027	8,765,000	8,757,059
Eversource Energy, 4.45%, 12/15/2030	13,220,000	13,026,468
NextEra Energy Capital Holdings, Inc., 4.685%, 9/01/2027	8,620,000	8,657,790
Pacific Gas & Electric Co., 6.1%, 1/15/2029	8,343,000	8,621,749
Pacific Gas & Electric Co., 5.55%, 5/15/2029	6,193,000	6,332,911
PSEG Power LLC, 5.2%, 5/15/2030 (n)	3,214,000	3,264,283
Trans-Allegheny Interstate Line Co., 5%, 1/15/2031 (n)	4,372,000	4,435,290
Vistra Operations Co. LLC, 4.55%, 10/30/2028 (n)	8,478,000	8,464,224
Vistra Operations Co. LLC, 5%, 4/30/2031 (n)	8,477,000	8,452,893
		$74,702,030
Total Bonds (Identified Cost, $3,283,545,376)		$3,277,454,422
10

MFS Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $94,600,873)	94,596,808	$94,606,267
Other Assets, Less Liabilities – (0.6)%		(19,499,361)
Net Assets – 100.0%		$3,352,561,328

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $94,606,267 and
$3,277,454,422, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$1,330,639,436, representing 39.7% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 4/30/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	136	$28,169,000	June – 2026	$(258,675)

11

MFS Limited Maturity Fund
Portfolio of Investments – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	228,000,000	centrally cleared	4.697%/Annually	1 - day SOFR/Annually	$2,101,785	$(3,068)	$2,098,717
10/02/26	USD	70,900,000	centrally cleared	4.664%/Annually	1 - day SOFR/Annually	627,381	—	627,381
12/23/27	USD	113,000,000	centrally cleared	4.106%/Annually	1 - day SOFR/Annually	822,524	—	822,524
						$3,551,690	$(3,068)	$3,548,622
At April 30, 2026, the fund had liquid securities collateral with an aggregate value of $1,848,145 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
12

MFS Limited Maturity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $3,283,545,376)	$3,277,454,422
Investments in affiliated issuers, at value (identified cost, $94,600,873)	94,606,267
Cash	19,821
Receivables for
Net daily variation margin on open cleared swap agreements	190,362
Net daily variation margin on open futures contracts	23,374
Fund shares sold	4,408,473
Interest and dividends	22,659,339
Receivable from investment adviser	59,522
Other assets	4,946
Total assets	$3,399,426,526
Liabilities
Payables for
Distributions	$220,143
When-issued investments purchased	42,782,009
Fund shares reacquired	3,215,247
Payable to affiliates
Administrative services fee	2,525
Shareholder servicing costs	436,277
Distribution and service fees	9,619
Payable for independent Trustees' compensation	13
Accrued expenses and other liabilities	199,365
Total liabilities	$46,865,198
Net assets	$3,352,561,328
Net assets consist of
Paid-in capital	$3,467,120,404
Total distributable earnings (loss)	(114,559,076)
Net assets	$3,352,561,328
Shares of beneficial interest outstanding	571,934,984

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,054,587,625	179,543,616	$5.87
Class B	242,324	41,310	5.87
Class C	16,403,993	2,793,590	5.87
Class I	834,530,208	142,737,697	5.85
Class R1	360,588	61,603	5.85
Class R2	898,710	152,879	5.88
Class R3	626,590	106,593	5.88
Class R4	963,587	163,548	5.89
Class R6	1,443,947,703	246,334,148	5.86

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.02 [100 / 97.50 x $5.87]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
13

MFS Limited Maturity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 4/30/26 Net investment income (loss)
Income
Interest	$148,336,914
Dividends from affiliated issuers	3,086,749
Other	273,819
Total investment income	$151,697,482
Expenses
Management fee	$11,496,029
Distribution and service fees	2,851,355
Shareholder servicing costs	1,657,917
Administrative services fee	429,164
Independent Trustees' compensation	66,691
Custodian fee	200,447
Shareholder communications	121,318
Audit and tax fees	83,538
Legal fees	16,327
Miscellaneous	307,118
Total expenses	$17,229,904
Fees paid indirectly	(3,906)
Reduction of expenses by investment adviser and distributor	(2,969,465)
Net expenses	$14,256,533
Net investment income (loss)	$137,440,949
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$5,378,361
Affiliated issuers	(9,571)
Futures contracts	198,398
Swap agreements	264,276
Net realized gain (loss)	$5,831,464
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(4,584,606)
Affiliated issuers	5,748
Futures contracts	(694,842)
Swap agreements	(3,739,570)
Net unrealized gain (loss)	$(9,013,270)
Net realized and unrealized gain (loss)	$(3,181,806)
Change in net assets from operations	$134,259,143
See Notes to Financial Statements
14

MFS Limited Maturity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	4/30/26	4/30/25
Change in net assets
From operations
Net investment income (loss)	$137,440,949	$125,934,656
Net realized gain (loss)	5,831,464	1,938,926
Net unrealized gain (loss)	(9,013,270)	77,714,772
Change in net assets from operations	$134,259,143	$205,588,354
Total distributions to shareholders	$(144,179,629)	$(128,231,250)
Change in net assets from fund share transactions	$232,025,514	$262,847,197
Total change in net assets	$222,105,028	$340,204,301
Net assets
At beginning of period	3,130,456,300	2,790,251,999
At end of period	$3,352,561,328	$3,130,456,300
See Notes to Financial Statements
15

MFS Limited Maturity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$5.89	$5.73	$5.74	$5.80	$6.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.24	$0.22	$0.13	$0.06
Net realized and unrealized gain (loss)	(0.01)	0.17	(0.01)	(0.05)	(0.28)
Total from investment operations	$0.23	$0.41	$0.21	$0.08	$(0.22)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.25)	$(0.22)	$(0.14)	$(0.07)
Net asset value, end of period (x)	$5.87	$5.89	$5.73	$5.74	$5.80
Total return (%) (r)(s)(t)(x)	4.04	7.21	3.78	1.37	(3.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	0.74	0.74	0.74	0.75
Expenses after expense reductions (f)	0.57	0.57	0.58	0.57	0.57
Net investment income (loss)	4.10	4.15	3.83	2.30	1.04
Portfolio turnover rate	50	37	66	48	39
Net assets at end of period (000 omitted)	$1,054,588	$1,043,784	$934,237	$1,019,905	$1,046,034

Class B	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$5.88	$5.72	$5.73	$5.79	$6.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.20	$0.17	$0.08	$0.02
Net realized and unrealized gain (loss)	(0.00)(w)	0.16	(0.00)(w)	(0.05)	(0.28)
Total from investment operations	$0.20	$0.36	$0.17	$0.03	$(0.26)
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.20)	$(0.18)	$(0.09)	$(0.03)
Net asset value, end of period (x)	$5.87	$5.88	$5.72	$5.73	$5.79
Total return (%) (r)(s)(t)(x)	3.44	6.42	3.00	0.61	(4.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	1.49	1.49	1.49	1.50
Expenses after expense reductions (f)	1.32	1.32	1.33	1.32	1.32
Net investment income (loss)	3.38	3.40	3.06	1.49	0.29
Portfolio turnover rate	50	37	66	48	39
Net assets at end of period (000 omitted)	$242	$720	$939	$1,663	$2,361

See Notes to Financial Statements
16

MFS Limited Maturity Fund
Financial Highlights - continued
Class C	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$5.89	$5.73	$5.74	$5.80	$6.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.19	$0.17	$0.08	$0.01
Net realized and unrealized gain (loss)	(0.01)	0.17	(0.01)	(0.05)	(0.28)
Total from investment operations	$0.18	$0.36	$0.16	$0.03	$(0.27)
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.20)	$(0.17)	$(0.09)	$(0.02)
Net asset value, end of period (x)	$5.87	$5.89	$5.73	$5.74	$5.80
Total return (%) (r)(s)(t)(x)	3.16	6.31	2.90	0.51	(4.41)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	1.49	1.49	1.49	1.50
Expenses after expense reductions (f)	1.42	1.42	1.43	1.42	1.42
Net investment income (loss)	3.26	3.30	2.98	1.42	0.19
Portfolio turnover rate	50	37	66	48	39
Net assets at end of period (000 omitted)	$16,404	$20,247	$21,947	$26,732	$31,747

Class I	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$5.86	$5.71	$5.71	$5.77	$6.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.25	$0.23	$0.14	$0.07
Net realized and unrealized gain (loss)	(0.00)(w)	0.15	(0.00)(w)	(0.06)	(0.29)
Total from investment operations	$0.25	$0.40	$0.23	$0.08	$(0.22)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.25)	$(0.23)	$(0.14)	$(0.08)
Net asset value, end of period (x)	$5.85	$5.86	$5.71	$5.71	$5.77
Total return (%) (r)(s)(t)(x)	4.37	7.20	4.11	1.52	(3.63)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	0.49	0.49	0.49	0.50
Expenses after expense reductions (f)	0.42	0.42	0.43	0.42	0.42
Net investment income (loss)	4.25	4.29	3.97	2.47	1.19
Portfolio turnover rate	50	37	66	48	39
Net assets at end of period (000 omitted)	$834,530	$695,855	$528,158	$625,604	$570,543

See Notes to Financial Statements
17

MFS Limited Maturity Fund
Financial Highlights - continued
Class R1	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$5.87	$5.71	$5.72	$5.78	$6.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.19	$0.17	$0.07	$0.01
Net realized and unrealized gain (loss)	(0.01)	0.17	(0.01)	(0.04)	(0.29)
Total from investment operations	$0.18	$0.36	$0.16	$0.03	$(0.28)
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.20)	$(0.17)	$(0.09)	$(0.02)
Net asset value, end of period (x)	$5.85	$5.87	$5.71	$5.72	$5.78
Total return (%) (r)(s)(t)(x)	3.16	6.32	2.90	0.51	(4.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	1.49	1.49	1.49	1.50
Expenses after expense reductions (f)	1.42	1.42	1.43	1.42	1.42
Net investment income (loss)	3.27	3.30	2.98	1.22	0.18
Portfolio turnover rate	50	37	66	48	39
Net assets at end of period (000 omitted)	$361	$532	$489	$456	$1,252

Class R2	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$5.89	$5.74	$5.74	$5.80	$6.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.23	$0.21	$0.11	$0.05
Net realized and unrealized gain (loss)	(0.00)(w)	0.15	(0.00)(w)	(0.05)	(0.29)
Total from investment operations	$0.23	$0.38	$0.21	$0.06	$(0.24)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.23)	$(0.21)	$(0.12)	$(0.06)
Net asset value, end of period (x)	$5.88	$5.89	$5.74	$5.74	$5.80
Total return (%) (r)(s)(t)(x)	3.96	6.76	3.70	1.12	(3.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	0.99	0.99	0.99	1.00
Expenses after expense reductions (f)	0.82	0.82	0.83	0.82	0.82
Net investment income (loss)	3.86	3.90	3.59	1.99	0.79
Portfolio turnover rate	50	37	66	48	39
Net assets at end of period (000 omitted)	$899	$1,010	$1,004	$1,151	$1,646

See Notes to Financial Statements
18

MFS Limited Maturity Fund
Financial Highlights - continued
Class R3	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$5.89	$5.74	$5.74	$5.80	$6.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.24	$0.21	$0.12	$0.06
Net realized and unrealized gain (loss)	(0.00)(w)	0.15	0.01	(0.05)	(0.29)
Total from investment operations	$0.24	$0.39	$0.22	$0.07	$(0.23)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.24)	$(0.22)	$(0.13)	$(0.07)
Net asset value, end of period (x)	$5.88	$5.89	$5.74	$5.74	$5.80
Total return (%) (r)(s)(t)(x)	4.11	6.92	3.86	1.27	(3.85)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	0.74	0.74	0.74	0.75
Expenses after expense reductions (f)	0.67	0.67	0.68	0.67	0.67
Net investment income (loss)	4.00	4.05	3.73	2.08	0.96
Portfolio turnover rate	50	37	66	48	39
Net assets at end of period (000 omitted)	$627	$617	$629	$595	$1,001

Class R4	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$5.91	$5.75	$5.76	$5.82	$6.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.25	$0.23	$0.14	$0.07
Net realized and unrealized gain (loss)	(0.01)	0.17	(0.01)	(0.05)	(0.28)
Total from investment operations	$0.24	$0.42	$0.22	$0.09	$(0.21)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.26)	$(0.23)	$(0.15)	$(0.08)
Net asset value, end of period (x)	$5.89	$5.91	$5.75	$5.76	$5.82
Total return (%) (r)(s)(t)(x)	4.20	7.36	3.93	1.56	(3.43)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	0.49	0.49	0.49	0.50
Expenses after expense reductions (f)	0.42	0.42	0.43	0.42	0.42
Net investment income (loss)	4.28	4.30	4.00	2.48	1.16
Portfolio turnover rate	50	37	66	48	39
Net assets at end of period (000 omitted)	$964	$1,589	$1,445	$1,039	$906

See Notes to Financial Statements
19

MFS Limited Maturity Fund
Financial Highlights - continued
Class R6	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$5.88	$5.72	$5.72	$5.79	$6.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.25	$0.23	$0.14	$0.08
Net realized and unrealized gain (loss)	(0.01)	0.17	0.01	(0.06)	(0.28)
Total from investment operations	$0.25	$0.42	$0.24	$0.08	$(0.20)
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.26)	$(0.24)	$(0.15)	$(0.09)
Net asset value, end of period (x)	$5.86	$5.88	$5.72	$5.72	$5.79
Total return (%) (r)(s)(t)(x)	4.28	7.46	4.19	1.42	(3.39)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.40	0.41	0.41	0.41	0.43
Expenses after expense reductions (f)	0.34	0.35	0.35	0.35	0.35
Net investment income (loss)	4.33	4.37	4.06	2.53	1.26
Portfolio turnover rate	50	37	66	48	39
Net assets at end of period (000 omitted)	$1,443,948	$1,366,102	$1,301,405	$1,296,859	$1,116,143

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
20

MFS Limited Maturity Fund
Notes to Financial Statements
(1) Business and Organization
MFS Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and
21

MFS Limited Maturity Fund
Notes to Financial Statements  - continued
procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of April 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$749,044,524	$—	$749,044,524
Non - U.S. Sovereign Debt	—	21,609,539	—	21,609,539
Municipal Bonds	—	15,188,949	—	15,188,949
U.S. Corporate Bonds	—	1,187,557,498	—	1,187,557,498
Residential Mortgage-Backed Securities	—	157,752,065	—	157,752,065
Commercial Mortgage-Backed Securities	—	99,001,645	—	99,001,645
Asset-Backed Securities (including CDOs)	—	556,373,074	—	556,373,074
Foreign Bonds	—	490,927,128	—	490,927,128
Investment Companies	94,606,267	—	—	94,606,267
Total	$94,606,267	$3,277,454,422	$—	$3,372,060,689

Other Financial Instruments
Futures Contracts – Liabilities	$(258,675)	$—	$—	$(258,675)
Swap Agreements – Assets	—	3,548,622	—	3,548,622
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to
22

MFS Limited Maturity Fund
Notes to Financial Statements  - continued
promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$—	$(258,675)
Interest Rate	Cleared Swap Agreements	3,548,622	—
Total		$3,548,622	$(258,675)
(a)  Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended April 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$198,398	$264,276
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended April 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(694,842)	$(3,739,570)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
23

MFS Limited Maturity Fund
Notes to Financial Statements  - continued
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
24

MFS Limited Maturity Fund
Notes to Financial Statements  - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash posted to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as cash collateral posted. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended April 30, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 4/30/26	Year ended 4/30/25
Ordinary income (including any short-term capital gains)	$144,179,629	$128,231,250
The federal tax cost and the tax basis components of distributable earnings were as follows:
25

MFS Limited Maturity Fund
Notes to Financial Statements  - continued
As of 4/30/26
Cost of investments	$3,387,109,004
Gross appreciation	17,275,027
Gross depreciation	(29,033,395)
Net unrealized appreciation (depreciation)	$(11,758,368)
Undistributed ordinary income	13,542,649
Capital loss carryforwards	(105,244,072)
Other temporary differences	(11,099,285)
Total distributable earnings (loss)	$(114,559,076)
As of April 30, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(23,324,322)
Long-Term	(81,919,750)
Total	$(105,244,072)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 4/30/26	Year ended 4/30/25
Class A	$45,613,667	$41,436,397
Class B	18,243	26,890
Class C	662,266	711,569
Class I	33,242,400	26,666,140
Class R1	13,005	17,326
Class R2	41,936	40,389
Class R3	27,089	26,706
Class R4	60,296	61,620
Class R6	64,500,727	59,244,213
Total	$144,179,629	$128,231,250
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.29%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2027. For the year ended April 30, 2026, this management fee reduction amounted to $447,907, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2026 was equivalent to an annual effective rate of 0.34% of the fund's average daily net assets.
26

MFS Limited Maturity Fund
Notes to Financial Statements  - continued
The investment adviser has agreed in writing to bear the fund’s expenses, excluding management fees, distribution and service fees, payments made to service providers (other than MFS Service Center, Inc. (“MFSC”)) that provide certain sub-accounting services, interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that “Other Expenses” do not exceed 0.00% of the class' average daily net assets annually for each class of shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2026. For the year ended April 30, 2026, this reduction amounted to $1,461,832, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $47,608 for the year ended April 30, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$2,644,907
Class B	0.75%	0.25%	1.00%	0.90%	5,092
Class C	0.75%	0.25%	1.00%	1.00%	190,833
Class R1	0.75%	0.25%	1.00%	1.00%	3,765
Class R2	0.25%	0.25%	0.50%	0.40%	5,149
Class R3	—	0.25%	0.25%	0.25%	1,609
Total Distribution and Service Fees					$2,851,355
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2026, based on each class’s average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver agreement. For the year ended April 30, 2026, this waiver amounted to $1,057,955 and $509 for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2026. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver agreement. For the year ended April 30, 2026, this waiver amounted to $1,030 and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2026. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended April 30, 2026, this rebate amounted to $232 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2026, were as follows:
Amount
Class A	$90,030
Class B	—
Class C	4,522
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2026, the fee was $208,079, which equated to 0.0064% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for
27

MFS Limited Maturity Fund
Notes to Financial Statements  - continued
out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,449,838.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended April 30, 2026 was equivalent to an annual effective rate of 0.0132% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	9	$56
8/19/2024	Redemption	Class I	4	23
8/19/2024	Redemption	Class R4	10	57
(4) Portfolio Securities
For the year ended April 30, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$828,392,416	$833,813,535
Non-U.S. Government securities	962,428,931	734,822,378
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 4/30/26		Year ended 4/30/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	50,926,247	$300,548,796	62,628,320	$366,113,316
Class B	1,695	10,024	26,814	156,612
Class C	581,598	3,431,095	1,012,715	5,915,881
Class I	56,577,156	332,218,522	66,310,633	386,093,813
Class R1	5,549	32,619	4,080	23,736
Class R2	38,176	225,533	8,584	50,191
Class R3	13,741	81,175	12,442	72,623
Class R4	46,248	273,146	97,216	570,625
Class R6	50,792,112	299,142,172	51,920,930	302,766,182
	158,982,522	$935,963,082	182,021,734	$1,061,762,979
28

MFS Limited Maturity Fund
Notes to Financial Statements  - continued
	Year ended 4/30/26		Year ended 4/30/25
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	7,596,087	$44,841,916	6,945,736	$40,617,706
Class B	3,084	18,179	4,593	26,797
Class C	103,849	612,764	108,085	631,790
Class I	5,383,017	31,629,011	4,347,006	25,319,241
Class R1	2,211	13,005	2,974	17,326
Class R2	7,069	41,764	6,821	39,919
Class R3	4,586	27,089	4,563	26,706
Class R4	10,007	59,254	10,502	61,614
Class R6	10,882,828	64,099,027	10,081,192	58,838,673
	23,992,738	$141,342,009	21,511,472	$125,579,772
Shares reacquired
Class A	(56,179,584)	$(331,576,400)	(55,290,533)	$(323,100,448)
Class B	(85,842)	(505,347)	(73,098)	(425,621)
Class C	(1,330,020)	(7,850,069)	(1,510,922)	(8,826,239)
Class I	(37,905,049)	(222,599,519)	(44,501,082)	(258,871,722)
Class R1	(36,855)	(215,684)	(1,968)	(11,459)
Class R2	(63,708)	(376,263)	(18,961)	(111,084)
Class R3	(16,410)	(96,710)	(21,962)	(129,106)
Class R4	(161,692)	(957,288)	(89,908)	(527,067)
Class R6	(47,737,608)	(281,102,297)	(57,024,448)	(332,492,808)
	(143,516,768)	$(845,279,577)	(158,532,882)	$(924,495,554)
Net change
Class A	2,342,750	$13,814,312	14,283,523	$83,630,574
Class B	(81,063)	(477,144)	(41,691)	(242,212)
Class C	(644,573)	(3,806,210)	(390,122)	(2,278,568)
Class I	24,055,124	141,248,014	26,156,557	152,541,332
Class R1	(29,095)	(170,060)	5,086	29,603
Class R2	(18,463)	(108,966)	(3,556)	(20,974)
Class R3	1,917	11,554	(4,957)	(29,777)
Class R4	(105,437)	(624,888)	17,810	105,172
Class R6	13,937,332	82,138,902	4,977,674	29,112,047
	39,458,492	$232,025,514	45,000,324	$262,847,197
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 11%, 3%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective May 1, 2006, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
29

MFS Limited Maturity Fund
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2026, the fund’s commitment fee and interest expense were $15,649 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended April 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$44,720,022	$883,030,362	$833,140,294	$(9,571)	$5,748	$94,606,267

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,086,749	$—
30

MFS Limited Maturity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IX and the Shareholders of MFS Limited Maturity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Limited Maturity Fund (the “Fund”), including the portfolio of investments, as of April 30, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
31

MFS Limited Maturity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
32

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Limited Maturity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Limited Maturity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Limited Maturity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
33

MFS Municipal Limited Maturity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Municipal Limited Maturity Fund
Portfolio of Investments − 4/30/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.8%
Alabama – 6.1%
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2026	$1,245,000	$1,248,205
Auburn University, General Fee Rev., “A”, 4%, 6/01/2035	435,000	435,429
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	4,890,000	4,995,895
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5%, 12/01/2034	15,370,000	16,130,063
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	6,000,000	6,080,216
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5.25%, 5/01/2056 (Put Date 5/01/2032)	6,855,000	6,966,085
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 12/01/2034	5,670,000	6,102,096
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5%, 5/01/2055 (Put Date 7/01/2031)	5,665,000	6,005,421
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	7,000,000	7,333,987
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	3,795,000	3,967,926
Black Belt Energy Gas District, AL, Gas Project Rev., “I”, 5%, 10/01/2033 (w)	14,410,000	15,365,347
Black Belt Energy Gas District, AL, Gas Project Rev., “I”, 5%, 6/01/2036	10,000,000	10,304,495
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	4,270,000	4,314,495
Chatom, AL, Industrial Development Board, Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2028	610,000	636,901
Energy Southeast, AL, Cooperative District Energy Supply Rev., “B”, 5%, 9/01/2033	14,500,000	14,846,240
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2026	1,500,000	1,513,115
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2027	1,250,000	1,287,242
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “C”, 3.78%, 6/01/2034 (Put Date 6/16/2026)	11,000,000	11,009,978
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 2.75%, 7/15/2034 (Put Date 3/12/2026)	6,500,000	6,439,847
Selma, AL, Industrial Development Board, Gulf Opportunity Zone Refunding Rev. (International Paper Co. Project), “A”, 4.2%, 5/01/2034	3,500,000	3,620,684
Southeast Alabama Cooperative District, Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	10,000,000	10,740,530
Southeast Alabama Cooperative District, Energy Supply Rev., “C”, 5%, 10/01/2055 (Put Date 11/01/2032)	5,465,000	5,800,495
Southeast Alabama Energy Authority, Cooperative District Commodity Supply Rev. (Project No. 2), “B”, 4%, 12/01/2051 (Put Date 12/01/2031)	7,130,000	7,166,024
Southeast Alabama Energy Authority, Cooperative District Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	3,865,000	4,108,954
Southeast Alabama Energy Authority, Cooperative District Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	3,380,000	3,495,499
Southeast Alabama Energy Authority, Cooperative District Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	12,000,000	12,617,484
Southeast Alabama Energy Authority, Cooperative District Commodity Supply Rev. (Project No. 6), “B”, 5%, 1/01/2054 (Put Date 6/01/2030)	6,875,000	7,250,315
Southeast Alabama Energy Authority, Cooperative District Energy Supply Rev., “E”, 5%, 10/01/2030	10,000,000	10,686,988
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2027	100,000	101,369
		$190,571,325
Alaska – 0.3%
Alaska Railroad Corp., Cruise Port Rev., 5.5%, 10/01/2028	$1,000,000	$1,045,208
Alaska Railroad Corp., Cruise Port Rev., 5.5%, 10/01/2029	1,000,000	1,061,730
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2030	700,000	763,983
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2031	675,000	747,027
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2032	1,000,000	1,119,406
CIVICVentures Alaska Refunding Rev. (Anchorage Convention Center Facilities), 5%, 9/01/2033	4,980,000	5,506,212
		$10,243,566
MTLFS-ANN

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – 2.7%
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2027	$160,000	$162,978
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2028	125,000	129,311
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2029	125,000	130,980
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2030	135,000	142,928
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2031	125,000	133,343
Arizona Industrial Development Authority, Multi-Family Housing (Ironwood Ranch Apartments Project), 5%, 2/01/2058 (Put Date 9/01/2026)	5,250,000	5,281,172
Arizona Industrial Development Authority, Multi-Family Housing Rev. (Diamond View at Ballpark Village Project), 2.76%, 7/01/2047 (Put Date 7/01/2029)	6,500,000	6,435,166
Arizona Industrial Development Authority, Multi-Family Housing Rev. (Unity at West Glendale Project), 5%, 3/01/2045 (Put Date 9/01/2026)	1,033,000	1,039,730
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 4.1%, 12/01/2037 (Put Date 6/15/2028)	1,000,000	1,009,675
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2052 (Put Date 9/01/2027)	10,000,000	10,123,649
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,200,000	1,202,375
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	540,000	541,069
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,120,000	1,136,719
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	720,000	730,748
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	355,000	335,713
La Paz County, AZ, Industrial Development Authority, Education Facility, Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2028	355,000	361,125
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “D”, 5%, 1/01/2032 (w)	10,000,000	10,856,226
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2026	200,000	200,173
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2027	200,000	201,546
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2028	325,000	328,862
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2029	250,000	253,914
Maricopa County, AZ, Industrial Development Authority, Multi-Family Housing Rev. (Marbella Ranch Phase I Project), 2.81%, 5/01/2048 (Put Date 5/01/2029)	8,500,000	8,455,313
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Co. of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	455,000	450,738
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Projects), “A”, 2.95%, 7/01/2026	435,000	434,331
Phoenix, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, GNMA, 6.5%, 3/01/2055	4,630,000	5,148,448
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), VRDN, 3%, 12/01/2035 (Put Date 5/01/2026)	15,000,000	15,000,000
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2026	1,115,000	1,116,953
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2027	600,000	608,167
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2028	150,000	153,779
Pima County, AZ, Industrial Development Authority, Multi-Family Housing Rev. (Flats at Ballpark Village Project), 2.71%, 10/01/2059 (Put Date 4/01/2028)	5,560,000	5,515,132
Pima County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “B”, GNMA, 6.5%, 1/01/2055	5,565,000	6,161,367
		$83,781,630
Arkansas – 0.4%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	$6,545,000	$6,662,964
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2026	185,000	184,896
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	95,000	94,915

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arkansas – continued
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2028	$230,000	$227,385
Arkansas Development Finance Authority, Resource Recovery Rev. (Weyerhaeuser Co. Project), 3.875%, 10/15/2065 (Put Date 10/15/2032)	1,580,000	1,580,048
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “B”, GNMA, 2.875%, 7/01/2057 (Put Date 5/15/2027) (w)	1,900,000	1,896,727
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2026	665,000	667,535
		$11,314,470
California – 7.2%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “B”, 5%, 3/01/2056 (Put Date 11/01/2035)	$3,130,000	$3,339,293
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	20,820,000	22,028,757
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 8/01/2055 (Put Date 10/01/2032)	1,875,000	1,955,230
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 12/01/2055 (Put Date 10/01/2033)	4,410,000	4,620,967
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5%, 11/01/2033	10,000,000	10,814,631
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	7,390,000	8,067,744
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	20,560,000	22,212,839
California Health Facilities Financing Authority Rev. (Adventist Health System/West), “A”, 5%, 12/01/2035	3,000,000	3,343,244
California Housing Finance Agency, Multi-Family Housing (All Hallows Apartments), “U”, FNMA, 3.65%, 9/01/2034	2,200,000	2,164,182
California Housing Finance Agency, Multi-Family Housing (La Salle Apartments), “V”, FNMA, 3.65%, 9/01/2034	1,540,000	1,514,928
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	4,560,000	4,333,092
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	11,375,000	11,289,161
California Municipal Finance Authority Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2035	250,000	264,360
California Municipal Finance Authority Rev. (Healthcore NorthBay Properties), “A”, 5.69%, 9/01/2035	3,602,000	3,668,576
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,005,511
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2027	200,000	203,949
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2028	125,000	129,232
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2029	125,000	130,256
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2030	400,000	418,569
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2031	200,000	209,426
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2032	225,000	236,349
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2033	1,150,000	1,202,983
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “A”, 4.375%, 9/01/2053 (Put Date 9/01/2033)	10,000,000	10,398,379
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 3.45%, 12/01/2044 (Put Date 12/01/2026)	1,565,000	1,568,783
California Public Finance Authority, Charter School Refunding Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2035	1,000,000	1,000,223
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040 (n)	580,000	580,080
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	1,655,000	1,641,984
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	10,115,000	10,124,223
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2026	1,300,000	1,300,903
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	2,435,000	2,597,730
Los Angeles County, CA, El Rancho Unified School District, General Obligation Anticipation Notes, Capital Appreciation, 0%, 8/01/2028	2,500,000	2,350,552
Los Angeles, CA, Department of Airports, International Airport Refunding Rev. (Green Bonds), “A”, 5%, 5/15/2032	4,000,000	4,402,716
Los Angeles, CA, Department of Airports, International Airport Refunding Rev. (Green Bonds), “A”, 5%, 5/15/2033	3,000,000	3,331,838
Los Angeles, CA, Department of Airports, International Airport Refunding Rev. (Green Bonds), “A”, 5%, 5/15/2034	3,000,000	3,356,000

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
Los Angeles, CA, Department of Airports, International Airport Rev. (Green Bonds), “B”, 5%, 5/15/2026	$1,350,000	$1,351,107
Los Angeles, CA, Department of Water & Power, Water System Rev., “B”, 5%, 7/01/2031	375,000	410,583
Los Angeles, CA, Department of Water & Power, Water System Rev., “B”, 5%, 7/01/2032	1,000,000	1,107,459
Los Angeles, CA, Department of Water & Power, Water System Rev., “B”, 5%, 7/01/2033	2,300,000	2,569,743
Los Angeles, CA, Housing Authority, Multi-Family Housing Refunding Rev. (M-TEBS - Homekey Portfolio), “B”, 3.75%, 4/01/2034	857,706	862,947
Los Angeles, CA, Housing Authority, Multi-Family Housing Refunding Rev. (M-TEBS - Homekey Portfolio), “C”, 3.75%, 4/01/2034	4,194,266	4,211,714
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2037	750,000	831,054
Sacramento County, CA, Airport System Rev., “D”, AGM, 5%, 7/01/2036	750,000	833,383
Sacramento County, CA, Airport System Rev., “D”, AGM, 5%, 7/01/2037	725,000	800,374
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2027	2,905,000	2,975,833
San Diego County, CA, Regional Senior Airport Authority Rev., “B”, 5%, 7/01/2032	2,670,000	2,942,408
San Diego County, CA, Regional Senior Airport Authority Rev., “B”, 5%, 7/01/2033	4,000,000	4,446,888
San Diego County, CA, Regional Senior Airport Authority Rev., “B”, 5%, 7/01/2034	2,500,000	2,798,555
San Francisco, CA, City & County Airports Commission, International Airport Rev. (SFO Fuel Company LLC), “A”, 5%, 1/01/2027	2,205,000	2,237,060
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2029	910,000	965,969
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2030	2,370,000	2,554,542
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, AGM, 5%, 5/01/2033	16,500,000	18,319,684
San Francisco, CA, City & County Airports Commission, Second Series Refunding Rev., “C”, 5.25%, 5/01/2035	7,500,000	8,401,197
San Francisco, CA, City & County Airports Commission, Second Series Refunding Rev., “C”, 5.25%, 5/01/2036	4,500,000	5,011,186
Southern California Public Power Authority, Clean Energy Project Rev., “A”, 5%, 4/01/2055 (Put Date 9/01/2030)	2,740,000	2,865,662
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2026	1,150,000	1,157,070
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2028	1,000,000	1,037,723
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2029	1,100,000	1,153,611
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2027	3,380,000	3,438,033
Vernon, CA, Electric System Rev., “A”, 5%, 10/01/2027	4,500,000	4,618,369
		$223,708,844
Colorado – 2.5%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2026	$135,000	$136,633
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2029	1,040,000	1,041,131
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	715,000	716,035
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	630,000	630,749
Colorado Health Facilities Authority Rev. (AdventHealth), “B”, 5%, 11/15/2049 (Put Date 11/19/2026)	17,720,000	17,928,781
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2027	495,000	497,866
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2028	460,000	466,999
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2029	430,000	440,262
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2030	500,000	515,015
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2031	960,000	993,100
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5%, 9/01/2032	5,000,000	5,488,457
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2034	1,000,000	1,101,941
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2035	1,200,000	1,320,172
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2026	1,500,000	1,507,454
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2026	2,160,000	2,170,733
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 5%, 11/15/2060 (Put Date 11/15/2030)	5,000,000	5,394,413
Colorado Health Facilities Authority, Refunding & Improvement Rev. (Christian Living Communities Obligated Group), 5%, 1/01/2030 (w)	445,000	473,135
Colorado Health Facilities Authority, Refunding & Improvement Rev. (Christian Living Communities Obligated Group), 5%, 1/01/2031 (w)	465,000	500,527
Colorado Health Facilities Authority, Refunding & Improvement Rev. (Christian Living Communities Obligated Group), 5%, 1/01/2032 (w)	570,000	619,391
Colorado Health Facilities Authority, Refunding & Improvement Rev. (Christian Living Communities Obligated Group), 5%, 1/01/2033 (w)	1,070,000	1,170,533
Colorado Health Facilities Authority, Refunding & Improvement Rev. (Christian Living Communities Obligated Group), 5%, 1/01/2034 (w)	1,260,000	1,387,473

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – continued
Colorado Housing Catalyst General Credit Enhanced, Multi-Family Housing Rev. (Village on Eastbrook Apartments Project), “A”, 3.45%, 5/01/2030	$1,855,000	$1,850,101
Colorado Maiker Housing Partners, Multi-Family Housing Rev. (Overlook at Thornton), 2.75%, 5/01/2042 (Put Date 11/01/2026)	3,000,000	2,999,376
Colorado Middle-Income Housing Authority, NHP Foundation (602 Galena Street-Frisco CO), “A”, 4.5%, 7/01/2035	2,180,000	2,201,713
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2026	300,000	300,908
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2027	500,000	505,510
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2027	600,000	610,836
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2027	5,000,000	5,161,898
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2028	14,000,000	14,709,023
Denver, CO, Housing Authority, Multi-Family Housing Rev. (4965 Washington Street Project), “A”, 5%, 6/01/2029	2,650,000	2,761,937
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2027	1,270,000	1,285,622
		$76,887,724
Connecticut – 0.7%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 4%, 7/01/2030	$3,000,000	$2,984,170
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2026	1,000,000	1,008,967
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2027	1,440,000	1,472,566
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2028	890,000	922,973
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2029	2,000,000	2,099,097
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2030	2,030,000	2,151,659
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2045 (Put Date 5/14/2026)	5,000,000	5,001,640
Connecticut Housing Finance Authority (Housing Mortgage Finance Program), “E-3”, 3.35%, 11/15/2066 (Put Date 5/15/2027)	1,300,000	1,300,363
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “D”, 4.25%, 10/01/2030	5,210,000	5,259,707
		$22,201,142
Delaware – 0.1%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	$55,000	$54,824
Delaware Economic Development Authority, Exempt Facility Refunding Rev. (NRG Energy Project), “A”, 4%, 10/01/2045 (Put Date 10/01/2035)	4,490,000	4,490,221
		$4,545,045
District of Columbia – 0.9%
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Housing Mortgage Rev. (Belmont Crossing Phase II), 5%, 3/01/2029 (Put Date 2/01/2028)	$1,285,000	$1,325,653
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Housing Mortgage Rev. (Edmonson), 5%, 12/01/2028 (Put Date 12/01/2027)	4,673,000	4,815,950
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 3%, 9/01/2028 (Put Date 9/01/2026)	5,350,000	5,346,355
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2027	7,000,000	7,198,333
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	9,540,000	10,619,046
		$29,305,337
Florida – 4.3%
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at the University of Florida, Inc. Project), “B-2”, 3.75%, 10/01/2030	$2,015,000	$2,016,455
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at the University of Florida, Inc. Project), “B-3”, 3.625%, 10/01/2030	5,000,000	5,003,937
Brevard County, FL, Health Facilities Authority, Hospital Rev. (Health First Obligated Group), “A”, 5%, 7/01/2031 (w)	8,300,000	8,998,642
Charlotte and Lee Counties, FL, Babcock Ranch Community Independent Special District, Special Assessment Rev., 4.3%, 5/01/2031	620,000	627,756
Collier County, FL, Industrial Development Authority, Healthcare Facilities Refunding Rev. (NCH Healthcare System Projects), “B”, AGM, 5%, 4/01/2035	20,000,000	22,226,644

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Escambia County, FL, Housing Finance Authority Multi-Family Housing Rev. (Hollowbrook Apartments), 3.8%, 6/01/2027 (Put Date 6/01/2026)	$4,500,000	$4,502,290
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2027	565,000	574,861
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2029	940,000	954,617
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2031	1,040,000	1,053,656
Florida Development Finance Corp., Healthcare Facilities Rev. (Tampa General Hospital Project), “B”, 5%, 8/01/2056 (Put Date 10/01/2031)	14,460,000	15,649,610
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2027 (n)	1,270,000	1,266,743
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	825,000	821,933
Florida Development Finance Corp., Solid Waste Disposal Rev. (GFL Solid Waste Southeast LLC Project), “A”, 4.375%, 10/01/2054 (Put Date 10/01/2031)	3,415,000	3,433,775
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2027	480,000	490,183
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2028	1,500,000	1,552,349
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2029	1,295,000	1,355,138
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2030	1,990,000	2,076,783
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2028	135,000	139,755
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Capri Place), “A”, 3%, 2/01/2044 (Put Date 8/01/2029)	1,500,000	1,498,169
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “B-3”, 4.2%, 11/15/2030	5,000,000	5,016,525
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5%, 10/01/2032	3,000,000	3,312,078
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5%, 10/01/2033	4,250,000	4,730,991
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5%, 10/01/2034	3,500,000	3,920,311
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., “A”, 5%, 10/01/2027	1,375,000	1,413,958
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., “A”, 5%, 10/01/2030	1,375,000	1,484,837
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., “A”, 5%, 10/01/2031	1,665,000	1,667,534
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 5.4%, 5/01/2028	300,000	305,707
Lee County, FL, Airport Rev., “B”, 5%, 10/01/2026	1,660,000	1,673,234
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-3”, 4.125%, 11/15/2029	5,000,000	5,005,012
Lee County, FL, Industrial Development Authority, Hospital Rev. (Lee Health System, Inc. Project), “A-2”, 5%, 4/01/2065 (Put Date 4/01/2033)	6,000,000	6,615,871
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2038	1,145,000	1,149,182
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (St. Mary Towers Apartments), 3.4%, 4/01/2041 (Put Date 10/01/2026)	1,750,000	1,750,597
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2032	1,000,000	1,016,266
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2035	1,650,000	1,774,098
Orange County, FL, Health Facilities Authority Rev. (AdventHealth Obligated Group), “C”, ETM, 5%, 11/15/2052 (Prerefunded 11/15/2026)	1,140,000	1,153,121
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2028	150,000	156,355
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2029	200,000	211,438
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2030	200,000	213,971
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2031	200,000	215,349
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2032	250,000	270,457
Palm Beach County, FL, Housing Finance Authority, Multi-Family Housing Rev. (Everglades Townhouse), 2.8%, 2/01/2027	1,000,000	996,335
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2026	100,000	100,320
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2027	180,000	184,285
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2029	225,000	237,545
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2030	250,000	267,354
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2031	300,000	318,776
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “B2”, 4.5%, 1/01/2030	670,000	670,369
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “B-3”, 4.25%, 1/01/2030	900,000	900,521
West Palm Beach, FL, Community Redevlopment Agency, Tax Increment Refunding Rev. (City Center Community Redevelopment Area), AGM, 5%, 3/01/2036	9,260,000	9,672,864
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 3.7%, 5/01/2029	400,000	400,133
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4%, 5/01/2034	500,000	497,862

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4.2%, 5/01/2039	$395,000	$389,883
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 3.75%, 5/01/2029	565,000	567,214
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4%, 5/01/2034	130,000	130,668
		$132,634,317
Georgia – 3.6%
Atlanta, GA, Airport General Rev. (Green Bonds), “B-1”, 5%, 7/01/2031	$4,425,000	$4,817,904
Atlanta, GA, Airport General Rev. (Green Bonds), “B-1”, 5%, 7/01/2032	3,420,000	3,762,891
Atlanta, GA, Airport General Rev. (Green Bonds), “B-1”, 5%, 7/01/2033	4,150,000	4,605,242
Atlanta, GA, Airport General Rev. (Green Bonds), “B-1”, 5%, 7/01/2034	645,000	718,609
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-1”, 5%, 4/01/2034 (n)	1,815,000	1,855,930
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-2”, 5.5%, 4/01/2039 (n)	740,000	756,486
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “A”, 2.375%, 1/01/2031	1,000,000	937,519
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (North Block), HUD Section 8, 3.4%, 2/01/2029 (Put Date 2/01/2028)	2,213,000	2,222,824
Bartow County, GA, Development Authority, Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 3.95%, 12/01/2032 (Put Date 3/08/2028)	6,245,000	6,336,735
Burke County, GA, Development Authority, Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 3.8%, 10/01/2032 (Put Date 5/21/2026)	750,000	750,191
Columbus, GA, Housing Authority, Multi-Family Housing Rev. (HACG RAD II Project), 3.3%, 11/01/2028 (Put Date 11/01/2027)	1,500,000	1,504,695
Decatur, GA, Housing Authority, Multi-Family Housing Rev. (Calvin Court Project), HUD Section 8, 3.6%, 8/01/2028 (Put Date 8/01/2027)	2,724,000	2,740,959
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 4%, 6/01/2035	430,000	422,628
DeKalb County, GA, Housing Authority, Affordable Multi-Family Housing Rev. (Park at 500 Project), 4%, 3/01/2034	12,880,000	12,852,068
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	9,500,000	9,979,668
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	4,295,000	4,614,696
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	8,845,000	9,210,894
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	1,765,000	1,769,733
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 5/01/2052 (Put Date 12/01/2028)	15,095,000	15,309,112
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	8,325,000	8,815,556
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “D”, 5%, 4/01/2054 (Put Date 4/01/2031)	8,635,000	9,187,000
Monroe County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Scherer Project), “A”, 3.6%, 1/01/2039 (Put Date 2/01/2030)	9,000,000	9,133,444
		$112,304,784
Guam – 0.0%
Guam Government Business Privilege Tax Refunding Rev., “F”, 5%, 1/01/2028	$400,000	$411,029
Hawaii – 0.0%
Hawaii Harbor System Rev., “A”, 5%, 7/01/2027	$250,000	$255,661
Hawaii Harbor System Rev., “A”, 5%, 7/01/2029	500,000	527,908
		$783,569
Idaho – 0.2%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “C”, 5%, 3/01/2060 (Put Date 3/01/2035)	$5,450,000	$6,057,916
Illinois – 6.5%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	$1,500,000	$1,512,773
Chicago, IL, “A”, 5%, 1/01/2029	3,000,000	3,084,193
Chicago, IL, “A”, 5%, 1/01/2031	2,000,000	2,046,547
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	4,435,000	4,046,183
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	1,925,000	1,886,117
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.25%, 4/01/2033	1,500,000	1,647,578

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	$825,000	$835,662
Chicago, IL, Board of Education, Dedicated Capital Improvement, 6.1%, 4/01/2036	7,740,000	7,860,718
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.25%, 4/01/2034	1,345,000	1,470,816
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2034	5,000,000	5,068,598
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5%, 12/01/2034	5,000,000	5,133,322
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.25%, 12/01/2035	7,145,000	7,437,111
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,685,000	1,745,813
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	1,120,000	1,173,359
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	845,000	892,872
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	2,315,000	2,461,722
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2029	1,260,000	1,293,297
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	3,000,000	3,032,518
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	2,750,000	2,827,842
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,351,656
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, AGM, 5%, 12/01/2027	10,000,000	10,283,061
Chicago, IL, Chicago Midway Airport, Senior Lien Refunding Rev., “A”, 5%, 1/01/2032	2,500,000	2,699,204
Chicago, IL, Chicago Midway Airport, Senior Lien Refunding Rev., “A”, 5%, 1/01/2033	1,125,000	1,223,652
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	4,265,000	4,347,058
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	1,000,000	1,028,064
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	1,000,000	1,038,528
Chicago, IL, General Obligation, “A”, 5%, 1/01/2034	7,000,000	7,242,806
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	2,385,000	2,376,225
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), “B”, NPFG, 5.5%, 6/15/2029	2,090,000	2,168,566
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 12/15/2026	1,275,000	1,251,184
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	10,000,000	10,810,245
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2032	6,000,000	6,542,603
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2033	1,000,000	1,097,033
Chicago, IL, Multi-Family Housing Rev. (United Yards 1A Project), 3.5%, 8/01/2027 (Put Date 8/01/2026)	2,000,000	2,001,676
Chicago, IL, O’Hare International Airport, Senior Special Facilities Rev. (Trips Obligated Group), 5%, 7/01/2033	2,000,000	2,057,516
Cook County, IL, School District No. 111, General Obligation, AGM, 4%, 12/01/2029	550,000	553,963
Illinois Development Finance Authority, Variable Rate Rev. (St. Vincent De Paul Center Project), “A”, 2.85%, 11/15/2039 (Put Date 3/01/2030)	3,000,000	2,963,786
Illinois Finance Authority Refunding Rev. (Silver Cross Hospital & Medical Centers), “B-2”, 5%, 8/15/2044 (Put Date 8/15/2035)	4,375,000	4,895,829
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	1,155,000	1,174,765
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2028	530,000	537,794
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2030	590,000	604,768
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.5%, 5/15/2029	805,000	829,477
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2031	905,000	952,774
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2032	955,000	1,010,557
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2033	1,015,000	1,084,445
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2034	1,075,000	1,147,223
Illinois Finance Authority Rev. (UChicago Medicine), “A”, 5%, 8/15/2059 (Put Date 8/15/2032)	13,635,000	14,833,671
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027 (a)(d)	277,596	2,776
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2028	195,000	204,904
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2030	250,000	266,832
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2031	235,000	250,194
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,300,000	1,302,836

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	$240,000	$240,475
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,250,000	1,271,097
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	850,000	862,688
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2029	600,000	622,853
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	175,000	157,052
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2026	500,000	503,115
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2027	500,000	511,165
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2028	500,000	517,920
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2030	500,000	526,240
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2031	500,000	524,167
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2032	425,000	444,283
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2033	500,000	521,136
Illinois Finance Authority, Surface Freight Transfer Facilities Rev. (Centerpoint Joliet Terminal Railroad Project), 4.8%, 12/01/2043 (Put Date 7/02/2035)	3,625,000	3,748,708
Illinois Finance Authority, Surface Freight Transfer Facilities Rev. (Centerpoint Joliet Terminal Railroad Project), 4.8%, 12/01/2043 (Put Date 7/02/2035)	6,270,000	6,483,973
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 3.875%, 5/01/2040 (Put Date 9/01/2028)	2,190,000	2,225,946
Illinois Housing Development Authority, Multi-Family Housing Rev. (Island Terrace), 2.8%, 8/01/2028 (Put Date 4/01/2028)	3,100,000	3,082,684
Illinois Housing Development Authority, Multi-Family Housing Rev. (Island Terrace), 2.8%, 4/01/2029 (Put Date 4/01/2028)	1,750,000	1,740,225
Illinois Housing Development Authority, Multi-Family Rev., “C-2”, FHA, 3.6%, 8/01/2032 (Put Date 8/01/2028)	5,850,000	5,897,640
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	2,405,000	2,533,863
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	965,000	969,954
Illinois Toll Highway Authority Senior Rev., “B”, 5%, 1/01/2040	9,000,000	9,019,581
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 3.375%, 12/01/2027	100,000	100,001
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2027	165,000	165,698
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2028	170,000	171,853
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2027	525,000	533,812
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2028	640,000	662,910
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2030	1,000,000	1,066,606
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2032	1,325,000	1,398,903
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2026	250,000	251,847
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2027	1,700,000	1,714,066
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2027	120,000	121,619
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2035	250,000	275,769
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2036	225,000	246,342
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2037	210,000	228,274
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2035	525,000	584,725
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2036	265,000	293,697
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2037	225,000	247,259
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	5,365,000	5,532,787

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2026	$915,000	$923,545
		$203,517,190
Indiana – 1.3%
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	$115,000	$106,101
Indiana Finance Authority Rev. (Greenwood Village South Project), “C-2”, 3.75%, 5/15/2032	800,000	800,608
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 2.52%, 11/15/2026	515,000	504,882
Indiana Finance Authority, Educational Facilities Rev. (Rose-Hulman Institute of Technology Project), 4.5%, 6/01/2033	3,425,000	3,517,229
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	270,000	270,006
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2027	740,000	755,144
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2028	775,000	798,558
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2029	1,140,000	1,178,738
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2030	985,000	1,015,278
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 2.1%, 11/01/2049 (Put Date 11/01/2026)	2,700,000	2,667,785
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “A”, 4.3%, 5/01/2029	1,180,000	1,195,755
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2026	2,000,000	2,002,597
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2027	2,000,000	2,027,411
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2028	1,750,000	1,792,986
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2029	1,500,000	1,550,649
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2030	1,450,000	1,507,626
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2031	520,000	542,814
Indianapolis, IN, Local Public Improvement Bond Bank (Indianapolis Airport Authority Project), “B-2”, 5%, 1/01/2033	7,535,000	8,285,037
Indianapolis, IN, Local Public Improvement Bond Bank, Convention Center Hotel Senior Rev., “E”, 5%, 3/01/2033	1,000,000	1,059,399
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2026	1,210,000	1,214,666
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2027	1,515,000	1,535,932
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/01/2034	2,250,000	2,296,071
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	5,000,000	5,216,850
		$41,842,122
Iowa – 0.6%
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2027	$580,000	$596,662
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2028	565,000	588,960
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2029	500,000	528,653
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2030	2,000,000	2,123,267
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2030	615,000	652,905
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2031	2,100,000	2,235,350
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2031	675,000	718,505
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2032	3,750,000	3,991,130
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2032	635,000	675,831
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2033	975,000	1,039,620
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2034	325,000	345,435
Polk County, IA, General Obligation Capital Exempt Facilities, “A”, 5%, 6/01/2032	1,070,000	1,175,127
Polk County, IA, General Obligation Capital Exempt Facilities, “A”, 5%, 6/01/2033	1,220,000	1,351,353
Polk County, IA, General Obligation Capital Exempt Facilities, “A”, 5%, 6/01/2034	1,925,000	2,118,474
		$18,141,272
Kansas – 1.0%
Garden City, KS, Sales Tax Special Obligation Rev. (Sports of the World Star Bond Project-Phase II), 4%, 6/01/2029	$700,000	$697,480
Garden City, KS, Sales Tax Special Obligation Rev. (Sports of the World Star Bond Project-Phase II), 4.25%, 6/01/2033	740,000	738,924
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2026	320,000	319,940
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2027	330,000	329,950
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2028	300,000	300,190
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2027	1,865,000	1,886,125
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2028	1,960,000	2,011,168

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kansas – continued
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2029	$2,060,000	$2,141,759
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2030	2,165,000	2,247,886
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2031	2,270,000	2,352,496
Shawnee County, KS, Multi-Family (Union at Tower District), “A”, 3.75%, 5/01/2059 (Put Date 5/01/2028)	5,000,000	5,032,711
St. Marys, KS, Pollution Control Refunding Rev. (Energy Kansas Central), 3.5%, 4/15/2032	10,000,000	9,942,479
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 5.75%, 12/01/2033	1,815,000	1,878,999
		$29,880,107
Kentucky – 1.7%
Boone County, KY, Pollution Control Rev. (Duke Energy Kentucky, Inc. Project), “A”, 3.7%, 8/01/2027	$4,500,000	$4,520,565
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2026	225,000	225,605
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 3.7%, 1/01/2032 (n)	2,000,000	1,993,053
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,002,027
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	2,659,135
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	2,000,000	2,002,597
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	950,000	951,234
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	3,000,000	3,040,160
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	1,000,000	1,013,387
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2028	1,150,000	1,179,641
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	700,000	724,460
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	1,250,000	1,293,679
Kentucky Housing Corp., Single Family Mortgage Rev., “A”, GNMA, 6.25%, 7/01/2054	9,140,000	10,101,679
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	8,840,000	9,012,588
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	1,190,000	1,190,000
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,083,211
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 3.875%, 6/01/2040 (Put Date 9/01/2028)	2,385,000	2,424,147
Trimble County, KY, Environmental Facilities Rev. (Kentucky Utilities Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	945,000	949,454
Trimble County, KY, Environmental Facilities Rev. (Louisville Gas & Electric Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	6,075,000	6,137,187
		$52,503,809
Louisiana – 0.5%
Capital Area Finance Authority, LA, Single Family Mortgage Rev., GNMA, 6.5%, 4/01/2054	$4,055,000	$4,514,084
Louisiana Housing Corp., Multi-Family Housing Rev. (Benoit Townhomes Project), HUD Section 8, 3.75%, 8/01/2027 (Put Date 8/01/2026)	2,600,000	2,604,105
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.165%, 10/01/2026	330,000	325,665
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.406%, 10/01/2027	460,000	443,662
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.656%, 10/01/2028	1,285,000	1,211,821
Parish of St. James, LA, Rev. (Nustar Logistics, L.P. Project), 3.7%, 8/01/2041 (Put Date 6/01/2030)	4,000,000	4,035,980
Shreveport, LA, Water & Sewer Refunding Rev., AGM, 5%, 12/01/2030	2,500,000	2,716,693
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 5%, 12/01/2027	670,000	689,175
		$16,541,185
Maine – 0.2%
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2026	$360,000	$363,583
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5.25%, 12/01/2028	710,000	738,391
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5.25%, 12/01/2029	975,000	1,026,901
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5.25%, 12/01/2030	950,000	1,009,014
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2031	500,000	527,067
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2032	600,000	632,874

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Maine – continued
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2033	$600,000	$640,981
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2034	600,000	632,276
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 4.75%, 12/01/2035	500,000	510,839
		$6,081,926
Maryland – 0.9%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2030	$1,000,000	$1,011,810
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4%, 2/15/2028 (n)	350,000	350,014
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	650,495
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2027	430,000	434,324
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2028	300,000	307,821
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2029	290,000	301,596
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2030	285,000	299,522
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), “B-1”, 5%, 8/15/2056 (Put Date 8/15/2033)	8,000,000	8,766,255
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), “C”, 5%, 8/15/2032	3,000,000	3,331,383
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), “C”, 5%, 8/15/2033	3,750,000	4,201,033
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), “C”, 5%, 8/15/2034	1,250,000	1,409,707
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B”, 5%, 7/01/2045 (Put Date 7/01/2031)	2,665,000	2,869,311
Montgomery County, MD, Housing Opportunities Commission Multi-Family Rev., “A”, FHA, 3.85%, 7/01/2034	4,000,000	4,085,512
		$28,018,783
Massachusetts – 1.4%
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2026	$475,000	$475,765
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2027	600,000	606,907
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2028	520,000	530,072
Massachusetts Development Finance Agency Rev. (Brown University Health Obligated Group), “B”, 5%, 8/15/2055 (Put Date 8/15/2031)	2,230,000	2,390,973
Massachusetts Development Finance Agency Rev. (Caregroup, Inc.), “I”, 5%, 7/01/2027	2,435,000	2,442,847
Massachusetts Development Finance Agency Rev. (Harvard University), “A”, 4%, 2/15/2036	1,250,000	1,355,372
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	145,000	144,922
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2027	255,000	254,500
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2028	330,000	329,227
Massachusetts Development Finance Agency Rev. (Mass General Brigham), “F”, 5%, 7/01/2034	10,000,000	11,409,196
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	1,752,818
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,020,972
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2026	1,500,000	1,501,606
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2027	1,000,000	1,012,766
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2028	780,000	797,384
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2029	850,000	871,635
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2026	350,000	352,805
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2026	1,000,000	1,002,633
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2027	1,500,000	1,527,161
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2028	2,000,000	2,068,176
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2029	4,500,000	4,779,389
Massachusetts Housing Finance Agency Rev., “A-3”, 3.05%, 12/01/2027	2,000,000	2,003,403
Massachusetts Housing Finance Agency Rev., “D-3”, FHA, 3.3%, 12/01/2026	1,000,000	1,000,084
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2035	3,340,000	3,494,074
		$44,124,687
Michigan – 2.8%
Michigan Finance Authority, Hospital Refunding Rev. (Bronson Healthcare Group, Inc.), “C”, 5%, 5/15/2033	$12,000,000	$13,259,812
Michigan Finance Authority, Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	1,470,000	1,403,268
Michigan Finance Authority, Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	1,850,000	1,770,047

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Michigan – continued
Michigan Finance Authority, Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2030	$2,000,000	$2,156,271
Michigan Housing Development Authority, Rental Housing Rev., “A”, 3.7%, 4/01/2030	9,200,000	9,200,347
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 5.5%, 6/01/2053	2,600,000	2,738,363
Michigan Strategic Fund (Waste Management, Inc.), 4.125%, 8/01/2027	4,300,000	4,325,227
Michigan Strategic Fund Limited Obligation Rev. (Consumers Energy Company Project), 0.875%, 4/01/2035 (Put Date 10/08/2026)	6,680,000	6,582,851
Michigan Strategic Fund Limited Obligation Rev. (DTE Electric Co. Exempt Facilities Project), “DT”, 3.875%, 6/01/2053 (Put Date 6/03/2030)	10,750,000	10,704,864
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2027	2,000,000	2,045,532
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2028	3,000,000	3,089,916
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2028	3,000,000	3,108,842
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	2,515,000	2,506,492
Saginaw, MI, Hospital Finance Authority, Hospital Refunding Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2027	1,000,000	1,019,178
Saginaw, MI, Hospital Finance Authority, Hospital Refunding Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2030	500,000	536,727
Wayne County, MI, Airport Authority Refunding Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2031	11,720,000	12,769,459
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2032	500,000	548,485
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2033	400,000	440,728
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2034	300,000	332,045
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2035	350,000	388,791
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2026	1,745,000	1,764,320
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2027	2,775,000	2,860,933
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2028	2,595,000	2,721,935
		$86,274,433
Minnesota – 0.7%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	$235,000	$234,330
Hibbing, MN, General Obligation, Temporary Sales Tax Rev., “A”, 3%, 11/01/2028	10,970,000	10,927,721
Minnesota Housing Finance Agency, Residential Housing, “O”, GNMA, 6%, 7/01/2053	4,160,000	4,449,110
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2026	700,000	705,817
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2027	700,000	715,014
Minnesota Rural Water Finance Authority Rev. (Public Projects), 3.3%, 8/01/2026	3,450,000	3,450,434
		$20,482,426
Mississippi – 0.3%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	$1,960,000	$1,963,374
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2028	380,000	380,520
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2029	355,000	355,469
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2031	380,000	380,393
Mississippi Development Bank, Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2028	280,000	282,684
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2027	800,000	819,751
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2028	975,000	1,016,089
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2029	400,000	423,025
Warren County, MS, Gulf Opportunity Zone Refunding Rev. (International Paper Co. Project), “A”, 4.2%, 5/01/2034	2,500,000	2,586,203
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.399%, 1/01/2028	500,000	479,132
		$8,686,640
Missouri – 1.1%
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	$1,140,000	$1,104,445
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	500,000	478,142
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2026	205,000	204,818
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2028	420,000	419,451
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2030	300,000	298,521
Missouri Health & Educational Facilities Authority, Health Facilities Rev. (BJC Health System), “A”, 5%, 4/01/2033	7,500,000	8,390,216
Missouri Health & Educational Facilities Authority, Health Facilities Rev. (CoxHealth), “A”, 5%, 11/15/2029	9,300,000	9,903,923

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Missouri – continued
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, GNMA, 6%, 5/01/2056	$9,090,000	$9,927,721
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “E”, GNMA, 6.5%, 5/01/2054	2,875,000	3,202,929
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	150,000	150,000
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 3.375%, 12/01/2031	910,000	890,004
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2027	350,000	352,611
		$35,322,781
Montana – 0.7%
Forsyth, MT, Pollution Control Rev. (Avista Corp. Colstrip Project), “A”, 3.875%, 10/01/2032	$6,220,000	$6,355,499
Kalispell, MT, Refunding Rev. (Immanuel Living at Buffalo Hill Project), “B-2”, 4.25%, 5/15/2030	3,845,000	3,853,776
Montana Facility Finance Authority Rev. (Benefis Health System Obligated Group), “B”, 5%, 2/15/2065 (Put Date 2/15/2030)	7,250,000	7,707,547
Montana Facility Finance Authority, Health Facilities Rev. (Bozeman Deaconess Health Services Obligated Group), “B”, 5%, 6/01/2056 (Put Date 6/01/2036) (w)	4,170,000	4,618,430
		$22,535,252
Nebraska – 0.5%
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2027	$2,500,000	$2,577,345
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2028	2,000,000	2,104,347
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2029	1,200,000	1,283,648
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2030	2,000,000	2,169,866
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2031	1,400,000	1,533,472
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2032	1,125,000	1,239,359
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2033	1,500,000	1,664,742
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2034	1,500,000	1,673,386
		$14,246,165
Nevada – 0.2%
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2026	$1,545,000	$1,549,676
Nevada Housing Division, Multi-Unit Housing Rev. (Carville Park Apartments), HUD Section 8, 5%, 7/01/2028 (Put Date 7/01/2027)	2,235,000	2,284,988
Washoe County, NV, Gas and Water Facilities Rev. (Sierra Pacific Power Co. Projects), “C”, 3.625%, 3/01/2036 (Put Date 10/01/2029)	1,000,000	1,010,257
Washoe County, NV, Water Facilities Refunding Rev. (Sierra Pacific Power Co. Projects), “C”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	860,000	874,250
Washoe County, NV, Water Facilities Refunding Rev. (Sierra Pacific Power Co. Projects), “F”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	1,275,000	1,296,126
		$7,015,297
New Hampshire – 1.4%
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	$15,025,000	$15,544,728
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	8,450,000	8,554,210
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	905,000	912,597
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Foundation West Main Street LLC), “B”, 8.33%, 5/15/2034	605,000	620,613
National Finance Authority, NH, Pollution Control Refunding Rev. (New York State Electric & Gas Corp. Project), “A”, 4%, 12/01/2028	5,775,000	5,850,620
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	495,000	498,961
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2028	580,000	583,188
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2029	300,000	302,482
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2030	280,000	281,991
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2031	295,000	296,709

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Hampshire – continued
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	$670,000	$671,112
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 5%, 11/01/2028	550,000	570,099
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 5%, 11/01/2032	550,000	586,494
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 5%, 11/01/2033	175,000	186,920
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 4%, 11/01/2044	1,050,000	1,041,606
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Rev., “C”, GNMA, 6.25%, 1/01/2055	6,890,000	7,436,539
		$43,938,869
New Jersey – 3.1%
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2026	$1,000,000	$1,001,582
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “N1”, AAC, 5.5%, 9/01/2026	1,985,000	2,001,802
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), “A”, 5%, 11/01/2033	1,500,000	1,668,985
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), “A”, 5%, 11/01/2034	1,040,000	1,151,068
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2026	2,000,000	2,004,886
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2027	1,500,000	1,535,839
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2028	3,000,000	3,081,227
New Jersey Economic Development Authority Rev. (School Facilities Construction), Capital Appreciation, “DDD”, AGM, 0%, 12/15/2026	6,855,000	6,736,859
New Jersey Economic Development Authority, Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Project), “C”, 3.75%, 4/01/2059 (Put Date 4/01/2033)	3,125,000	3,164,003
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 3.75%, 11/01/2034 (Put Date 6/01/2028)	2,350,000	2,363,682
New Jersey Health Care Facilities Financing Authority Refunding Rev. (RWJ Barnabas Health Obligated Group), “A”, 5%, 7/01/2034 (w)	8,000,000	9,069,751
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,445,479
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “1B”, 5%, 12/01/2034	3,670,000	3,917,170
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “2”, 5%, 12/01/2056 (Put Date 6/02/2026)	7,000,000	7,010,261
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “3”, 5%, 12/01/2031	1,500,000	1,607,619
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “3”, 5%, 12/01/2032	1,500,000	1,609,060
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “3”, 5%, 12/01/2033	1,550,000	1,664,272
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “3”, 5%, 12/01/2034	1,550,000	1,654,390
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “A”, 5%, 12/01/2026	335,000	338,917
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “A”, 5%, 12/01/2031	1,200,000	1,286,095
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 5%, 12/01/2026	2,300,000	2,326,894
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 5%, 12/01/2026	1,430,000	1,446,721
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 5%, 12/01/2027	1,550,000	1,597,683
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 5%, 12/01/2028	1,000,000	1,047,975
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 5%, 12/01/2028	5,000,000	5,219,613
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 5%, 12/01/2031	3,800,000	4,072,634
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	4,820,000	4,761,833
New Jersey Housing & Mortgage Finance Agency, Multi-Family Rev., “B”, HUD Section 8, 3.375%, 11/01/2027	2,760,000	2,770,216
New Jersey Housing & Mortgage Finance Agency, Multi-Family Rev., “D-2”, GNMA, 2.95%, 5/01/2028	3,150,000	3,137,852
New Jersey Housing & Mortgage Finance Agency, Multi-Family Rev., “E-2”, 3.375%, 11/01/2027	5,500,000	5,505,949
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2026	1,815,000	1,782,954
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	3,485,000	3,227,865
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	1,890,000	1,532,032
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	2,600,000	2,483,260
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	1,744,599
		$96,971,027

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Mexico – 0.8%
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico San Juan Project), “D”, 3.9%, 6/01/2040 (Put Date 6/01/2028)	$7,000,000	$7,113,483
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2026	300,000	301,712
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2028	175,000	182,584
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2030	450,000	483,541
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2031	300,000	322,865
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2032	350,000	374,801
New Mexico Finance Authority Rev. (Senior Lien Public Project), “A-2”, 5%, 6/01/2032	750,000	751,411
New Mexico Finance Authority Rev. (Senior Lien Public Project), “A-2”, 5%, 6/01/2033	775,000	776,399
New Mexico Hospital Equipment Loan Council, Hospital System & Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2026	1,000,000	1,001,234
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Mountain View II & III Apartments Project), 2.92%, 2/01/2042	2,100,000	2,099,993
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A”, GNMA, 5.75%, 3/01/2056	5,525,000	6,023,801
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “E”, GNMA, 6.25%, 9/01/2053	3,840,000	4,193,922
		$23,625,746
New York – 3.9%
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 3.4%, 7/01/2027	$125,000	$124,563
Long Island, NY, Power Authority, Electric System General Rev., “B”, 3%, 9/01/2055 (Put Date 9/01/2028)	6,000,000	6,003,781
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	700,000	719,388
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2031	375,000	408,071
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2032	600,000	660,111
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2033	600,000	666,057
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2034	610,000	681,625
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2035	750,000	832,573
New York Dormitory Authority, State Personal Income Tax Rev., “C”, 5%, 3/15/2032	5,000,000	5,591,438
New York Energy Research & Development Authority, Pollution Control Rev. (New York State Electric & Gas Corp. Project), “C”, 4%, 4/01/2034 (Put Date 4/01/2034)	6,800,000	6,959,423
New York Housing Finance Agency Affordable Housing Rev. (Green Bonds), “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	5,160,000	5,122,061
New York Housing Finance Agency Affordable Housing Rev., “A-2”, HUD Section 8, 3.75%, 11/01/2062 (Put Date 11/01/2029)	3,000,000	3,006,872
New York Housing Finance Agency Personal Income Tax Rev., “A-2”, 3.45%, 6/15/2054 (Put Date 12/15/2030)	2,445,000	2,465,395
New York Mortgage Agency Homeowner Mortgage Rev., “4th-9th”, 3.25%, 10/01/2028	1,150,000	1,150,093
New York State Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp. Project), “B”, 4%, 5/15/2032	11,685,000	11,813,298
New York State Housing Finance Agency, Affordable Housing Rev., “A”, 3.2%, 5/01/2056 (Put Date 5/01/2031)	5,250,000	5,249,680
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2028	3,965,000	4,086,945
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), 5%, 12/01/2026	8,635,000	8,716,387
New York Triborough Bridge & Tunnel Authority, Payroll Mobility Tax Senior Lien Refunding (MTA Bridge & Tunnels), “A-2”, 2%, 5/15/2045 (Put Date 5/15/2026)	10,000,000	9,996,959
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Green Bonds), “A-2”, 3.25%, 11/01/2064 (Put Date 7/02/2029)	5,000,000	5,022,631
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Green Bonds), “B-2”, 3.95%, 11/01/2064 (Put Date 7/02/2029)	5,000,000	5,080,737
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.1%, 5/01/2026	3,305,000	3,305,000
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.15%, 11/01/2026	1,290,000	1,270,299
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “F-2-A”, 3.4%, 11/01/2062 (Put Date 12/22/2026)	6,940,000	6,942,330
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2026	1,625,000	1,629,997
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2027	1,425,000	1,436,919
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2028	1,000,000	1,001,422
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2029	175,000	175,243

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
Port Authority of NY & NJ (207th Series), 5%, 9/15/2027	$1,755,000	$1,806,707
Port Authority of NY & NJ (246th Series), 5%, 9/01/2028	5,000,000	5,248,049
Port Authority of NY & NJ (246th Series), 5%, 9/01/2031	10,000,000	10,930,428
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.95%, 9/01/2026	140,000	138,738
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 2.2%, 9/01/2027	135,000	130,573
Syracuse, NY, Regional Senior Airport Authority Refunding Rev., 5%, 7/01/2026	250,000	250,482
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	2,000,000	2,003,318
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,532,484
		$122,160,077
North Carolina – 1.2%
Cumberland County, NC, Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Rev., Capital Appreciation (Project Aero), 3.125%, 12/01/2027 (Put Date 12/01/2026)	$7,500,000	$7,488,098
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2034	1,500,000	1,633,721
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2035	1,000,000	1,083,151
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2036	700,000	753,743
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2027	750,000	766,029
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2028	725,000	755,844
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2029	900,000	954,393
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2031	1,370,000	1,489,600
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2027	1,250,000	1,271,666
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2031	3,250,000	3,502,179
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2032	3,250,000	3,528,020
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2033	3,250,000	3,543,709
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2043	655,000	671,477
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 1/01/2028	2,175,000	2,251,246
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 7/01/2030	1,500,000	1,603,762
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2027	460,000	465,483
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2028	365,000	374,869
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2029	760,000	770,911
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2030	790,000	803,356
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2031	820,000	834,960
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2027	290,000	293,457
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	185,000	190,002
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 4%, 10/01/2027	600,000	604,456
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “B1”, 4.25%, 10/01/2028	285,000	285,125
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “B-2”, 3.75%, 10/01/2028	50,000	50,014
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,000,000
Raleigh-Durham, NC, Airport Authority Rev., “C”, 5%, 5/01/2030	1,000,000	1,019,428
		$37,988,699

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – 2.6%
Akron, Bath & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2026	$530,000	$536,242
Akron, Bath & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2028	240,000	253,627
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2033	1,950,000	2,092,267
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2035	890,000	940,531
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	1,775,000	1,859,322
Columbus, OH, Metropolitan Housing Authority, Affordable Housing Rev. (Cobblestone Manor Project), 5%, 8/01/2027	1,930,000	1,938,219
Columbus, OH, Metropolitan Housing Authority, General Rev. (Orchards Project & Eden Park Project), 4%, 12/01/2034	2,695,000	2,668,514
Columbus, OH, Metropolitan Housing Authority, General Rev. (Waldren Woods Project), 4%, 6/01/2034	2,755,000	2,737,622
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2033	4,300,000	4,725,325
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2034	3,120,000	3,445,911
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2035	2,695,000	2,977,279
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2027	2,150,000	2,169,444
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2027	680,000	686,180
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2028	820,000	838,710
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2029	860,000	890,757
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2030	905,000	947,297
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2031	950,000	1,000,859
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2032	995,000	1,052,142
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2033	1,045,000	1,109,516
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2026	500,000	501,980
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2027	580,000	591,579
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2028	1,455,000	1,506,333
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2030	1,000,000	1,059,165
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2031	1,000,000	1,068,422
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2032	900,000	952,367
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2033	800,000	846,356
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2034	1,000,000	1,057,493
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2026	200,000	201,729
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2028	120,000	124,784
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2030	135,000	143,256
Ohio Air Quality Development Authority Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	205,000	205,342
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	2,895,000	2,919,265
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	3,430,000	3,461,736
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2027	380,000	384,799
Ohio Higher Educational Facility Rev. (Case Western Reserve University Project), “C”, 1.625%, 12/01/2034 (Put Date 12/01/2026)	5,000,000	4,941,498
Ohio Hospital Rev. (Cleveland Clinic Health System Obligated Group), “A”, 5%, 1/01/2032	5,000,000	5,542,256
Ohio Hospital Rev. (University Hospitals Health System, Inc.), “A”, 5%, 1/15/2030	5,000,000	5,349,744
Ohio Hospital Rev. (University Hospitals Health System, Inc.), “A”, 5%, 1/15/2031	2,940,000	3,188,916
Ohio Housing Finance Agency, Multi-Family Tax-Exempt Mortgage (MacArthur Park Apartments Project), “A”, FNMA, 4.5%, 5/01/2039	7,209,507	7,535,826
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “C”, FNMA, 5.75%, 3/01/2054	4,370,000	4,615,443
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2026	140,000	141,057
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2027	420,000	429,080
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2028	370,000	383,152
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2029	825,000	864,169
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2031	475,000	500,804
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2032	290,000	304,860
		$81,691,175
Oklahoma – 0.2%
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “D”, GNMA, 6.5%, 9/01/2054	$1,975,000	$2,204,124
Oklahoma Turnpike Authority, Turnpike System Refunding Second Senior Rev., “B”, 5%, 1/01/2032	1,650,000	1,827,308
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	502,214

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Oklahoma – continued
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2026	$300,000	$300,193
		$4,833,839
Oregon – 0.4%
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2026	$150,000	$150,761
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2027	125,000	127,582
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2028	150,000	155,129
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2029	300,000	313,440
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2030	300,000	316,369
Oregon Facilities Authority, Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	7,850,000	8,150,447
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2027	425,000	432,031
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2029	400,000	416,450
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2030	300,000	314,765
Washington, Clackamas, and Yamhill Counties, OR, Sherwood School District No. 88, General Obligation, Capital Appreciation, “A”, 0%, 6/15/2034	3,325,000	2,379,051
		$12,756,025
Pennsylvania – 5.7%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “B-2”, 3.6%, 6/01/2029	$1,500,000	$1,499,813
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2031	3,000,000	3,243,074
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2032	6,195,000	6,755,238
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2033	3,230,000	3,543,417
Allentown, PA, City School District General Obligation, “B”, BAM, 5%, 6/01/2036	1,310,000	1,311,249
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Refunding Rev., 5%, 5/01/2026	490,000	490,000
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	1,157,000	1,225,650
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	9,312,000	8,744,928
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	4,654,074	3,484,591
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	1,515,000	1,545,945
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2026	755,000	744,499
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2027	795,000	765,398
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2028	830,000	781,152
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2029	865,000	795,257
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	450,000	404,677
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	170,000	171,685
Delaware Valley, PA, Regional Finance Authority, “A”, 2%, 10/01/2029	4,550,000	4,339,232
Doylestown, PA, Hospital Authority Rev., 5%, 7/01/2031	1,400,000	1,479,008
Lackawanna County, PA, General Obligation, BAM, 4%, 9/15/2035	1,460,000	1,489,965
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2026	150,000	149,857
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2031	500,000	509,275
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2029	410,000	414,431
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2029	525,000	523,329
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2030	115,000	116,186
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2031	440,000	444,404
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2028	585,000	601,542
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2031	500,000	533,804
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2032	825,000	887,427
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “A”, AGM, 2%, 3/01/2029	1,135,000	1,085,702
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.47%, 3/01/2027	1,000,000	979,129
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2029	1,000,000	1,058,939
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2030	1,350,000	1,424,693
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	2,355,000	2,478,195
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's University Health Network Project), 5%, 8/15/2034	10,450,000	11,466,037

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Pennsylvania Economic Development Finance Authority UPMC Rev., “B”, 5%, 6/15/2036	$10,000,000	$11,238,910
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2030	1,600,000	1,621,669
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2033	1,750,000	1,763,417
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	2,300,000	2,301,648
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5%, 12/31/2031	10,825,000	11,667,531
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2029	1,805,000	1,809,067
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2034	5,500,000	5,509,058
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A-2”, 4.6%, 10/01/2046 (Put Date 10/01/2026)	5,000,000	5,011,114
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2029	1,550,000	1,613,786
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2030	2,365,000	2,479,908
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2031	2,315,000	2,444,881
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2031	1,000,000	1,056,104
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2032	2,000,000	2,121,860
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2032	1,100,000	1,167,023
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2033	1,244,000	1,328,692
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	2,050,000	2,052,662
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	475,000	475,617
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	2,700,000	2,736,718
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	350,000	354,760
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2028	550,000	565,177
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	230,000	238,784
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	3,590,000	3,727,102
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.2%, 10/01/2028	3,550,000	3,549,976
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2026	740,000	746,476
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2026	2,250,000	2,269,692
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2027	2,285,000	2,329,119
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	7,970,000	8,054,724
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2029	2,700,000	2,863,180
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2030	2,800,000	3,008,053
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2031	1,900,000	2,061,151
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2037	7,385,000	7,492,047
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	230,000	237,052
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	639,140
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	1,902,916
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2036	2,250,000	2,520,755
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2037	4,030,000	4,502,080
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2038	1,295,000	1,440,471
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	5,032,601
Wayne County, PA, County Guaranteed Hospital Rev. (Wayne Memorial Hospital Project), “A”, 5%, 7/01/2030	500,000	510,266
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	150,000	149,953
		$178,082,868
Puerto Rico – 1.4%
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	$14,750,000	$15,524,714
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	1,521,000	1,644,103
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	25,000	25,006
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	625,000	625,305

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Puerto Rico – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.5%, 7/01/2034	$207,000	$207,008
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	15,340,000	13,820,435
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	16,249,000	12,495,691
		$44,342,262
Rhode Island – 1.8%
Rhode Island Health & Educational Building Corp. Rev. (Lifespan Obligated Group), 5%, 5/15/2026	$5,000,000	$5,004,212
Rhode Island Health & Educational Building Corp., Hospital Financing Rev. (Brown University Health Obligated Group), “B”, 5%, 5/15/2031	4,000,000	4,320,195
Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development (Green Bonds), “1-A”, 3.35%, 10/01/2055 (Put Date 10/01/2027)	2,550,000	2,552,196
Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development (Green Bonds), “1-B”, 3.3%, 4/01/2028	5,000,000	5,018,306
Rhode Island Student Loan Authority, Education Loan Rev., “1”, 4.125%, 12/01/2041	3,005,000	2,920,078
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2026	875,000	884,672
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2028	800,000	834,936
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2029	1,825,000	1,929,582
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2030	1,900,000	2,024,556
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2031	1,960,000	2,099,597
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2031	3,350,000	3,588,597
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2032	1,900,000	2,030,139
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2032	2,125,000	2,270,550
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2033	760,000	811,909
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2033	3,300,000	3,525,396
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2028	500,000	521,835
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2029	1,000,000	1,057,305
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2030	1,500,000	1,598,334
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2031	2,000,000	2,142,446
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2032	900,000	961,645
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 4.125%, 12/01/2043	1,650,000	1,575,147
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2026	950,000	960,832
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2026	1,125,000	1,137,828
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2027	800,000	823,483
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2027	2,130,000	2,192,523
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2028	1,000,000	1,044,934
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2028	1,185,000	1,238,247
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2029	1,250,000	1,319,033
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	615,000	609,034
		$56,997,547
South Carolina – 1.3%
Charleston, SC, Housing Authority Rev. (1800 Ashley West), 4.5%, 9/01/2035	$2,930,000	$2,965,897
Charleston, SC, Housing Authority Rev. (1800 Ashley West), 5%, 9/01/2035	2,250,000	2,374,304
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	8,700,000	9,337,836
South Carolina Jobs & Economic Development Authority, Health Facilities Refunding Rev. (Rolling Green Village Project), 4%, 12/01/2030	5,000,000	5,012,140
South Carolina Jobs-Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	860,000	867,404
South Carolina Jobs-Economic Development Authority, Environmental Improvement Refunding Rev. (International Paper Company Project), “A”, 3.95%, 4/01/2033	4,245,000	4,228,293
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038	1,345,000	1,346,019
South Carolina Jobs-Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “B-2”, 5%, 11/01/2049 (Put Date 11/01/2032)	3,440,000	3,853,672
South Carolina Jobs-Economic Development Authority, Residential Development Rev. (Latitude at Wescott), 4%, 11/01/2035	10,000,000	9,934,094

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
South Carolina – continued
South Carolina Jobs-Economic Development Authority, Solid Waste Disposal Rev. (Enerra South Carolina Project), 3.7%, 12/15/2027 (Put Date 12/01/2026)	$2,145,000	$2,143,491
		$42,063,150
South Dakota – 0.4%
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “C-2”, 5%, 11/01/2051 (Put Date 11/01/2032)	$4,000,000	$4,362,171
South Dakota Housing Development Authority, Homeownership Mortgage Rev., “A”, GNMA, 6.5%, 11/01/2055	6,135,000	6,928,705
		$11,290,876
Tennessee – 2.3%
Chattanooga, TN, Health, Educational & Housing Facility Board, Multi-Family Housing (Shallowford Project), 3.8%, 12/01/2029 (Put Date 12/01/2026)	$2,000,000	$2,008,664
Knox County, TN, Health Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	6,970,000	7,208,331
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (East Tennessee Children's Hospital), 5%, 11/15/2029	1,175,000	1,239,981
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2027	265,000	268,130
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2028	500,000	505,743
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 9/01/2028	490,000	491,985
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2029	1,450,000	1,465,843
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2026	175,000	175,533
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “B”, 5%, 7/01/2032	4,000,000	4,422,026
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.25%, 7/01/2032	1,250,000	1,386,782
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2033	1,675,000	1,850,855
Shelby County, TN, Health, Educational & Housing Facility Board, Health Care Refunding Rev. (Baptist memorial Health Care), “B”, 5%, 9/01/2044 (Put Date 9/01/2030)	6,250,000	6,651,692
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 4%, 4/01/2031	1,170,000	1,224,382
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2026	725,000	730,980
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 12/01/2027	750,000	769,312
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	15,915,000	16,912,186
Tennessee Energy Acquisition Corp., Gas Project Refunding Rev., “A”, 5%, 12/01/2035	4,045,000	4,283,388
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	19,000,000	19,556,162
		$71,151,975
Texas – 10.6%
Austin, TX, Airport System Refunding Rev., 5%, 11/15/2032	$6,185,000	$6,797,643
Austin, TX, Airport System Refunding Rev., 5%, 11/15/2033	10,360,000	11,469,816
Austin, TX, Airport System Refunding Rev., 5%, 11/15/2034	10,340,000	11,507,169
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2032	1,155,000	1,159,564
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	1,000,000	1,002,961
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.272%, 8/15/2026	315,000	312,562
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2027	805,000	815,497
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	710,000	729,632
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	1,340,000	1,377,053
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	1,150,000	1,179,219
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	495,000	513,851
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	1,440,000	1,494,838
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	1,400,000	1,451,743
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2030	2,500,000	2,614,050
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2030	2,195,000	2,341,368
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2031	3,875,000	4,179,603
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2032	5,000,000	5,450,922
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2033	7,000,000	7,463,511
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2033	2,500,000	2,735,922

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2034	$6,065,000	$6,450,158
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 4%, 4/01/2045	2,240,000	2,044,438
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2027	1,000,000	1,001,132
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), Texas PSF, 5%, 8/15/2027	1,350,000	1,386,208
Dallas Fort Worth, TX, International Airport, Joint Refunding & Improvements Rev., “A-2”, 5%, 11/01/2050 (Put Date 11/01/2032)	23,500,000	25,389,261
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	3,445,000	3,449,288
EP Cimarron Ventanas, TX, Residential Development Rev. (Home Essential Function Housing Program), 4.25%, 12/01/2034	6,840,000	6,761,956
EP Tuscany Zaragosa PFC, TX, Residential Development Rev. (Home Essential Function Housing Program), 4%, 12/01/2033	15,000,000	15,008,651
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2037	1,905,000	2,086,421
Fort Worth, TX, Chaparral PFC Residential Development Rev. (Chaparral Ranch Project), 4%, 10/01/2035	7,540,000	7,419,869
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2026	500,000	501,784
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2027	500,000	509,410
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2029	965,000	1,015,605
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2030	1,015,000	1,082,513
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2031	1,070,000	1,152,729
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2032	380,000	412,151
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2026	485,000	486,433
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2027	450,000	457,108
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2028	525,000	541,794
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2029	350,000	365,690
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2030	500,000	528,368
Harris County, TX, Cultural Education Facilities Finance Corp. Refunding Rev. (Houston Methodist), “A”, 5%, 12/01/2033	12,500,000	14,065,470
Harris County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Baypointe Apartments), 2.95%, 9/01/2043 (Put Date 9/01/2028)	4,150,000	4,137,053
Houston, TX, Airport System Refunding Rev., “C”, 5%, 7/01/2026	3,000,000	3,008,573
Houston, TX, Airport System Special Facilities Refunding Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	355,000	360,419
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.5%, 7/15/2035	7,120,000	7,694,961
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.5%, 7/15/2038	665,000	708,092
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	490,000	497,717
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Tax & Special Refunding Rev., “C”, 5%, 9/01/2034	2,500,000	2,827,810
Houston, TX, Housing Finance Corp., Multi-Family Housing Rev. (Cordova Apartments), 3.65%, 2/01/2048 (Put Date 2/01/2028)	3,700,000	3,725,099
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2026	1,100,000	1,106,204
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	350,786
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2026	150,000	150,383
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2028	225,000	230,485
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2029	275,000	284,085
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2030	185,000	190,739
Las Varas, TX, Public Facility Corp., Credit Enhanced Multi-Family Housing Rev. (Central at Commerce), “A”, 3.35%, 11/01/2044 (Put Date 11/01/2029)	3,480,000	3,458,078
Las Varas, TX, Public Facility Corp., Essential Function Housing Development (Amara Apartments), 4.25%, 10/01/2035	6,215,000	6,145,784
Lubbock, TX, Housing Finance Corp., Multi-Family Housing Rev. (The Ella Apartments), HUD Section 8, 2.8%, 3/01/2029 (Put Date 3/01/2028)	1,500,000	1,491,746
Matagorda County, TX, Navigation District No. 1, Pollution Control Rev. (Central Power & Light Co.), 4.25%, 5/01/2030	6,875,000	7,042,081
Matagorda County, TX, Navigation District No. 1, Pollution Control Rev. (Central Power & Light Co.), “A”, 2.6%, 11/01/2029	3,000,000	2,922,497
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Graphic Packaging International LLC Project), 5%, 12/01/2064 (Put Date 6/01/2030)	2,480,000	2,582,043
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “B-3”, 4.25%, 10/01/2030	2,230,000	2,211,079
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2026	285,000	286,801
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2027	350,000	357,264
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2028	440,000	455,161
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2029	575,000	602,254
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2030	805,000	850,364

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2031	$635,000	$676,198
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2032	665,000	714,422
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2033	700,000	755,879
North Texas Higher Education Authority, Inc., Tax-Exempt Education Loan Rev., “1A”, 5%, 6/01/2028	550,000	567,635
North Texas Higher Education Authority, Inc., Tax-Exempt Education Loan Rev., “1A”, 5%, 6/01/2030	1,650,000	1,724,440
North Texas Higher Education Authority, Inc., Tax-Exempt Education Loan Rev., “1A”, 5%, 6/01/2031	1,900,000	1,994,939
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2026	1,690,000	1,695,544
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2027	1,870,000	1,912,561
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2028	565,000	589,642
San Antonio, TX, Passenger Facility Charge & Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2026	1,250,000	1,254,100
San Antonio, TX, Passenger Facility Charge & Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2027	2,750,000	2,812,589
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 5%, 7/01/2053 (Put Date 7/01/2032)	3,895,000	4,264,271
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Ascension Senior Credit Group), “C-1”, 5%, 11/15/2051 (Put Date 11/15/2032)	8,000,000	8,794,893
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Ascension Senior Credit Group), “C-2”, 5%, 11/15/2051 (Put Date 11/15/2035)	7,500,000	8,359,582
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “F”, 5%, 11/15/2052 (Put Date 11/15/2030)	4,750,000	5,113,208
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “G”, 5%, 11/15/2055 (Put Date 5/01/2033)	15,000,000	16,520,958
Tarrant County, TX, Housing Finance Corporation, Multi-Family Housing Rev. (Wildwood Branch), 3.6%, 2/01/2043 (Put Date 2/01/2028)	7,000,000	7,052,546
Taxas Affordable Housing Corp., Multi-Family Housing Rev. (La Vista De Lopz Apartments), HUD Section 8, 2.8%, 2/01/2027	1,200,000	1,197,476
Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Rev., “C”, FLR, 3.288% (SOFR - 3mo. + 0.86%), 9/15/2027	2,310,000	2,312,069
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	9,885,000	10,539,025
Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Rev., “B”, 5.5%, 1/01/2054 (Put Date 1/01/2034)	11,345,000	12,396,054
Texas Municipal Gas Acquisition & Supply Corp. V, Gas Supply Rev., 5%, 1/01/2055 (Put Date 1/01/2034)	6,000,000	6,396,939
Texas Municipal Gas Acquisition & Supply Corp. VI, Gas Supply Rev., 5%, 1/01/2036	15,000,000	15,836,730
Texas Public Finance Authority Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	395,000	395,000
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2028	135,000	124,846
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2029	500,000	445,609
Travis County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Airport Gateway Apartments), 4.125%, 6/01/2045 (Put Date 6/01/2027)	4,665,000	4,674,659
		$329,512,733
Utah – 1.2%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	$1,200,000	$1,203,997
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2028	5,000,000	5,214,856
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2033	8,635,000	9,541,574
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2034	7,255,000	8,061,086
Salt Lake City, UT, Downtown Revitalization Public Infrastructure District, Sales Tax Rev. (SEG Redevelopment Project), “C”, 5%, 7/15/2035	1,794,000	1,801,419
Utah Housing Corp., Multi-Family Housing Rev. (Silos on 500), 3.7%, 8/01/2043 (Put Date 8/01/2027)	2,000,000	2,004,482
Utah Housing Corp., Single Family Mortgage Rev., “A”, GNMA, 6.5%, 1/01/2054	1,570,000	1,706,327
Utah Housing Corp., Single Family Mortgage Rev., “C”, GNMA, 6.5%, 7/01/2055	6,425,000	7,283,819
		$36,817,560
Vermont – 0.8%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	$2,100,000	$2,104,026
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	1,470,000	1,472,818
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	775,000	776,486
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	140,000	140,268
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	775,000	776,111
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,014,206

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Vermont – continued
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	$1,000,000	$1,014,206
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	425,000	431,038
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,600,000	1,640,615
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,735,000	1,779,042
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	525,000	538,327
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,640,000	1,686,675
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,450,000	1,491,268
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,300,000	1,342,395
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2029	450,000	471,461
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,000,000	1,041,900
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,500,000	1,559,951
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2030	690,000	729,731
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2031	1,600,000	1,668,190
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2031	700,000	746,513
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2032	550,000	589,791
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2033	700,000	749,534
		$23,764,552
Virginia – 1.5%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027 (Put Date 4/01/2027)	$235,000	$229,515
Chesapeake, VA, Economic Development Authority, Pollution Control Rev. (Virginia Electric & Power Co. Project), “A”, 3.65%, 2/01/2032 (Put Date 10/01/2027)	3,215,000	3,242,264
Franklin County, VA, Industrial Development Authority, Public Facility Rev., 5%, 10/15/2030	6,395,000	6,606,707
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	915,000	922,759
Virginia Beach, VA, Development Authority, Residential Care Facility Refunding Rev. (Westminster - Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	97,282
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “B-3”, 5.375%, 9/01/2029	10,250,000	10,306,432
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2026	400,000	400,371
Virginia Housing Development Authority, Commonwealth Mortgage, “G”, 3.125%, 7/01/2056 (Put Date 4/01/2027)	8,000,000	7,997,944
Virginia Housing Development Authority, Rental Housing, “A”, 3.25%, 3/01/2029	525,000	525,055
Virginia Housing Development Authority, Rental Housing, “A”, 3.65%, 3/01/2029	7,420,000	7,421,434
Virginia Housing Development Authority, Rental Housing, “A”, 3.25%, 9/01/2029	1,750,000	1,751,601
York, VA, Economic Development Authority, Pollution Control Rev. (Virginia Electric & Power Co. Project), “A”, 3.65%, 5/01/2033 (Put Date 10/01/2027)	6,390,000	6,444,189
		$45,945,553
Washington – 2.4%
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 4%, 12/15/2028	$2,505,000	$2,506,969
King County, WA, Affordable Housing Rev., “A-2”, HUD Section 8, 5%, 1/01/2028	2,860,000	2,897,033
Klickitat County, WA, Electric System Rev. (Washington Public Utility District No. 1), AGM, 5%, 12/01/2032	1,500,000	1,672,746
Klickitat County, WA, Electric System Rev. (Washington Public Utility District No. 1), AGM, 5%, 12/01/2033	1,350,000	1,514,327
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2026	2,230,000	2,240,743
Port of Seattle, WA, Intermediate Lien Rev., “B”, 5%, 10/01/2034	5,850,000	6,511,679
Port of Seattle, WA, Intermediate Lien Rev., “B”, 5%, 10/01/2036	3,000,000	3,335,617
Seattle, WA, Port Rev., 5%, 4/01/2030	9,685,000	10,214,179
Seattle, WA, Port Rev., 5%, 4/01/2031	3,500,000	3,681,339
Vancouver, WA, Housing Authority Rev. (Navalia and Alena Projects), 4%, 8/01/2034	12,065,000	11,951,389
Washington Health Care Facilities Authority Rev. (MultiCare Health System), “C2”, AGM, 5%, 8/15/2055 (Put Date 8/15/2032)	10,000,000	10,886,922
Washington Health Care Facilities Authority Rev. (Providence St. Joseph Health), “B”, 5%, 10/01/2030	10,000,000	10,759,831
Washington State Higher Education Facilities Authority Refunding Rev. (Gonzaga University Project), 4%, 4/01/2041	5,000,000	4,996,897

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Washington – continued
Washington State Housing Finance Commission, Multi-Family Rev. (Mill at First Hill Apartments Project), FNMA, 4.15%, 7/01/2034	$1,470,000	$1,505,216
		$74,674,887
West Virginia – 1.0%
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2026	$405,000	$405,400
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2027	505,000	512,373
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2028	530,000	545,797
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2029	360,000	375,018
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2030	350,000	368,892
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2031	725,000	769,084
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2032	400,000	426,583
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2033	400,000	427,717
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	7,535,000	7,482,546
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company-Amos Project), “A”, 3.3%, 1/01/2041 (Put Date 9/01/2028)	5,000,000	5,036,568
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Commercial Metals Co. Project), 4.625%, 4/15/2055 (Put Date 5/15/2032)	2,010,000	2,056,165
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia University Health System Obligated Group), “B”, 5%, 6/01/2055 (Put Date 6/01/2033)	10,500,000	11,385,789
		$29,791,932
Wisconsin – 3.4%
Dane County, WI, General Obligation Airport Project, “C”, 5%, 6/01/2031	$4,805,000	$5,233,804
Dane County, WI, General Obligation Airport Project, “C”, 5%, 6/01/2032	5,050,000	5,560,817
Dane County, WI, General Obligation Airport Project, “C”, 5%, 6/01/2033	5,295,000	5,882,764
Deerfield, WI, Community School District, Bond Anticipation Notes, 4%, 3/01/2030	14,500,000	14,627,678
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2028	265,000	244,561
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2029	365,000	325,901
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2030	550,000	473,989
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2028	1,055,000	972,375
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2029	1,050,000	935,855
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2030	1,095,000	941,526
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	5,000,000	4,924,399
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Mercy Health Corp. Obligated Group), “C”, 5%, 12/01/2046 (Put Date 12/01/2033)	17,000,000	18,599,816
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “B-2”, 5%, 2/15/2051 (Put Date 2/15/2027)	4,000,000	4,026,469
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.5%, 3/15/2033	450,000	447,462
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2027	360,000	360,548
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2028	375,000	376,699
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2029	390,000	392,536
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 3%, 8/15/2026	4,340,000	4,333,703
Wisconsin Health & Educational Facilities Authority Rev. (Wisconsin Housing Preservation Corp.), “A”, 5%, 11/01/2035	4,120,000	4,503,640
Wisconsin Housing & Economic Development Authority, Housing Rev., “E”, HUD Section 8, 3.875%, 11/01/2054 (Put Date 5/01/2027)	510,000	510,241
Wisconsin Housing & Economic Development Authority, Multi-Family Housing (Intersect Project), “I”, 5%, 11/01/2058 (Put Date 2/01/2027)	3,250,000	3,296,040
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.875%, 4/01/2045	2,315,000	2,315,352
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	425,000	425,357
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 4.25%, 6/15/2027	340,000	340,960
Wisconsin Public Finance Authority, Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2026	325,000	325,517
Wisconsin Public Finance Authority, Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2027	450,000	459,600
Wisconsin Public Finance Authority, Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2028	725,000	755,017

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2029	$900,000	$954,755
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	3,020,000	2,204,600
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates, “1-A”, FHLMC, 4.1%, 9/25/2039 (n)	5,870,000	5,771,319
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Foothill Affordable Housing Foundation-Elliot Baymeadows Apartments Project), FNMA, 4.5%, 7/01/2067 (Put Date 7/01/2035)	7,180,000	7,394,747
Wisconsin Public Finance Authority, Municipal Certificates (Kawa Fund Limited), “1-A”, 3.625%, 6/15/2063 (Put Date 6/15/2031)	4,782,609	4,758,235
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2027	200,000	202,256
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2028	255,000	260,052
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2029	325,000	333,778
Wisconsin State General Obligation Refunding, “1”, 5%, 5/01/2032 (w)	3,000,000	3,293,356
Wisconsin State General Obligation Refunding, “1”, 5%, 5/01/2033 (w)	775,000	860,464
		$107,626,188
Total Municipal Bonds (Identified Cost, $2,993,574,343)		$3,015,992,313
Other Municipal Bonds – 0.2%
Multi-Family Housing Revenue – 0.2%
Freddie Mac, 4.614%, 8/25/2041 (Identified Cost, $5,741,306)	$5,698,521	$5,773,402
Bonds – 0.0%
Transportation & Logistics – 0.0%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n) (Identified Cost, $1,438,936)	$1,573,000	$1,394,823
Mutual Funds (h) – 3.6%
Money Market Funds – 3.6%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $113,015,164)	113,014,340	$113,025,641
Other Assets, Less Liabilities – (0.6)%		(19,282,626)
Net Assets – 100.0%		$3,116,903,553

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $113,025,641 and
$3,023,160,538, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $18,842,307, representing 0.6% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate
VRDN
Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $3,000,754,585)	$3,023,160,538
Investments in affiliated issuers, at value (identified cost, $113,015,164)	113,025,641
Cash	3
Receivables for
Investments sold	2,442,493
Fund shares sold	7,098,865
Interest and dividends	38,996,790
Other assets	5,962
Total assets	$3,184,730,292
Liabilities
Payables for
Distributions	$796,612
Investments purchased	3,000,000
When-issued investments purchased	59,324,505
Fund shares reacquired	3,954,493
Payable to affiliates
Investment adviser	2,321
Administrative services fee	2,355
Shareholder servicing costs	511,771
Distribution and service fees	10,769
Payable for independent Trustees' compensation	13
Accrued expenses and other liabilities	223,900
Total liabilities	$67,826,739
Net assets	$3,116,903,553
Net assets consist of
Paid-in capital	$3,207,487,070
Total distributable earnings (loss)	(90,583,517)
Net assets	$3,116,903,553
Shares of beneficial interest outstanding	387,595,828

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,235,310,698	153,497,298	$8.05
Class B	54,267	6,751	8.04
Class C	11,373,464	1,412,767	8.05
Class I	1,167,166,115	145,196,845	8.04
Class R6	702,999,009	87,482,167	8.04

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.26 [100 / 97.50 x $8.05]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 4/30/26 Net investment income (loss)
Income
Interest	$103,074,311
Dividends from affiliated issuers	3,868,796
Other	332
Total investment income	$106,943,439
Expenses
Management fee	$9,962,249
Distribution and service fees	3,115,655
Shareholder servicing costs	1,689,991
Administrative services fee	385,096
Independent Trustees' compensation	58,808
Custodian fee	304,168
Shareholder communications	82,028
Audit and tax fees	73,561
Legal fees	14,690
Miscellaneous	330,191
Total expenses	$16,016,437
Fees paid indirectly	(2,978)
Reduction of expenses by investment adviser and distributor	(1,994,340)
Net expenses	$14,019,119
Net investment income (loss)	$92,924,320
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$683,607
Affiliated issuers	99
Net realized gain (loss)	$683,706
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$43,140,116
Affiliated issuers	11,276
Net unrealized gain (loss)	$43,151,392
Net realized and unrealized gain (loss)	$43,835,098
Change in net assets from operations	$136,759,418
See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	4/30/26	4/30/25
Change in net assets
From operations
Net investment income (loss)	$92,924,320	$80,924,979
Net realized gain (loss)	683,706	(7,286,307)
Net unrealized gain (loss)	43,151,392	21,162,209
Change in net assets from operations	$136,759,418	$94,800,881
Total distributions to shareholders	$(92,440,657)	$(80,018,002)
Change in net assets from fund share transactions	$436,679,874	$19,326,363
Total change in net assets	$480,998,635	$34,109,242
Net assets
At beginning of period	2,635,904,918	2,601,795,676
At end of period	$3,116,903,553	$2,635,904,918
See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$7.91	$7.87	$7.85	$7.86	$8.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.24	$0.20	$0.14	$0.10
Net realized and unrealized gain (loss)	0.14	0.04	0.02	(0.01)	(0.54)
Total from investment operations	$0.39	$0.28	$0.22	$0.13	$(0.44)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.24)	$(0.20)	$(0.14)	$(0.10)
Net asset value, end of period (x)	$8.05	$7.91	$7.87	$7.85	$7.86
Total return (%) (r)(s)(t)(x)	4.95	3.52	2.86	1.68	(5.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	0.72	0.72	0.72	0.72
Expenses after expense reductions (f)	0.58	0.58	0.59	0.60	0.61
Net investment income (loss)	3.10	3.00	2.61	1.79	1.25
Portfolio turnover rate	26	29	30	35	23
Net assets at end of period (000 omitted)	$1,235,311	$1,124,732	$1,114,939	$1,210,132	$1,351,962

Class B	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$7.91	$7.86	$7.84	$7.85	$8.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.18	$0.14	$0.08	$0.04
Net realized and unrealized gain (loss)	0.13	0.05	0.02	(0.01)	(0.54)
Total from investment operations	$0.32	$0.23	$0.16	$0.07	$(0.50)
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.18)	$(0.14)	$(0.08)	$(0.04)
Net asset value, end of period (x)	$8.04	$7.91	$7.86	$7.84	$7.85
Total return (%) (r)(s)(t)(x)	4.04	2.89	2.11	0.92	(5.96)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	1.47	1.47	1.47	1.47
Expenses after expense reductions (f)	1.33	1.33	1.34	1.35	1.36
Net investment income (loss)	2.35	2.25	1.83	1.03	0.50
Portfolio turnover rate	26	29	30	35	23
Net assets at end of period (000 omitted)	$54	$56	$71	$145	$167

See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Highlights - continued
Class C	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$7.92	$7.87	$7.85	$7.86	$8.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.17	$0.14	$0.07	$0.03
Net realized and unrealized gain (loss)	0.13	0.05	0.01	(0.01)	(0.55)
Total from investment operations	$0.31	$0.22	$0.15	$0.06	$(0.52)
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.17)	$(0.13)	$(0.07)	$(0.03)
Net asset value, end of period (x)	$8.05	$7.92	$7.87	$7.85	$7.86
Total return (%) (r)(s)(t)(x)	3.94	2.79	1.99	0.82	(6.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	1.47	1.47	1.47	1.47
Expenses after expense reductions (f)	1.43	1.43	1.44	1.45	1.46
Net investment income (loss)	2.26	2.14	1.74	0.93	0.40
Portfolio turnover rate	26	29	30	35	23
Net assets at end of period (000 omitted)	$11,373	$13,585	$19,082	$28,050	$39,268

Class I	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$7.91	$7.86	$7.84	$7.85	$8.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.25	$0.22	$0.15	$0.12
Net realized and unrealized gain (loss)	0.13	0.05	0.01	(0.01)	(0.55)
Total from investment operations	$0.39	$0.30	$0.23	$0.14	$(0.43)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.25)	$(0.21)	$(0.15)	$(0.12)
Net asset value, end of period (x)	$8.04	$7.91	$7.86	$7.84	$7.85
Total return (%) (r)(s)(t)(x)	4.98	3.81	3.01	1.82	(5.22)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.46	0.47	0.47	0.47	0.47
Expenses after expense reductions (f)	0.43	0.43	0.44	0.45	0.46
Net investment income (loss)	3.25	3.14	2.75	1.92	1.39
Portfolio turnover rate	26	29	30	35	23
Net assets at end of period (000 omitted)	$1,167,166	$926,884	$933,762	$1,047,034	$1,435,075

See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Highlights - continued
Class R6	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$7.90	$7.86	$7.83	$7.84	$8.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.26	$0.22	$0.16	$0.12
Net realized and unrealized gain (loss)	0.14	0.03	0.03	(0.01)	(0.55)
Total from investment operations	$0.41	$0.29	$0.25	$0.15	$(0.43)
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.25)	$(0.22)	$(0.16)	$(0.12)
Net asset value, end of period (x)	$8.04	$7.90	$7.86	$7.83	$7.84
Total return (%) (r)(s)(t)(x)	5.19	3.75	3.22	1.90	(5.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.39	0.40	0.39	0.39	0.39
Expenses after expense reductions (f)	0.36	0.36	0.37	0.38	0.38
Net investment income (loss)	3.32	3.22	2.83	2.02	1.47
Portfolio turnover rate	26	29	30	35	23
Net assets at end of period (000 omitted)	$702,999	$570,648	$533,942	$609,185	$618,894

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Notes to Financial Statements
(1) Business and Organization
MFS Municipal Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the fund could be taxable to shareholders.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

MFS Municipal Limited Maturity Fund
Notes to Financial Statements  - continued
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,021,765,715	$—	$3,021,765,715
U.S. Corporate Bonds	—	1,394,823	—	1,394,823
Investment Companies	113,025,641	—	—	113,025,641
Total	$113,025,641	$3,023,160,538	$—	$3,136,186,179
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

MFS Municipal Limited Maturity Fund
Notes to Financial Statements  - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended April 30, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended April 30, 2026, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 4/30/26	Year ended 4/30/25
Ordinary income (including any short-term capital gains)	$4,673,221	$3,068,518
Tax-exempt income	87,767,436	76,949,484
Total distributions	$92,440,657	$80,018,002
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Municipal Limited Maturity Fund
Notes to Financial Statements  - continued
As of 4/30/26
Cost of investments	$3,112,850,311
Gross appreciation	39,314,727
Gross depreciation	(15,978,859)
Net unrealized appreciation (depreciation)	$23,335,868
Undistributed ordinary income	1,755,850
Undistributed tax-exempt income	3,218,499
Capital loss carryforwards	(110,849,441)
Other temporary differences	(8,044,293)
Total distributable earnings (loss)	$(90,583,517)
As of April 30, 2026, the fund had capital loss carryforwards available to offset future realized gains.  These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.  Such losses are characterized as follows:
Short-Term	$(37,837,052)
Long-Term	(73,012,389)
Total	$(110,849,441)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 4/30/26	Year ended 4/30/25
Class A	$36,900,831	$32,918,881
Class B	1,274	1,476
Class C	279,780	340,822
Class I	33,756,408	29,317,027
Class R6	21,502,364	17,439,796
Total	$92,440,657	$80,018,002
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.28%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2027. For the year ended April 30, 2026, this management fee reduction amounted to $400,259, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2026 was equivalent to an annual effective rate of 0.33% of the fund's average daily net assets.

MFS Municipal Limited Maturity Fund
Notes to Financial Statements  - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
		Classes
A	B	C	I	R6
0.59%	1.34%	1.44%	0.44%	0.36%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2026. For the year ended April 30, 2026, this reduction amounted to $397,967, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $33,200 for the year ended April 30, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$2,990,163
Class B	0.75%	0.25%	1.00%	0.90%	544
Class C	0.75%	0.25%	1.00%	1.00%	124,948
Total Distribution and Service Fees					$3,115,655
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2026 based on each class’s average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver agreement. For the year ended April 30, 2026, this waiver amounted to $1,196,056, and $55 for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2026. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended April 30, 2026, this rebate amounted to $2 and $1 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2026, were as follows:
Amount
Class A	$176,726
Class B	—
Class C	1,298
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2026, the fee was $46,193, which equated to 0.0016% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,643,798.

MFS Municipal Limited Maturity Fund
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended April 30, 2026 was equivalent to an annual effective rate of 0.0133% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At April 30, 2026, MFS held approximately 65% of the outstanding shares of Class B.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Share Class	Shares	Amount
10/31/2025	Subscription	Class B	4,332	$35,000
8/19/2024	Redemption	Class I	3	21
(4) Portfolio Securities
For the year ended April 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $1,175,372,293 and $739,911,034, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 4/30/26		Year ended 4/30/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	45,089,963	$363,018,848	36,066,951	$287,210,714
Class B	4,333	35,000	—	—
Class C	229,867	1,848,047	285,300	2,272,394
Class I	55,584,759	446,904,860	44,880,512	356,668,406
Class R6	28,002,718	224,997,501	20,584,738	163,508,793
	128,911,640	$1,036,804,256	101,817,501	$809,660,307
Shares issued to shareholders in reinvestment of distributions
Class A	4,369,780	$35,196,937	3,936,001	$31,343,609
Class B	158	1,274	185	1,468
Class C	30,267	243,744	37,075	295,285
Class I	3,470,062	27,919,511	2,905,901	23,117,414
Class R6	2,533,362	20,376,725	2,075,421	16,503,146
	10,403,629	$83,738,191	8,954,583	$71,260,922
Shares reacquired
Class A	(38,070,759)	$(306,577,586)	(39,557,614)	$(314,921,246)
Class B	(4,880)	(39,478)	(2,116)	(16,942)
Class C	(563,179)	(4,527,142)	(1,030,175)	(8,194,694)
Class I	(31,103,739)	(249,980,603)	(49,318,380)	(392,363,761)
Class R6	(15,262,109)	(122,737,764)	(18,395,826)	(146,098,223)
	(85,004,666)	$(683,862,573)	(108,304,111)	$(861,594,866)

MFS Municipal Limited Maturity Fund
Notes to Financial Statements  - continued
	Year ended 4/30/26		Year ended 4/30/25
	Shares	Amount	Shares	Amount
Net change
Class A	11,388,984	$91,638,199	445,338	$3,633,077
Class B	(389)	(3,204)	(1,931)	(15,474)
Class C	(303,045)	(2,435,351)	(707,800)	(5,627,015)
Class I	27,951,082	224,843,768	(1,531,967)	(12,577,941)
Class R6	15,273,971	122,636,462	4,264,333	33,913,716
	54,310,603	$436,679,874	2,467,973	$19,326,363
Effective May 1, 2006, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2026, the fund’s commitment fee and interest expense were $13,044 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended April 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$43,474,178	$887,659,077	$818,118,989	$99	$11,276	$113,025,641

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,868,796	$—

MFS Municipal Limited Maturity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IX and the Shareholders of MFS Municipal Limited Maturity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Municipal Limited Maturity Fund (the “Fund”), including the portfolio of investments, as of April 30, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.

MFS Municipal Limited Maturity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
Of the dividends paid from net investment income during the fiscal year, 94.94% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal Limited Maturity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal Limited Maturity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Municipal Limited Maturity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Total Return Bond Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Total Return Bond Fund
Portfolio of Investments − 4/30/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 99.3%
Aerospace & Defense – 1.0%
Boeing Co., 5.15%, 5/01/2030	$7,084,000	$7,198,567
Boeing Co., 6.528%, 5/01/2034	20,794,000	22,740,728
Boeing Co., 5.705%, 5/01/2040	6,632,000	6,696,236
Boeing Co., 5.805%, 5/01/2050	14,572,000	14,199,731
TransDigm, Inc., 4.625%, 1/15/2029	33,133,000	32,694,621
		$83,529,883
Asset-Backed & Securitized – 23.2%
ACORE Issuer LLC, 2026-FL1, “AS”, FLR, 5.361% (SOFR - 1mo. + 1.7%), 8/20/2043 (n)	$14,778,000	$14,796,447
ACORE Issuer LLC, 2026-FL1, “B”, 5.561%, 8/20/2043 (n)	12,922,500	12,938,432
ACREC 2021-FL1 Ltd., “C”, FLR, 5.932% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	10,841,500	10,840,832
ACREC 2021-FL1 Ltd., “D”, FLR, 6.432% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	13,074,500	13,050,626
ACREC 2025-FL3 LLC, “AS”, FLR, 5.301% (SOFR - 1mo. + 1.64%), 8/18/2042 (n)	23,763,500	23,752,141
Acres PLC, 2026-FL4, “AS”, FLR, 5.611% (SOFR - 1mo. + 1.7%), 8/18/2044 (n)	20,973,000	21,026,750
Affirm, Inc., 2025-X1, “A”, 5.08%, 4/15/2030 (n)	171,589	171,667
American Credit Acceptance Receivables Trust, 2025-4, “A”, 4.42%, 5/14/2029 (n)	23,369,055	23,394,635
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	19,408,209	19,453,405
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	17,595,766	17,693,361
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	10,471,353	10,468,762
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	6,766,933	6,741,353
Arbor Realty Commercial Real Estate, 2026-FL1, “AS”, FLR, 5.411% (SOFR - 1mo. + 1.75%), 9/20/2043 (n)	2,472,305	2,476,172
Arbor Realty Commercial Real Estate, 2026-FL1, “B”, FLR, 5.661% (SOFR - 1mo. + 2%), 9/20/2043 (n)	12,737,383	12,745,364
Arbor Realty Trust, Inc., CLO, 2021-FL4, “A”, FLR, 5.119% ((SOFR - 1mo. + 0.11448%) + 1.35%), 11/15/2036 (n)	1,040,571	1,040,580
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.069% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	14,892,500	14,894,609
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 6.639% (SOFR - 30 day + 3%), 1/15/2037 (n)	40,620,500	40,620,190
ARDN Mortgage Trust, 2025-ARCP, “B”, FLR, 5.655% (SOFR - 1mo. + 2%), 6/15/2035 (n)	28,383,000	28,391,870
AREIT 2022-CRE6 Trust, “B”, FLR, 5.49% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	4,924,000	4,917,417
AREIT 2022-CRE6 Trust, “C”, FLR, 5.79% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	10,134,500	10,128,392
AREIT 2022-CRE6 Trust, “D”, FLR, 6.49% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	4,313,500	4,302,900
AREIT 2025-CRE10 Ltd., “AS”, FLR, 5.21% (SOFR - 1mo. + 1.5421%), 1/17/2030 (n)	21,646,489	21,593,895
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	776,264	779,990
Bain Capital Credit CLO Ltd., 2020-3A, “BR3”, FLR, 5.116% (SOFR - 3mo. + 1.45%), 10/23/2034 (n)	6,400,000	6,399,923
Bain Capital Credit CLO Ltd., 2021-6A, “BR”, FLR, 5.222% (SOFR - 3mo. + 1.55%), 10/21/2034 (n)	18,243,515	18,244,099
Bank5, 2025-5YR17, “A3”, 5.225%, 11/15/2058	18,557,866	18,916,315
Bank5, 2026-5YR20, “A3”, 5.104%, 2/15/2059	4,450,800	4,519,270
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	1,067,138	107
Bayview Commercial Asset Trust, FLR, 4.234% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	58,233	56,967
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.372% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	205,725	510,615
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	8,591,494
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.17%, 12/15/2055	10,215,909	10,788,153
BDS 2024-FL13 Ltd., “A”, FLR, 5.237% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	6,329,500	6,332,544
BDS 2025-FL14 Ltd., “B”, FLR, 5.35% (SOFR - 1mo. + 1.6926%), 10/17/2042 (n)	13,272,979	13,270,497
BDS 2025-FL16 Ltd., “AS”, FLR, 5.261% (SOFR - 1mo. + 1.6%), 6/19/2043 (n)	11,852,185	11,855,691
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	4,675,254	4,824,911
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	12,840,932	13,074,554
Black Diamond CLO Ltd., 2019-2A, “A2R”, FLR, 5.866% (SOFR - 3mo. + 2.2%), 7/23/2032 (n)	23,878,452	23,914,723
Black Diamond CLO Ltd., 2021-1A, “A2R”, FLR, 5.514% (SOFR - 3mo. + 1.85%), 11/22/2034 (n)	34,041,667	34,056,339
BofA Auto Trust, 2026-A, “A2A”, 4.1%, 11/15/2028 (n)	4,380,000	4,381,105
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	15,634,000	14,603,703
RBFFS-ANN
1

MFS Total Return Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BRSP 2026-FL3 Ltd., “AS”, FLR, 5.361%, 8/19/2043 (n)	$22,343,500	$22,385,428
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	2,964,208	3,008,300
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	413,376	421,584
BX Trust, 2025-BCAT, “B”, FLR, 5.205% (SOFR - 1mo. + 1.55%), 8/15/2042 (n)	8,173,684	8,178,793
BXMT 2020-FL2 Ltd., “B”, FLR, 5.432% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	6,104,500	6,086,425
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.332% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	17,470,500	17,422,895
BXMT 2021-FL4 Ltd., “B”, FLR, 5.582% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	38,262,000	37,848,816
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	19,790,592
CarMax Select Receivables Trust, 2025-B, “A2”, 4.19%, 3/15/2029	9,779,669	9,784,598
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 6.237%, 1/25/2037 (d)(q)	1,027,434	274,545
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 6.231%, 3/25/2037 (d)(q)	1,055,303	373,425
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	1,053,732	1,054,370
CIP Commercial Mortgage Trust, 2025-SBAY, “A”, FLR, 5.055% (SOFR - 1mo. + 1.4%), 10/15/2037 (n)	9,851,000	9,863,236
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	5,948,000	5,888,440
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	11,920,068	11,919,647
Columbia Cent CLO Ltd., 2020-30A, “B1R2”, FLR, 5.225% (SOFR - 3mo. + 1.55%), 1/20/2034 (n)	12,863,116	12,862,897
Columbia Cent CLO Ltd., 2020-30A, “CR2”, FLR, 5.575% (SOFR - 3mo. + 1.9%), 1/20/2034 (n)	17,216,327	17,045,438
Columbia Cent CLO Ltd., 2021-31A, “CR”, FLR, 5.525% (SOFR - 3mo. + 1.85%), 4/20/2034 (n)	13,263,241	13,177,216
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,797,096
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	21,951,777	22,856,050
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	12,725,671	13,354,495
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	26,480,225
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	3,148,193	3,170,207
Deephaven Residential Mortgage Trust, 2024-1A, “A”, 5.735%, 7/25/2069 (n)	23,863,077	24,049,071
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 5.987% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	16,500,000	16,546,761
Dryden Senior Loan Fund, 2022-98A, “CR”, FLR, 5.575% (SOFR - 3mo. + 1.9%), 4/20/2035 (n)	10,576,923	10,489,346
ELM Trust, 2024-ELM, “C10”, 6.189%, 6/10/2039 (n)	3,802,054	3,802,321
ELM Trust, 2024-ELM, “C15”, 6.189%, 6/10/2039 (n)	5,182,790	5,187,086
Empire District Bondco LLC, 4.943%, 1/01/2033	6,660,599	6,729,237
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	3,395,789	3,425,410
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	3,055,087	3,061,361
Enterprise Fleet Financing 2025-4 LLC, “A2”, 4.05%, 8/20/2028 (n)	9,773,000	9,765,707
Enterprise Fleet Financing 2026-1 LLC, “A2”, 4%, 10/20/2028 (n)	18,885,000	18,867,224
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 4.75%, 3/15/2028 (n)	900,748	901,782
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 6.37%, 6/15/2028 (n)	176,734	176,912
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	45,211	45,144
Hyundai Auto Lease Securitization Trust, 2025-B, “A2A”, 4.58%, 9/15/2027 (n)	7,304,700	7,319,703
ILPT Commercial Mortgage Trust, 2025-LPF2, “A”, 5.468%, 7/13/2042 (n)	19,885,000	20,079,525
IMPAC Secured Assets Corp., FLR, 4.469% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	27,155	25,835
JP Morgan Mortgage Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	4,626,392	4,589,395
JPMDB Commercial Mortgage Securities Trust, 2017-C7, “A5”, 3.409%, 10/15/2050	11,500,000	11,338,885
KKR Static CLO Ltd., 2022-1A, “BR2”, FLR, 5.125% (SOFR - 3mo. + 1.45%), 7/20/2031 (n)	18,455,587	18,455,292
LoanCore 2021-CRE6 Ltd., “B”, FLR, 5.669% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	42,852,000	42,901,751
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.258% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	39,804,000	39,817,923
Man GLG US CLO, 2018-2 Ltd., “B”, FLR, 6.675% (SOFR - 3mo. + 3%), 7/20/2035 (n)	16,070,750	16,134,647
Merrill Lynch Mortgage Investors, Inc., 5.95%, 2/25/2037 (a)(d)	1,714,974	171,257
MF1 2021-FL7 Ltd., “AS”, FLR, 5.225% ((SOFR - 1mo. + 0.11448%) + 1.45%), 10/16/2036 (n)	7,000,000	6,994,568
MF1 2022-FL8 Ltd., “C”, FLR, 5.857% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	10,626,099	10,579,748
MF1 2022-FL8 Ltd., “D”, FLR, 6.307% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	6,141,972	6,142,620
MF1 2024-FL14 LLC, “AS”, FLR, 5.895% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)	18,526,119	18,544,942
MF1 2024-FL15 LLC, “AS”, FLR, 5.701% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	20,521,000	20,602,848
MF1 2024-FL16 LLC, “AS”, FLR, 5.603% (SOFR - 1mo. + 1.942%), 11/18/2039 (n)	22,975,592	23,061,976
MF1 2025-FL17 LLC, “A”, FLR, 4.981% (SOFR - 1mo. + 1.32%), 2/18/2040 (n)	9,500,000	9,501,577
MF1 2025-FL17 LLC, “B”, FLR, 5.453% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	12,903,700	12,910,900
2

MFS Total Return Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2025-FL19 LLC, “A”, FLR, 5.233% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	$20,396,684	$20,402,762
MF1 2025-FL19 LLC, “A”, FLR, 5.149% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	20,709,139	20,747,948
MF1 2025-FL19 LLC, “B”, FLR, 5.653% (SOFR - 1mo. + 1.9917%), 5/18/2042 (n)	8,000,000	8,020,015
MF1 2025-FL20 LLC, “B”, FLR, 5.611% (SOFR - 1mo. + 1.95%), 2/18/2043 (n)	23,334,433	23,412,148
MF1 2026-FL21 LLC, “B”, FLR, 5.411% (SOFR - 1mo. + 1.75%), 2/18/2041 (n)	5,480,957	5,489,151
MF1 2026-FL22 LLC, “B”, FLR, 5.46% (SOFR - 1mo. + 1.8%), 11/18/2043 (n)(w)	34,173,635	34,173,635
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM1, “A1”, 4.809%, 12/25/2070 (n)	5,175,692	5,139,236
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A1”, 6.152%, 12/25/2068 (n)	8,742,756	8,793,559
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM4, “A1”, 5.588%, 6/25/2070 (n)	12,752,240	12,819,394
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.734%, 1/26/2071 (n)	14,825,301	14,698,899
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM3, “A1”, 5.209%, 3/25/2071 (n)	19,312,972	19,314,979
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	16,089,120	17,079,071
Neuberger Berman CLO Ltd., 2017-165A, “A1R2”, FLR, 4.853% (SOFR - 3mo. + 1.18%), 4/15/2039 (n)	4,047,000	4,045,899
Neuberger Berman CLO Ltd., 2017-165A, “BR2”, FLR, 5.273% (SOFR - 3mo. + 1.6%), 4/15/2039 (n)	20,000,000	20,050,980
Neuberger Berman Loan Advisers CLO Ltd., 2021-44A, “CR”, FLR, 5.38% (SOFR - 3mo. + 1.7%), 10/16/2035 (n)	7,678,917	7,647,802
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)	1,877,567	1,888,797
New Residential Mortgage Loan Trust, 2025-NQM4, “A1”, 5.35%, 7/25/2065 (n)	34,384,046	34,485,826
New Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.743%, 12/25/2065 (n)	14,494,096	14,361,595
New Residential Mortgage Loan Trust, 2026-NQM3, “A1”, 4.833%, 2/25/2066 (n)	20,750,177	20,598,032
New Residential Mortgage Loan Trust, 2026-NQM4, “A1”, 5.003%, 2/25/2066 (n)	15,640,548	15,586,689
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 5.483% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	16,960,213	16,970,576
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	6,779,694	6,794,032
OBX Trust, 2024-NQM9, “A1”, 6.03%, 1/25/2064 (n)	9,331,255	9,405,784
OBX Trust, 2025-NQM14, “A1”, 5.162%, 7/25/2065 (n)	6,601,686	6,606,805
OBX Trust, 2025-NQM15, “A1”, 5.143%, 7/27/2065 (n)	6,612,959	6,616,227
OBX Trust, 2025-NQM16, “A1”, 4.905%, 8/25/2065 (n)	9,386,374	9,352,646
OBX Trust, 2025-NQM18, “A1”, 5.057%, 9/25/2065 (n)	6,726,105	6,716,842
OneMain Financial Issuance Trust, 2022-3A, “A”, 5.94%, 5/15/2034 (n)	1,038,619	1,039,678
Ownit Mortgage Loan Asset-Backed Certificates, 5.79%, 10/25/2035	397,832	217,332
Palmer Square Loan Funding 2025-1A Ltd., “B”, FLR, 5.253% (SOFR - 3mo. + 1.6%), 2/15/2033 (n)	17,000,000	16,881,391
Palmer Square Loan Funding 2025-2A Ltd., “B”, FLR, 5.373% (SOFR - 3mo. + 1.7%), 7/15/2033 (n)	11,000,000	10,990,562
PFP III 2024-11 Ltd., “11A”, FLR, 5.493% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	14,026,155	14,036,899
PFP III 2025-12 Ltd., “B”, FLR, 5.703% (SOFR - 1mo. + 2.0421%), 12/18/2042 (n)	5,911,000	5,911,325
PLYM Commercial Mortgage Trust, 2026-IND, “B”, FLR, 5.105% (SOFR - 1mo. + 1.45%), 3/15/2043 (n)	7,436,000	7,417,455
PMT Loan Trust, 2025-CNF2, “A26”, FLR, 5.045% (SOFR - 1mo. + 1.4%), 1/25/2057 (n)	14,173,658	14,227,005
PMT Loan Trust, 2026-INV4, “A36”, FLR, 5.108% (SOFR - 1mo. + 1.45%), 3/25/2057 (n)	8,860,422	8,860,129
Preferred Term Securities XIX Ltd., CDO, FLR, 4.286% ((SOFR - 3mo. + 0.26161%) + 0.35%), 12/22/2035 (n)	1,400,383	1,379,377
Rate Mortgage Trust, 2025-J3, “A27”, FLR, 5.195% (SOFR - 1mo. + 1.55%), 11/25/2055 (n)	19,471,547	19,589,163
Residential Funding Mortgage Securities, Inc., FGIC, 3.405%, 12/25/2035 (d)(q)	137,728	1,741
Rockford Tower CLO 2020-1A Ltd., “BRR”, FLR, 5.225% (SOFR - 3mo. + 1.55%), 1/20/2036 (n)	16,776,809	16,776,524
Sammons Financial Group, Inc., FLR, 5.472% (SOFR - 3mo. + 1.8%), 10/21/2034 (n)	14,464,716	14,425,459
Santander Drive Auto Receivables Trust, 2025-1, “A3”, 4.74%, 1/16/2029	8,976,676	8,991,864
Santander Drive Auto Receivables Trust, 2026-1, “A2”, 4.04%, 3/15/2029	13,945,000	13,939,061
Signal Peak CLO, LLC, 2014-1A, “CR4”, FLR, 5.63% (SOFR - 3mo. + 1.95%), 4/17/2034 (n)	18,500,000	18,491,915
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 5.882% ((SOFR - 1mo. + 0.11448%) + 2.1%), 4/18/2038 (n)	11,255,500	11,234,834
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 5.59% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	6,082,500	6,075,015
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 5.84% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	11,508,500	11,431,876
Starwood Commercial Mortgage, 2025-FL4, “AS”, FLR, 5.361% (SOFR - 1mo. + 1.7%), 11/19/2042 (n)	17,599,555	17,621,586
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	10,068,454	10,084,784
STORE Master Funding LLC, 2014-1A, “A1”, 5.69%, 5/20/2054 (n)	2,190,600	2,205,655
STORE Master Funding LLC, 2014-1A, “A2”, 5.7%, 5/20/2054 (n)	4,575,737	4,637,755
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.361% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)	13,315,989	13,342,883
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	32,550,721
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	18,111,469
3

MFS Total Return Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Venture CLO 43 Ltd., 2021-43A, “BRR”, FLR, 5.173% (SOFR - 3mo. + 1.5%), 4/15/2034 (n)	$28,707,969	$28,656,065
Verus Securitization Trust, 2024-1, “A1”, 5.712%, 1/25/2069 (n)	4,472,926	4,486,045
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	4,233,124	4,245,831
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	4,534,321	4,523,411
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 5.385% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	6,026,057	6,031,209
Voya CLO 2012-4A Ltd., “BR3”, FLR, 5.885% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	3,474,736	3,489,837
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.235% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	4,942,894	4,972,932
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	24,925,806
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	13,203,528
		$1,917,053,723
Auto & Auto Components – 0.2%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$14,723,000	$12,596,687
Brokerage & Asset Managers – 1.9%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$1,452,000	$1,523,939
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	22,528,000	24,046,389
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	26,796,000	26,629,602
Charles Schwab Corp., 6.1% to 6/01/2031, FLR (CMT - 1yr. + 2.25%) to 9/01/2174	11,696,000	11,701,186
Intercontinental Exchange, Inc., 5.25%, 6/15/2031	8,977,000	9,244,557
Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/2033 (n)	19,750,000	20,289,392
Jefferies Financial Group, Inc., 5.125%, 4/28/2031	21,576,000	21,276,424
LPL Holdings, Inc., 6.75%, 11/17/2028	6,057,000	6,338,346
LPL Holdings, Inc., 4%, 3/15/2029 (n)	21,696,000	21,117,889
LPL Holdings, Inc., 6%, 5/20/2034	13,107,000	13,401,254
		$155,568,978
Building – 0.5%
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	$28,731,000	$29,184,319
Vulcan Materials Co., 3.5%, 6/01/2030	9,570,000	9,189,890
		$38,374,209
Business Services – 1.4%
Equinix, Inc., 1.8%, 7/15/2027	$9,219,000	$8,942,131
Equinix, Inc., 2.15%, 7/15/2030	21,402,000	19,286,921
Fiserv, Inc., 3.5%, 7/01/2029	17,324,000	16,655,950
Fiserv, Inc., 5.6%, 3/02/2033	10,033,000	10,173,591
Global Payments, Inc., 2.9%, 5/15/2030	23,523,000	21,554,537
Global Payments, Inc., 2.9%, 11/15/2031	6,885,000	6,057,597
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	35,950,000	34,547,062
		$117,217,789
Cable TV – 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$29,387,000	$27,411,169
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	6,428,000	6,494,723
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,503,000	7,137,571
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	5,309,067
		$46,352,530
Conglomerates – 0.9%
Regal Rexnord Corp., 6.05%, 4/15/2028	$6,853,000	$7,024,862
Regal Rexnord Corp., 6.3%, 2/15/2030	24,925,000	26,081,499
Regal Rexnord Corp., 6.4%, 4/15/2033	16,170,000	17,193,965
4

MFS Total Return Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	$21,336,000	$21,402,744
		$71,703,070
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$15,416,000	$14,517,383
Consumer Services – 0.2%
CBRE Group, Inc., 5.95%, 8/15/2034	$13,799,000	$14,400,527
Diversified Financial Services – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	$10,175,000	$9,804,438
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	5,012,000	4,581,156
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,098,000	7,016,184
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	2,226,000	2,156,822
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,074,000	2,002,973
Bridge Housing Corp., 5.321%, 7/15/2035	17,055,000	16,968,484
		$42,530,057
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$11,500,000	$11,619,743
Arrow Electronics, Inc., 2.95%, 2/15/2032	21,913,000	19,511,221
		$31,130,964
Energy - Independent – 0.5%
EQT Corp., 3.9%, 10/01/2027	$3,059,000	$3,027,923
EQT Corp., 5%, 1/15/2029	5,901,000	5,941,843
EQT Corp., 3.625%, 5/15/2031 (n)	6,884,000	6,476,516
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	19,092,000	20,820,456
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	5,930,000	5,999,738
		$42,266,476
Energy - Integrated – 0.5%
Eni S.p.A., 4.25%, 5/09/2029 (n)	$13,598,000	$13,516,722
Eni S.p.A., 5.5%, 5/15/2034 (n)	27,138,000	27,781,470
		$41,298,192
Food & Beverages – 0.4%
Performance Food Group Co., 6.125%, 9/15/2032 (n)	$19,280,000	$19,543,558
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	10,755,000	10,448,850
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	4,815,000	4,526,766
		$34,519,174
Global Systemically Important Banks – 6.5%
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	$7,070,000	$6,953,199
Bank of America Corp., 3.97% to 3/05/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.07%) to 3/05/2029	8,931,000	8,851,533
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	39,891,000	36,940,348
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	45,881,000	40,874,702
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/15/2171	13,771,000	13,817,367
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	7,802,000	7,850,503
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	16,966,000	15,184,651
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	13,201,000	13,403,002
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	23,182,000	22,906,677
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	24,629,000	25,455,249
5

MFS Total Return Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Global Systemically Important Banks – continued
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	$15,968,000	$14,879,205
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	26,935,000	23,977,860
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	25,500,000	23,850,596
JPMorgan Chase & Co., 3.509%, 1/23/2029	18,395,000	18,123,565
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,117,000	27,891,035
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	9,246,000	9,188,436
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	7,484,000	6,984,288
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	29,061,000	25,861,229
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	31,223,000	28,169,469
Morgan Stanley, 3.125%, 7/27/2026	12,844,000	12,810,498
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	5,819,000	5,925,934
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	7,037,000	6,546,519
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	19,284,000	17,100,703
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	13,809,000	14,073,776
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,002,000	34,338,243
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	30,010,000	27,512,253
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,491,000	10,465,541
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	45,462,000	42,175,347
		$542,111,728
Hardware, Peripherals, & Assembly – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$24,371,000	$24,349,627
Insurance – 0.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$15,987,000	$15,029,362
Corebridge Financial, Inc., 5.75%, 1/15/2034	13,944,000	14,353,601
Corebridge Financial, Inc., 4.35%, 4/05/2042	1,846,000	1,537,905
Corebridge Financial, Inc., 4.4%, 4/05/2052	5,568,000	4,412,168
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	26,615,000	28,184,388
		$63,517,424
Insurance - Health – 0.2%
Humana, Inc., 5.875%, 3/01/2033	$19,625,000	$20,130,500
Insurance - Property & Casualty – 1.4%
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	$13,854	$18,287
Asurion LLC, 8%, 12/31/2032 (n)	23,886,000	24,951,053
Brown & Brown, Inc., 4.2%, 3/17/2032	15,616,000	14,817,198
Brown & Brown, Inc., 5.55%, 6/23/2035	5,137,000	5,120,278
Brown & Brown, Inc., 4.95%, 3/17/2052	5,548,000	4,597,865
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	15,409,000	15,495,581
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	7,257,000	6,791,776
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	16,523,000	17,025,378
Hub International Ltd., 7.25%, 6/15/2030 (n)	22,651,000	23,431,803
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	6,950,000	5,032,708
		$117,281,927
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$8,776,000	$9,333,126
6

MFS Total Return Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.4%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$24,388,000	$24,742,253
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	8,473,000	8,692,258
		$33,434,511
Media – 0.1%
WMG Acquisition Corp., 3%, 2/15/2031 (n)	$9,294,000	$8,562,467
Medical & Health Technology & Services – 1.6%
Adventist Health System/West, 5.43%, 3/01/2032	$21,168,000	$21,444,791
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	4,432,000	4,405,338
Alcon Finance Corp., 3%, 9/23/2029 (n)	7,500,000	7,137,075
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	7,998,000	7,403,364
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	6,013,000	6,151,772
HCA, Inc., 4.125%, 6/15/2029	10,042,000	9,906,988
HCA, Inc., 4.375%, 3/15/2042	14,385,000	12,055,315
ICON Investments Six DAC, 6%, 5/08/2034	13,573,000	13,869,949
Marin General Hospital, 7.242%, 8/01/2045	10,530,000	11,249,452
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	2,401,871
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	7,349,394
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	24,142,109
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	9,026,000	8,980,079
		$136,497,497
Medical Equipment – 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	$13,568,000	$13,874,922
Metals & Mining – 0.9%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$16,098,000	$15,810,744
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	12,521,000	11,452,199
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	20,205,000	16,657,001
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	15,339,000	14,656,999
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,296,000	15,761,433
		$74,338,376
Midstream – 3.0%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$8,291,000	$7,018,839
Cheniere Energy Partners LP, 5.55%, 10/30/2035	44,143,000	45,054,299
Enbridge, Inc., 4.25%, 12/01/2026	9,961,000	9,962,696
Enbridge, Inc., 5.7%, 3/08/2033	8,233,000	8,526,109
Energy Transfer LP, 5.55%, 2/15/2028	5,763,000	5,865,688
Energy Transfer LP, 5.75%, 2/15/2033	26,373,000	27,463,788
Energy Transfer LP, 5.35%, 1/15/2036	5,960,000	5,925,049
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	7,347,000	8,414,685
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,112,000	6,450,714
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	7,661,000	7,156,084
MPLX LP, 4.95%, 3/14/2052	27,389,000	22,827,846
Plains All American Pipeline LP, 3.55%, 12/15/2029	33,187,000	32,131,840
Targa Resources Corp., 4.2%, 2/01/2033	4,099,000	3,893,903
Targa Resources Corp., 6.125%, 3/15/2033	24,189,000	25,587,259
Targa Resources Corp., 4.95%, 4/15/2052	8,758,000	7,367,920
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	24,120,000	24,824,280
		$248,470,999
7

MFS Total Return Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 14.7%
Fannie Mae, 2.549%, 12/25/2026	$6,220,204	$6,158,379
Fannie Mae, 3.95%, 1/01/2027	527,789	526,978
Fannie Mae, 3.5%, 1/01/2028 - 12/01/2047	21,316,467	19,949,000
Fannie Mae, 3%, 11/01/2028 - 11/01/2048	19,921,792	18,067,534
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	2,072,685	1,802,426
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	24,665	25,573
Fannie Mae, 3%, 2/25/2033 (i)	602,088	37,116
Fannie Mae, 5.5%, 3/01/2033 - 12/01/2038	2,712,667	2,787,875
Fannie Mae, 5%, 11/01/2033 - 3/01/2042	3,137,090	3,171,580
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044	15,309,342	15,162,109
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	1,128,144	1,178,277
Fannie Mae, 3.25%, 5/25/2040	202,305	192,235
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	26,886,038	25,848,232
Fannie Mae, 2%, 4/25/2046	414,142	385,335
Fannie Mae, 4%, 7/25/2046 (i)	915,580	163,792
Fannie Mae, UMBS, 2.5%, 7/01/2036 - 5/01/2053	174,146,024	148,996,586
Fannie Mae, UMBS, 3%, 8/01/2036 - 10/01/2053	45,981,589	40,623,429
Fannie Mae, UMBS, 2%, 7/01/2037 - 10/01/2052	72,858,710	60,597,845
Fannie Mae, UMBS, 4.5%, 3/01/2041 - 3/01/2055	22,936,109	22,240,417
Fannie Mae, UMBS, 1.5%, 9/01/2041 - 2/01/2042	841,892	714,059
Fannie Mae, UMBS, 5.5%, 5/01/2044 - 5/01/2055	23,494,463	23,728,155
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 5/01/2052	1,964,735	1,827,208
Fannie Mae, UMBS, 5%, 8/01/2052 - 7/01/2055	34,064,203	33,726,464
Fannie Mae, UMBS, 6.5%, 8/01/2053 - 12/01/2053	779,362	808,815
Fannie Mae, UMBS, 6%, 11/01/2053 - 7/01/2055	15,855,375	16,229,891
Freddie Mac, 3.3%, 10/25/2026	4,957,000	4,933,708
Freddie Mac, 3.117%, 6/25/2027	16,969,867	16,806,855
Freddie Mac, 4.06%, 10/25/2028	5,001,000	4,979,215
Freddie Mac, 1.209%, 7/25/2029 (i)	12,196,762	371,088
Freddie Mac, 1.258%, 8/25/2029 (i)	21,650,753	713,005
Freddie Mac, 1.955%, 4/25/2030 (i)	6,415,004	418,280
Freddie Mac, 5.5%, 8/01/2033 - 1/01/2038	618,509	631,197
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	366,943	378,878
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	1,436,072	1,455,569
Freddie Mac, 5.5%, 2/15/2036 (i)	146,951	22,206
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	2,772,275	2,672,107
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	13,264,367	12,437,304
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	17,537,927	15,908,854
Freddie Mac, 4.5%, 7/01/2040 - 5/01/2042	3,496,040	3,468,191
Freddie Mac, 4.5%, 12/15/2040 (i)	49,961	4,583
Freddie Mac, 4%, 8/15/2044 (i)	136,172	10,998
Freddie Mac, UMBS, 3%, 11/01/2034 - 12/01/2052	43,229,135	38,649,391
Freddie Mac, UMBS, 2%, 9/01/2036 - 8/01/2052	147,222,321	118,867,061
Freddie Mac, UMBS, 2.5%, 9/01/2036 - 10/01/2053	50,851,998	43,006,200
Freddie Mac, UMBS, 5%, 8/01/2037 - 7/01/2055	14,540,867	14,370,099
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 7/01/2052	5,353,483	4,940,058
Freddie Mac, UMBS, 4.5%, 7/01/2052 - 3/01/2055	12,260,158	11,835,290
Freddie Mac, UMBS, 5.5%, 11/01/2052 - 9/01/2055	39,859,332	40,136,095
Freddie Mac, UMBS, 6%, 9/01/2053 - 6/01/2055	26,686,326	27,304,857
Freddie Mac, UMBS, 6.5%, 9/01/2053 - 12/01/2054	6,549,542	6,825,043
Ginnie Mae, 5.5%, 11/15/2032 - 4/20/2055	33,501,115	33,847,480
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	387,225	402,829
Ginnie Mae, 4.5%, 4/15/2039 - 12/20/2052	51,738,260	50,395,340
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	32,959,498	31,130,793
8

MFS Total Return Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2048	$10,211,398	$9,434,135
Ginnie Mae, 3%, 11/20/2044 - 11/20/2052	53,574,391	47,866,803
Ginnie Mae, 2.5%, 8/20/2051 - 6/20/2052	65,078,140	55,796,659
Ginnie Mae, 2%, 1/20/2052 - 10/20/2053	46,426,016	38,213,975
Ginnie Mae, 5%, 12/20/2052 - 9/20/2054	39,306,843	39,117,609
Ginnie Mae, TBA, 3.5%, 5/15/2056	27,700,000	25,034,957
UMBS, TBA, 2.5%, 5/25/2056	41,275,000	34,555,547
UMBS, TBA, 3%, 5/25/2056	1,425,000	1,247,292
UMBS, TBA, 4%, 5/25/2056	10,700,000	10,033,341
UMBS, TBA, 5.5%, 5/25/2056	11,075,000	11,130,091
UMBS, TBA, 6%, 5/25/2056	12,725,000	12,990,094
		$1,217,292,387
Municipals – 1.0%
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-4”, 7%, 6/30/2039	$15,461,000	$12,972,110
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	8,128,000	4,563,571
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	24,325,000	22,683,413
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	4,565,000	3,690,965
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	9,717,000	9,655,940
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	6,320,000	6,549,501
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	21,024,000	19,304,241
		$79,419,741
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,261,000	$17,994,389
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	13,855,000	13,795,326
NiSource, Inc., 3.6%, 5/01/2030	16,331,000	15,765,454
		$47,555,169
Network & Telecom – 0.3%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$24,588,000	$25,017,727
Non-Global Systemically Important Banks – 1.9%
Capital One Financial Corp., 6.7%, 11/29/2032	$34,164,000	$37,253,518
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	11,000,000	11,314,747
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	17,390,000	18,382,856
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	16,122,000	16,716,448
Lloyds Bank PLC, 3.75%, 1/11/2027	3,975,000	3,964,188
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	23,323,000	23,462,681
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	47,217,000	45,815,153
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	3,536,000	3,717,081
		$160,626,672
Pharmaceuticals & Biotechnology – 0.3%
Genmab A.S., 6.25%, 12/15/2032 (n)	$24,393,000	$25,033,316
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, REIT, 5.75%, 2/15/2035	$24,974,000	$25,816,133
9

MFS Total Return Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Storage & Office – 0.8%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$29,885,000	$25,924,963
Boston Properties LP, REIT, 2.45%, 10/01/2033	27,176,000	22,189,665
Boston Properties LP, REIT, 5.75%, 1/15/2035	14,052,000	14,116,860
		$62,231,488
Refining – 0.0%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$4,349,000	$4,148,666
Restaurants – 0.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)	$18,567,000	$18,894,507
Retail & E-commerce – 1.0%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)	$23,886,000	$25,518,757
DICK'S Sporting Goods, 3.15%, 1/15/2032	23,293,000	21,227,246
Penske Automotive Group Co., 3.75%, 6/15/2029	34,558,000	33,128,688
		$79,874,691
Semiconductor & Electronic Components – 0.2%
Broadcom, Inc., 3.137%, 11/15/2035 (n)	$9,859,000	$8,403,091
Broadcom, Inc., 4.926%, 5/15/2037 (n)	9,298,000	9,058,710
		$17,461,801
Software – 1.1%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$24,675,000	$25,211,310
Oracle Corp., 5.2%, 9/26/2035	11,041,000	10,287,742
Oracle Corp., 5.7%, 2/04/2036	11,378,000	10,926,843
Oracle Corp., 5.95%, 9/26/2055	8,149,000	6,825,835
Salesforce, Inc., 5.2%, 3/15/2033	16,838,000	16,807,894
Salesforce, Inc., 5.55%, 3/15/2036	16,098,000	16,053,532
Salesforce, Inc., 6.4%, 3/15/2046	8,419,000	8,414,716
		$94,527,872
Telecommunications - Wireless – 1.1%
Rogers Communications, Inc., 4.5%, 3/15/2042	$27,147,000	$22,923,086
Rogers Communications, Inc., 4.55%, 3/15/2052	27,147,000	21,402,428
SBA Communications Corp., 3.125%, 2/01/2029	17,490,000	16,836,783
T-Mobile USA, Inc., 2.55%, 2/15/2031	28,722,000	26,116,100
T-Mobile USA, Inc., 4.375%, 4/15/2040	2,343,000	2,048,898
Vodafone Group PLC, 5.625%, 2/10/2053	6,121,000	5,737,469
		$95,064,764
Tobacco – 1.0%
B.A.T. Capital Corp., 4.906%, 4/02/2030	$2,485,000	$2,510,896
B.A.T. Capital Corp., 4.742%, 3/16/2032	26,499,000	26,493,335
B.A.T. International Finance PLC, 4.448%, 3/16/2028	23,935,000	23,943,541
Philip Morris International, Inc., 5.125%, 11/17/2027	9,958,000	10,073,097
Philip Morris International, Inc., 5.625%, 11/17/2029	4,291,000	4,449,918
Philip Morris International, Inc., 5.125%, 2/15/2030	17,478,000	17,850,186
		$85,320,973
10

MFS Total Return Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation & Logistics – 0.4%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$9,094,000	$10,346,530
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n)	8,302,680	2,988,965
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	15,190,000	12,591,302
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	5,237,000	3,768,948
		$29,695,745
Travel, Gaming, & Lodging – 0.6%
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	$20,412,000	$20,668,742
Marriott International, Inc., 3.5%, 10/15/2032	12,991,000	11,974,094
Marriott International, Inc., 2.75%, 10/15/2033	18,167,000	15,760,719
		$48,403,555
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 3.25%, 11/01/2030	$299,375	$291,970
Small Business Administration, 2.85%, 9/01/2031	538,653	511,966
Small Business Administration, 2.37%, 8/01/2032	371,454	350,905
Small Business Administration, 2.13%, 1/01/2033	718,506	674,366
Small Business Administration, 2.21%, 2/01/2033	173,483	162,443
Small Business Administration, 2.22%, 3/01/2033	601,426	561,455
Small Business Administration, 2.08%, 4/01/2033	1,194,280	1,113,027
Small Business Administration, 2.45%, 6/01/2033	1,347,544	1,273,928
Small Business Administration, 3.15%, 7/01/2033	1,574,531	1,509,397
Small Business Administration, 3.16%, 8/01/2033	1,654,098	1,584,307
Small Business Administration, 3.62%, 9/01/2033	711,331	693,404
		$8,727,168
U.S. Treasury Obligations – 24.2%
U.S. Treasury Bonds, 1.125%, 8/15/2040	$27,300,000	$16,911,070
U.S. Treasury Bonds, 1.375%, 11/15/2040	74,100,000	47,395,055
U.S. Treasury Bonds, 1.75%, 8/15/2041	67,500,000	44,805,762
U.S. Treasury Bonds, 2.375%, 2/15/2042	61,700,000	44,660,195
U.S. Treasury Bonds, 2.875%, 5/15/2043	58,777,000	44,769,247
U.S. Treasury Bonds, 4.375%, 8/15/2043	101,800,000	95,270,485
U.S. Treasury Bonds, 4.75%, 11/15/2043	177,950,000	174,238,073
U.S. Treasury Bonds, 4.5%, 2/15/2044	90,700,000	85,945,335
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	20,365,740
U.S. Treasury Bonds, 4.875%, 8/15/2045	44,500,000	43,950,703
U.S. Treasury Bonds, 2.25%, 8/15/2046	36,800,000	23,754,687
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	20,017,099
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	14,516,117
U.S. Treasury Bonds, 1.625%, 11/15/2050	132,800,000	68,443,874
U.S. Treasury Bonds, 4.75%, 11/15/2053	30,800,000	29,575,219
U.S. Treasury Bonds, 4.25%, 2/15/2054	183,300,000	162,120,257
U.S. Treasury Bonds, 4.5%, 11/15/2054	100,050,000	92,292,217
U.S. Treasury Notes, 4.125%, 2/15/2027 (f)	270,100,000	270,859,656
U.S. Treasury Notes, 3.375%, 12/31/2027	57,200,000	56,733,016
U.S. Treasury Notes, 4.125%, 7/31/2028	64,200,000	64,515,985
U.S. Treasury Notes, 4.875%, 10/31/2028 (f)	90,926,000	92,996,698
U.S. Treasury Notes, 4.625%, 4/30/2029	38,000,000	38,751,094
U.S. Treasury Notes, 4.25%, 6/30/2029	167,000,000	168,585,196
U.S. Treasury Notes, 3.625%, 8/31/2030	57,000,000	56,142,774
U.S. Treasury Notes, 3.875%, 8/15/2034	74,000,000	71,808,906
U.S. Treasury Notes, 4.25%, 11/15/2034	102,500,000	101,987,500
11

MFS Total Return Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 4%, 11/15/2035	$51,500,000	$49,979,141
		$2,001,391,101
Utilities – 1.5%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$13,723,000	$14,476,846
Constellation Energy Generation LLC, 3.75%, 3/01/2031 (n)	19,925,000	19,030,793
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	30,284,000	29,717,611
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	3,444,000	3,883,233
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	21,954,000	19,726,250
Pacific Gas & Electric Co., 3%, 6/15/2028	11,170,000	10,801,395
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	25,561,682
		$123,197,810
Utilities - Gas – 0.1%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$8,531,000	$8,449,612
Total Bonds (Identified Cost, $8,554,059,523)		$8,213,113,644
Mutual Funds (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $126,784,891)	126,782,635	$126,795,313
Other Assets, Less Liabilities – (0.8)%		(64,922,901)
Net Assets – 100.0%		$8,274,986,056

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and mortgage-backed securities/TBAs.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $126,795,313 and
$8,213,113,644, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$2,545,251,509, representing 30.8% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
12

MFS Total Return Bond Fund
Portfolio of Investments – continued
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 4/30/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2,507	$519,262,375	June – 2026	$(4,350,054)
U.S. Treasury Note 5 yr	Long	USD	4,207	453,665,791	June – 2026	(7,081,399)
U.S. Treasury Ultra Bond 30 yr	Long	USD	1,737	199,809,281	June – 2026	(8,406,715)
U.S. Treasury Ultra Note 10 yr	Long	USD	825	93,108,985	June – 2026	(950,422)
						$(20,788,590)
At April 30, 2026, the fund had liquid securities collateral with an aggregate value of $20,977,287 to cover any collateral or margin obligations for certain derivative contracts or forward-settling mortgage-backed securities transactions.
See Notes to Financial Statements
13

MFS Total Return Bond Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $8,554,059,523)	$8,213,113,644
Investments in affiliated issuers, at value (identified cost, $126,784,891)	126,795,313
Cash	360,203
Receivables for
Net daily variation margin on open futures contracts	1,347,340
Investments sold	40,586
Fund shares sold	11,365,797
Interest and dividends	67,758,973
Other assets	11,202
Total assets	$8,420,793,058
Liabilities
Payables for
Distributions	$2,652,468
When-issued investments purchased	34,173,635
TBA purchase commitments	95,682,796
Fund shares reacquired	11,717,781
Payable to affiliates
Investment adviser	57,733
Administrative services fee	3,195
Shareholder servicing costs	1,153,383
Distribution and service fees	21,097
Payable for independent Trustees' compensation	2,548
Accrued expenses and other liabilities	342,366
Total liabilities	$145,807,002
Net assets	$8,274,986,056
Net assets consist of
Paid-in capital	$9,303,880,687
Total distributable earnings (loss)	(1,028,894,631)
Net assets	$8,274,986,056
Shares of beneficial interest outstanding	866,563,881

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,247,361,689	235,353,296	$9.55
Class B	451,858	47,231	9.57
Class C	20,717,597	2,166,454	9.56
Class I	1,870,633,826	195,934,443	9.55
Class R1	999,443	104,485	9.57
Class R2	12,225,631	1,280,279	9.55
Class R3	82,355,742	8,625,953	9.55
Class R4	39,963,489	4,183,464	9.55
Class R6	4,000,276,781	418,868,276	9.55

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.97 [100 / 95.75 x $9.55]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
14

MFS Total Return Bond Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 4/30/26 Net investment income (loss)
Income
Interest	$372,312,444
Dividends from affiliated issuers	6,514,440
Other	627,770
Total investment income	$379,454,654
Expenses
Management fee	$32,403,395
Distribution and service fees	6,335,860
Shareholder servicing costs	4,363,969
Administrative services fee	557,788
Independent Trustees' compensation	155,658
Custodian fee	378,663
Shareholder communications	351,267
Audit and tax fees	97,978
Legal fees	41,449
Miscellaneous	355,578
Total expenses	$45,041,605
Fees paid indirectly	(9,122)
Reduction of expenses by investment adviser and distributor	(7,499,509)
Net expenses	$37,532,974
Net investment income (loss)	$341,921,680
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(12,811,926)
Affiliated issuers	7,755
Futures contracts	5,378,765
Net realized gain (loss)	$(7,425,406)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$59,410,458
Affiliated issuers	11,311
Futures contracts	(26,955,573)
Net unrealized gain (loss)	$32,466,196
Net realized and unrealized gain (loss)	$25,040,790
Change in net assets from operations	$366,962,470
See Notes to Financial Statements
15

MFS Total Return Bond Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	4/30/26	4/30/25
Change in net assets
From operations
Net investment income (loss)	$341,921,680	$337,016,512
Net realized gain (loss)	(7,425,406)	(65,316,315)
Net unrealized gain (loss)	32,466,196	357,001,579
Change in net assets from operations	$366,962,470	$628,701,776
Total distributions to shareholders	$(343,814,935)	$(350,730,784)
Change in net assets from fund share transactions	$161,175,168	$203,103,547
Total change in net assets	$184,322,703	$481,074,539
Net assets
At beginning of period	8,090,663,353	7,609,588,814
At end of period	$8,274,986,056	$8,090,663,353
See Notes to Financial Statements
16

MFS Total Return Bond Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$9.52	$9.18	$9.56	$9.99	$11.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.38	$0.38	$0.32	$0.20
Net realized and unrealized gain (loss)	0.03	0.36	(0.37)	(0.42)	(1.13)
Total from investment operations	$0.41	$0.74	$0.01	$(0.10)	$(0.93)
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.40)	$(0.39)	$(0.33)	$(0.21)
From net realized gain	—	—	—	—	(0.14)
Total distributions declared to shareholders	$(0.38)	$(0.40)	$(0.39)	$(0.33)	$(0.35)
Net asset value, end of period (x)	$9.55	$9.52	$9.18	$9.56	$9.99
Total return (%) (r)(s)(t)(x)	4.40	8.14	0.09	(0.95)	(8.46)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	0.77	0.78	0.78	0.76
Expenses after expense reductions (f)	0.60	0.60	0.60	0.60	0.60
Net investment income (loss)	3.98	4.04	4.07	3.30	1.84
Portfolio turnover rate	48	75	76	97	185
Net assets at end of period (000 omitted)	$2,247,362	$2,354,291	$2,274,215	$2,262,535	$2,426,564
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	22	27	44	N/A	N/A

See Notes to Financial Statements
17

MFS Total Return Bond Fund
Financial Highlights - continued
Class B	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$9.54	$9.20	$9.58	$10.01	$11.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.31	$0.31	$0.24	$0.12
Net realized and unrealized gain (loss)	0.03	0.36	(0.37)	(0.41)	(1.13)
Total from investment operations	$0.34	$0.67	$(0.06)	$(0.17)	$(1.01)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.33)	$(0.32)	$(0.26)	$(0.13)
From net realized gain	—	—	—	—	(0.14)
Total distributions declared to shareholders	$(0.31)	$(0.33)	$(0.32)	$(0.26)	$(0.27)
Net asset value, end of period (x)	$9.57	$9.54	$9.20	$9.58	$10.01
Total return (%) (r)(s)(t)(x)	3.63	7.33	(0.66)	(1.68)	(9.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	1.52	1.53	1.53	1.51
Expenses after expense reductions (f)	1.35	1.35	1.35	1.35	1.35
Net investment income (loss)	3.24	3.30	3.31	2.52	1.09
Portfolio turnover rate	48	75	76	97	185
Net assets at end of period (000 omitted)	$452	$906	$1,886	$3,384	$4,618
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	22	27	44	N/A	N/A

See Notes to Financial Statements
18

MFS Total Return Bond Fund
Financial Highlights - continued
Class C	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$9.53	$9.19	$9.57	$10.01	$11.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.30	$0.30	$0.23	$0.11
Net realized and unrealized gain (loss)	0.03	0.36	(0.37)	(0.42)	(1.12)
Total from investment operations	$0.33	$0.66	$(0.07)	$(0.19)	$(1.01)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.32)	$(0.31)	$(0.25)	$(0.12)
From net realized gain	—	—	—	—	(0.14)
Total distributions declared to shareholders	$(0.30)	$(0.32)	$(0.31)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$9.56	$9.53	$9.19	$9.57	$10.01
Total return (%) (r)(s)(t)(x)	3.52	7.23	(0.76)	(1.88)	(9.14)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	1.52	1.53	1.53	1.51
Expenses after expense reductions (f)	1.45	1.45	1.45	1.45	1.45
Net investment income (loss)	3.14	3.19	3.21	2.39	0.99
Portfolio turnover rate	48	75	76	97	185
Net assets at end of period (000 omitted)	$20,718	$26,355	$29,563	$36,253	$56,980
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	22	27	44	N/A	N/A

See Notes to Financial Statements
19

MFS Total Return Bond Fund
Financial Highlights - continued
Class I	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$9.52	$9.18	$9.56	$9.99	$11.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.40	$0.40	$0.39	$0.33	$0.22
Net realized and unrealized gain (loss)	0.03	0.35	(0.37)	(0.42)	(1.13)
Total from investment operations	$0.43	$0.75	$0.02	$(0.09)	$(0.91)
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.41)	$(0.40)	$(0.34)	$(0.23)
From net realized gain	—	—	—	—	(0.14)
Total distributions declared to shareholders	$(0.40)	$(0.41)	$(0.40)	$(0.34)	$(0.37)
Net asset value, end of period (x)	$9.55	$9.52	$9.18	$9.56	$9.99
Total return (%) (r)(s)(t)(x)	4.56	8.30	0.24	(0.80)	(8.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	0.52	0.53	0.53	0.51
Expenses after expense reductions (f)	0.45	0.45	0.45	0.45	0.45
Net investment income (loss)	4.13	4.18	4.21	3.43	1.99
Portfolio turnover rate	48	75	76	97	185
Net assets at end of period (000 omitted)	$1,870,634	$1,773,595	$1,568,577	$1,361,313	$1,617,089
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	22	27	44	N/A	N/A

See Notes to Financial Statements
20

MFS Total Return Bond Fund
Financial Highlights - continued
Class R1	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$9.54	$9.20	$9.57	$10.01	$11.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.30	$0.30	$0.23	$0.11
Net realized and unrealized gain (loss)	0.03	0.36	(0.36)	(0.42)	(1.12)
Total from investment operations	$0.33	$0.66	$(0.06)	$(0.19)	$(1.01)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.32)	$(0.31)	$(0.25)	$(0.12)
From net realized gain	—	—	—	—	(0.14)
Total distributions declared to shareholders	$(0.30)	$(0.32)	$(0.31)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$9.57	$9.54	$9.20	$9.57	$10.01
Total return (%) (r)(s)(t)(x)	3.52	7.23	(0.65)	(1.88)	(9.14)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	1.52	1.53	1.53	1.51
Expenses after expense reductions (f)	1.45	1.45	1.45	1.45	1.45
Net investment income (loss)	3.13	3.19	3.22	2.45	0.99
Portfolio turnover rate	48	75	76	97	185
Net assets at end of period (000 omitted)	$999	$828	$1,271	$1,279	$1,641
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	22	27	44	N/A	N/A

See Notes to Financial Statements
21

MFS Total Return Bond Fund
Financial Highlights - continued
Class R2	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$9.52	$9.18	$9.56	$9.99	$11.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.35	$0.35	$0.28	$0.16
Net realized and unrealized gain (loss)	0.03	0.36	(0.38)	(0.42)	(1.13)
Total from investment operations	$0.38	$0.71	$(0.03)	$(0.14)	$(0.97)
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.37)	$(0.35)	$(0.29)	$(0.17)
From net realized gain	—	—	—	—	(0.14)
Total distributions declared to shareholders	$(0.35)	$(0.37)	$(0.35)	$(0.29)	$(0.31)
Net asset value, end of period (x)	$9.55	$9.52	$9.18	$9.56	$9.99
Total return (%) (r)(s)(t)(x)	4.04	7.77	(0.27)	(1.29)	(8.79)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	1.02	1.03	1.03	1.01
Expenses after expense reductions (f)	0.95	0.95	0.95	0.95	0.95
Net investment income (loss)	3.64	3.69	3.72	2.94	1.49
Portfolio turnover rate	48	75	76	97	185
Net assets at end of period (000 omitted)	$12,226	$12,929	$12,556	$14,215	$16,565
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	22	27	44	N/A	N/A

See Notes to Financial Statements
22

MFS Total Return Bond Fund
Financial Highlights - continued
Class R3	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$9.52	$9.18	$9.56	$9.99	$11.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.37	$0.37	$0.37	$0.31	$0.19
Net realized and unrealized gain (loss)	0.03	0.36	(0.37)	(0.42)	(1.13)
Total from investment operations	$0.40	$0.73	$0.00 (w)	$(0.11)	$(0.94)
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.39)	$(0.38)	$(0.32)	$(0.20)
From net realized gain	—	—	—	—	(0.14)
Total distributions declared to shareholders	$(0.37)	$(0.39)	$(0.38)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$9.55	$9.52	$9.18	$9.56	$9.99
Total return (%) (r)(s)(t)(x)	4.30	8.04	(0.02)	(1.04)	(8.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	0.77	0.78	0.78	0.76
Expenses after expense reductions (f)	0.70	0.70	0.70	0.70	0.70
Net investment income (loss)	3.88	3.94	3.97	3.19	1.75
Portfolio turnover rate	48	75	76	97	185
Net assets at end of period (000 omitted)	$82,356	$85,226	$69,406	$68,213	$79,389
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	22	27	44	N/A	N/A

See Notes to Financial Statements
23

MFS Total Return Bond Fund
Financial Highlights - continued
Class R4	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$9.52	$9.18	$9.56	$9.99	$11.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.40	$0.40	$0.39	$0.33	$0.22
Net realized and unrealized gain (loss)	0.03	0.35	(0.37)	(0.42)	(1.13)
Total from investment operations	$0.43	$0.75	$0.02	$(0.09)	$(0.91)
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.41)	$(0.40)	$(0.34)	$(0.23)
From net realized gain	—	—	—	—	(0.14)
Total distributions declared to shareholders	$(0.40)	$(0.41)	$(0.40)	$(0.34)	$(0.37)
Net asset value, end of period (x)	$9.55	$9.52	$9.18	$9.56	$9.99
Total return (%) (r)(s)(t)(x)	4.56	8.30	0.24	(0.80)	(8.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	0.52	0.53	0.53	0.51
Expenses after expense reductions (f)	0.45	0.45	0.45	0.45	0.45
Net investment income (loss)	4.14	4.19	4.22	3.45	1.98
Portfolio turnover rate	48	75	76	97	185
Net assets at end of period (000 omitted)	$39,963	$42,499	$38,952	$47,748	$50,056
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	22	27	44	N/A	N/A

See Notes to Financial Statements
24

MFS Total Return Bond Fund
Financial Highlights - continued
Class R6	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$9.52	$9.18	$9.56	$9.99	$11.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.41	$0.40	$0.34	$0.23
Net realized and unrealized gain (loss)	0.03	0.35	(0.37)	(0.42)	(1.13)
Total from investment operations	$0.44	$0.76	$0.03	$(0.08)	$(0.90)
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.42)	$(0.41)	$(0.35)	$(0.24)
From net realized gain	—	—	—	—	(0.14)
Total distributions declared to shareholders	$(0.41)	$(0.42)	$(0.41)	$(0.35)	$(0.38)
Net asset value, end of period (x)	$9.55	$9.52	$9.18	$9.56	$9.99
Total return (%) (r)(s)(t)(x)	4.66	8.41	0.33	(0.70)	(8.23)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.42	0.42	0.43	0.43	0.42
Expenses after expense reductions (f)	0.35	0.35	0.35	0.35	0.35
Net investment income (loss)	4.23	4.29	4.31	3.56	2.09
Portfolio turnover rate	48	75	76	97	185
Net assets at end of period (000 omitted)	$4,000,277	$3,794,034	$3,613,162	$3,470,078	$3,359,986
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	22	27	44	N/A	N/A

(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending April 30, 2024. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
25

MFS Total Return Bond Fund
Notes to Financial Statements
(1) Business and Organization
MFS Total Return Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such
26

MFS Total Return Bond Fund
Notes to Financial Statements  - continued
position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of April 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$2,010,118,269	$—	$2,010,118,269
Non - U.S. Sovereign Debt	—	9,333,126	—	9,333,126
Municipal Bonds	—	79,419,741	—	79,419,741
U.S. Corporate Bonds	—	2,233,942,966	—	2,233,942,966
Residential Mortgage-Backed Securities	—	1,562,938,201	—	1,562,938,201
Commercial Mortgage-Backed Securities	—	455,144,723	—	455,144,723
Asset-Backed Securities (including CDOs)	—	1,116,263,186	—	1,116,263,186
Foreign Bonds	—	745,953,432	—	745,953,432
Investment Companies	126,795,313	—	—	126,795,313
Total	$126,795,313	$8,213,113,644	$—	$8,339,908,957

Other Financial Instruments
Futures Contracts – Liabilities	$(20,788,590)	$—	$—	$(20,788,590)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
27

MFS Total Return Bond Fund
Notes to Financial Statements  - continued
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Futures Contracts	$(20,788,590)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended April 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$5,378,765
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended April 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(26,955,573)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
28

MFS Total Return Bond Fund
Notes to Financial Statements  - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until
29

MFS Total Return Bond Fund
Notes to Financial Statements  - continued
settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash posted to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as cash collateral posted. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended April 30, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 4/30/26	Year ended 4/30/25
Ordinary income (including any short-term capital gains)	$343,814,935	$350,730,784
The federal tax cost and the tax basis components of distributable earnings were as follows:
30

MFS Total Return Bond Fund
Notes to Financial Statements  - continued
As of 4/30/26
Cost of investments	$8,683,036,605
Gross appreciation	53,225,815
Gross depreciation	(417,142,053)
Net unrealized appreciation (depreciation)	$(363,916,238)
Undistributed ordinary income	23,555,613
Capital loss carryforwards	(661,941,230)
Other temporary differences	(26,592,776)
Total distributable earnings (loss)	$(1,028,894,631)
As of April 30, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(203,243,419)
Long-Term	(458,697,811)
Total	$(661,941,230)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 4/30/26	Year ended 4/30/25
Class A	$92,957,841	$99,452,560
Class B	24,182	45,956
Class C	742,459	949,789
Class I	76,206,430	74,506,392
Class R1	28,480	39,174
Class R2	465,088	501,882
Class R3	3,455,907	3,265,574
Class R4	1,776,967	1,796,017
Class R6	168,157,581	170,173,440
Total	$343,814,935	$350,730,784
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
The investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund's average daily net assets for the first $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2026. For the year ended April 30, 2026, this management fee reduction amounted to $2,499,976, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but
31

MFS Total Return Bond Fund
Notes to Financial Statements  - continued
such agreement will continue at least until August 31, 2027. For the year ended April 30, 2026, this management fee reduction amounted to $1,141,757, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2026 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.60%	1.35%	1.45%	0.45%	1.45%	0.95%	0.70%	0.45%	0.36%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2026. For the year ended April 30, 2026, this reduction amounted to $1,537,102, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $41,555 for the year ended April 30, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$5,799,873
Class B	0.75%	0.25%	1.00%	0.90%	7,387
Class C	0.75%	0.25%	1.00%	1.00%	234,821
Class R1	0.75%	0.25%	1.00%	1.00%	9,037
Class R2	0.25%	0.25%	0.50%	0.50%	63,586
Class R3	—	0.25%	0.25%	0.25%	221,156
Total Distribution and Service Fees					$6,335,860
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2026 based on each class's average daily net assets.  0.10% of the Class A and Class B service fee is currently being waived under a written waiver agreement. For the year ended April 30, 2026, this waiver amounted to $2,319,932 and $739 for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2026. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended April 30, 2026, this rebate amounted to $3 for Class C shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2026, were as follows:
Amount
Class A	$78,344
Class B	9
Class C	1,578
32

MFS Total Return Bond Fund
Notes to Financial Statements  - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2026, the fee was $177,078, which equated to 0.0021% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,186,891.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended April 30, 2026 was equivalent to an annual effective rate of 0.0067% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class B	6	$54
8/19/2024	Redemption	Class I	3	30
8/19/2024	Redemption	Class R1	3	31
8/19/2024	Redemption	Class R2	3	29
8/19/2024	Redemption	Class R3	3	30
8/19/2024	Redemption	Class R4	3	29
(4) Portfolio Securities
For the year ended April 30, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$2,835,086,118	$3,137,856,091
Non-U.S. Government securities	1,244,015,986	756,690,904
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
33

MFS Total Return Bond Fund
Notes to Financial Statements  - continued
	Year ended 4/30/26		Year ended 4/30/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	28,431,869	$273,179,832	41,018,890	$390,598,957
Class B	4,711	44,705	5,063	48,307
Class C	276,329	2,656,638	736,144	7,046,888
Class I	45,626,055	437,873,107	65,388,675	622,765,901
Class R1	20,177	194,407	27,034	258,293
Class R2	183,718	1,766,182	383,345	3,638,185
Class R3	1,478,456	14,189,147	2,665,492	25,124,472
Class R4	1,050,961	10,092,538	1,167,509	11,112,772
Class R6	66,681,919	640,534,072	69,810,530	663,654,792
	143,754,195	$1,380,530,628	181,202,682	$1,724,248,567
Shares issued to shareholders in reinvestment of distributions
Class A	9,216,495	$88,546,525	10,053,505	$95,604,804
Class B	2,503	24,084	4,800	45,688
Class C	64,459	620,101	86,623	824,673
Class I	5,626,959	54,066,442	5,715,268	54,341,607
Class R1	2,954	28,438	4,022	38,321
Class R2	48,361	464,615	52,547	499,721
Class R3	359,617	3,455,513	342,714	3,259,143
Class R4	146,505	1,408,498	149,711	1,424,195
Class R6	16,906,610	162,478,246	17,354,097	165,061,821
	32,374,463	$311,092,462	33,763,287	$321,099,973
Shares reacquired
Class A	(49,564,825)	$(475,964,595)	(51,532,005)	$(489,087,781)
Class B	(54,940)	(529,648)	(120,018)	(1,144,282)
Class C	(938,362)	(9,015,175)	(1,274,155)	(12,112,686)
Class I	(41,624,247)	(399,913,065)	(55,674,848)	(528,443,001)
Class R1	(5,481)	(52,917)	(82,469)	(781,823)
Class R2	(309,768)	(2,977,019)	(445,649)	(4,236,017)
Class R3	(2,164,846)	(20,809,862)	(1,616,352)	(15,364,494)
Class R4	(1,476,188)	(14,201,227)	(1,096,612)	(10,403,516)
Class R6	(63,146,489)	(606,984,414)	(82,250,074)	(780,671,393)
	(159,285,146)	$(1,530,447,922)	(194,092,182)	$(1,842,244,993)
Net change
Class A	(11,916,461)	$(114,238,238)	(459,610)	$(2,884,020)
Class B	(47,726)	(460,859)	(110,155)	(1,050,287)
Class C	(597,574)	(5,738,436)	(451,388)	(4,241,125)
Class I	9,628,767	92,026,484	15,429,095	148,664,507
Class R1	17,650	169,928	(51,413)	(485,209)
Class R2	(77,689)	(746,222)	(9,757)	(98,111)
Class R3	(326,773)	(3,165,202)	1,391,854	13,019,121
Class R4	(278,722)	(2,700,191)	220,608	2,133,451
Class R6	20,442,040	196,027,904	4,914,553	48,045,220
	16,843,512	$161,175,168	20,873,787	$203,103,547
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime Income Fund were the owners of record of approximately 7%, 6%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares
34

MFS Total Return Bond Fund
Notes to Financial Statements  - continued
of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2026, the fund’s commitment fee and interest expense were $39,158 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended April 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$111,208,659	$1,611,899,797	$1,596,332,209	$7,755	$11,311	$126,795,313

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,514,440	$—
35

MFS Total Return Bond Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IX and the Shareholders of MFS Total Return Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Total Return Bond Fund (the “Fund”), including the portfolio of investments, as of April 30, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
36

MFS Total Return Bond Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
37

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Total Return Bond Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
38

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST IX

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   June 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  June 12, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  June 12, 2026

*  Print name and title of each signing officer under his or her signature.